As filed with the Securities and Exchange Commission on 5/25/18

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22708)

Brown Advisory Funds
 (Exact name of registrant as specified in charter)

901 South Bond Street, Suite 400
Baltimore, MD 21231
 (Address of principal executive offices) (Zip code)

David M. Churchill
Principal Executive Officer
Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, MD 21231
 (Name and address of agent for service)

(410) 537-5400
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

Brown Advisory Growth Equity Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 94.3%
Consumer Discretionary - 20.4%
322,568	Alibaba Group Holding, Ltd. ADR*	59,204,131
59,034	Amazon.com, Inc.*	85,442,270
30,958	Booking Holdings, Inc.*	64,404,714
146,807	Charter Communications, Inc.*	45,689,274
241,286	FleetCor Technologies, Inc.*	48,860,415
1,563,770	Genpact, Ltd.	50,025,002
568,368	TJX Companies, Inc.	46,356,094
		399,981,900
Consumer Staples - 6.3%
282,546	Costco Wholesale Corp.	53,240,143
469,872	Estee Lauder Companies, Inc.	70,349,236
		123,589,379
Health Care - 18.9%
642,579	Danaher Corp.	62,914,910
550,155	DexCom, Inc.*	40,799,495
262,336	Edwards Lifesciences Corp.*	36,601,119
187,086	Intuitive Surgical, Inc.*	77,234,713
288,777	Thermo Fisher Scientific, Inc.	59,620,899
1,104,303	Zoetis, Inc.	92,220,344
		369,391,480
Industrials - 13.0%
647,321	A.O. Smith Corp.	41,163,142
599,588	BWX Technologies, Inc.	38,091,826
223,194	Cintas Corp.	38,072,432
858,343	Fortive Corp.	66,538,749
251,472	Roper Technologies, Inc.	70,585,676
		254,451,825
Information Technology - 33.2%
330,515	Adobe Systems, Inc.*	71,417,681
67,741	Alphabet, Inc. - Class C*	69,894,486
689,691	Amphenol Corp.	59,403,086
225,270	ANSYS, Inc.*	35,297,556
471,949	Electronic Arts, Inc.*	57,219,097
392,362	Facebook, Inc.*	62,695,524
413,850	Intuit, Inc.	71,740,898
947,733	PayPal Holdings, Inc.*	71,904,503
620,851	salesforce.com, Inc.*	72,204,971
657,002	Visa, Inc.	78,590,579
		650,368,381
Materials - 2.5%
125,283	Sherwin-Williams Co.	49,125,970
Total Common Stocks (Cost $1,075,716,982)		1,846,908,935

Real Estate Investment Trusts - 3.4%
388,631	SBA Communications Corp.*	66,424,811
Total Real Estate Investment Trusts (Cost $36,102,529)		66,424,811

Short-Term Investments - 2.3%
Money Market Funds - 2.3%
45,175,195	Cash Account Trust - Government & Agency Portfolio - Institutional Shares, 1.63%#	45,175,195
Total Short-Term Investments (Cost $45,175,195)		45,175,195
Total Investments - 100.0% (Cost $1,156,994,706)		1,958,508,941
Other Assets in Excess of Liabilities - 0.0%		62,207
NET ASSETS - 100.0%		$1,958,571,148

ADR - American Depositary Receipt
* Non-Income Producing
# Annualized seven-day yield as of March 31, 2018.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows+:

Cost of investments	$1,156,994,706
Gross unrealized appreciation	811,821,047
Gross unrealized depreciation	(10,306,812)
Net unrealized appreciation (depreciation)	$801,514,235

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3
Common Stocks	$1,846,908,935	$-	$-
Real Estate Investment Trusts	$66,424,811	$-	$-
Short-Term Investments	$45,175,195	$-	$-
Total Investments	$1,958,508,941	$-	$-

Brown Advisory Flexible Equity Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 92.9%
Consumer Discretionary - 13.5%
7,118	Booking Holdings, Inc.*	14,808,216
220,622	CarMax, Inc.*	13,665,327
16,434	Chipotle Mexican Grill, Inc.*	5,309,990
153,966	Lowe's Companies, Inc.	13,510,516
55,142	TJX Companies, Inc.	4,497,382
71,753	Walt Disney Co.	7,206,871
		58,998,302
Consumer Staples - 3.8%
155,102	Conagra Brands, Inc.	5,720,162
380,972	Nomad Foods, Ltd.*	5,996,499
43,872	PepsiCo, Inc.	4,788,629
		16,505,290
Energy - 4.6%
489,963	Kinder Morgan, Inc.	7,378,843
89,917	Occidental Petroleum Corp.	5,841,008
191,931	Suncor Energy, Inc.	6,629,297
		19,849,148
Financials - 24.1%
75,721	Ameriprise Financial, Inc.	11,202,165
365,574	Bank of America Corp.	10,963,564
113,261	Berkshire Hathaway, Inc.*	22,593,304
298,683	Charles Schwab Corp.	15,597,226
132,586	JPMorgan Chase & Co.	14,580,482
599,481	Regions Financial Corp.	11,138,357
35,935	T. Rowe Price Group, Inc.	3,879,902
287,504	Wells Fargo & Co.	15,068,085
		105,023,085
Health Care - 8.4%
35,442	Aetna, Inc.	5,989,698
21,890	Anthem, Inc.	4,809,233
96,367	Edwards Lifesciences Corp.*	13,445,124
52,779	Merck & Co., Inc.	2,874,872
45,201	UnitedHealth Group, Inc.	9,673,014
		36,791,941
Industrials - 7.0%
84,452	Canadian National Railway Co.	6,175,975
116,995	Delta Air Lines, Inc.	6,412,496
29,702	General Dynamics Corp.	6,561,172
27,354	United Rentals, Inc.*	4,724,856
53,130	United Technologies Corp.	6,684,817
		30,559,316
Information Technology - 31.5%
58,727	Accenture PLC	9,014,595
5,631	Alphabet, Inc. - Class A*	5,840,135
14,446	Alphabet, Inc. - Class C*	14,905,238
84,904	Apple, Inc.	14,245,193
147,040	eBay, Inc.*	5,916,890
70,508	Facebook, Inc.*	11,266,473
117,563	MasterCard, Inc.	20,592,335
164,351	Microsoft Corp.	15,000,316
123,412	PayPal Holdings, Inc.*	9,363,268
108,799	QUALCOMM, Inc.	6,028,553
209,602	Visa, Inc.	25,072,591
		137,245,587
Total Common Stocks (Cost $242,975,521)		404,972,669

Real Estate Investment Trusts - 2.2%
47,172	Crown Castle International Corp.	5,170,523
26,861	SBA Communications Corp.*	4,591,082
Total Real Estate Investment Trusts (Cost $7,700,575)		9,761,605

Closed-End Funds - 2.8%
167,334	Altaba, Inc.*	12,389,409
Total Closed-End Funds (Cost $4,987,178)		12,389,409

Warrants - 0.1%
20,000	Wells Fargo & Co., Exercise price $33.70 expires 10/28/2018*	384,000
Total Warrants (Cost $221,299)		384,000

Short-Term Investments - 2.0%
Money Market Funds - 2.0%
8,543,441	Cash Account Trust - Government & Agency Portfolio - Institutional Shares, 1.62%#	8,543,441
Total Short-Term Investments (Cost $8,543,441)		8,543,441
Total Investments - 100.0% (Cost $264,428,014)		436,051,124
Other Assets in Excess of Liabilities - 0.0%		40,922
NET ASSETS - 100.0%		$436,092,046

*Non-Income Producing
# Annualized seven-day yield as of March 31, 2018.

Cost basis of investments for federal income tax purposes at March 31, 2018 was as follows+:

Cost of investments	$264,428,014
Gross unrealized appreciation	178,704,974
Gross unrealized depreciation	(7,081,864)
Net unrealized appreciation (depreciation)	$171,623,110

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at March 31, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3
Common Stocks	$404,972,669	$-	$-
Real Estate Investment Trusts	$9,761,605	$-	$-
Closed-End Funds	$12,389,409	$-	$-
Warrants	$384,000	$-	$-
Short-Term Investments	$8,543,441	$-	$-
Total Investments	$436,051,124	$-	$-

Brown Advisory Equity Income Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 89.8%
Consumer Discretionary - 11.8%
24,928	Best Buy Co., Inc.	1,744,711
19,187	Hasbro, Inc.	1,617,464
8,721	Home Depot, Inc.	1,554,431
12,541	Lowe's Companies, Inc.	1,100,473
21,969	McDonald's Corp.	3,435,512
37,182	V.F. Corp.	2,755,930
		12,208,521
Consumer Staples - 12.9%
71,272	Altria Group, Inc.	4,441,671
59,327	Coca-Cola Co.	2,576,572
33,340	Philip Morris International, Inc.	3,313,996
52,704	Unilever NV ADR	2,971,978
		13,304,217
Energy - 4.6%
57,274	Kinder Morgan, Inc.	862,546
28,460	Occidental Petroleum Corp.	1,848,762
59,548	Suncor Energy, Inc.	2,056,788
		4,768,096
Financials - 15.9%
18,635	Ameriprise Financial, Inc.	2,756,862
81,849	Bank of America Corp.	2,454,651
26,672	Cincinnati Financial Corp.	1,980,663
17,884	Erie Indemnity Co.	2,103,874
32,943	JPMorgan Chase & Co.	3,622,742
49,281	Wells Fargo & Co.	2,582,817
6,116	Willis Towers Watson PLC	930,794
		16,432,403
Health Care - 12.3%
23,448	AbbVie, Inc.	2,219,353
21,395	Johnson & Johnson	2,741,769
18,569	Medtronic PLC	1,489,605
57,340	Merck & Co., Inc.	3,123,310
37,955	Novartis AG ADR	3,068,662
		12,642,699
Industrials - 8.6%
8,501	General Dynamics Corp.	1,877,871
51,268	Healthcare Services Group, Inc.	2,229,132
57,120	Nielsen Holdings PLC	1,815,845
23,757	United Technologies Corp.	2,989,106
		8,911,954
Information Technology - 20.8%
17,222	Accenture PLC	2,643,577
24,464	Apple, Inc.	4,104,570
27,842	Automatic Data Processing, Inc.	3,159,510
4,302	Broadcom, Ltd.	1,013,766
91,564	Cisco Systems, Inc.	3,927,180
61,270	Microsoft Corp.	5,592,113
18,173	QUALCOMM, Inc.	1,006,966
		21,447,682

Materials - 2.9%
15,880	DowDuPont, Inc.	1,011,715
13,402	Praxair, Inc.	1,933,909
		2,945,624
Total Common Stocks (Cost $57,663,435)		92,661,196

Real Estate Investment Trusts - 6.9%
12,210	American Tower Corp.	1,774,601
40,494	W.P. Carey, Inc.	2,510,223
81,319	Weyerhaeuser Co.	2,846,165
Total Real Estate Investment Trusts (Cost $5,721,544)		7,130,989

Short-Term Investments - 4.2%
Money Market Funds - 4.2%
4,371,309	Cash Account Trust - Government & Agency Portfolio - Institutional Shares, 1.63%#	4,371,309
Total Short-Term Investments (Cost $4,371,309)		4,371,309
Total Investments - 100.9% (Cost $67,756,288)		104,163,494
Liabilities in Excess of Other Assets - (0.9)%		(897,817)
NET ASSETS - 100.0%		$103,265,677

ADR - American Depositary Receipt
# Annualized seven-day yield as of March 31, 2018.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows+:

Cost of investments	$67,756,288
Gross unrealized appreciation	37,578,185
Gross unrealized depreciation	(1,170,979)
Net unrealized appreciation (depreciation)	$36,407,206

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at March 31, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3
Common Stocks	$92,661,196	$-	$-
Real Estate Investment Trusts	$7,130,989	$-	$-
Short-Term Investments	$4,371,309	$-	$-
Total Investments	$104,163,494	$-	$-

Brown Advisory Sustainable Growth Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 92.0%
Consumer Discretionary - 12.1%
18,352	Amazon.com, Inc.*	26,561,584
118,060	Aptiv PLC	10,031,558
90,694	Home Depot, Inc.	16,165,299
167,625	Starbucks Corp.	9,703,811
95,084	TJX Companies, Inc.	7,755,051
		70,217,303
Consumer Staples - 2.8%
291,176	Unilever NV ADR	16,419,415
Health Care - 20.5%
224,849	Danaher Corp.	22,014,966
134,100	Edwards Lifesciences Corp.*	18,709,632
41,184	IDEXX Laboratories, Inc.*	7,882,206
17,051	Mettler-Toledo International, Inc.*	9,804,836
108,961	Thermo Fisher Scientific, Inc.	22,496,088
108,667	UnitedHealth Group, Inc.	23,254,738
169,648	West Pharmaceutical Services, Inc.	14,978,222
		119,140,688
Industrials - 16.4%
241,611	A.O. Smith Corp.	15,364,043
196,092	Fortive Corp.	15,201,052
204,481	Healthcare Services Group, Inc.	8,890,834
134,533	J.B. Hunt Transport Services, Inc.	15,760,541
105,344	Nordson Corp.	14,362,601
148,406	Verisk Analytics, Inc.*	15,434,224
555,330	Welbilt, Inc.*	10,801,168
		95,814,463
Information Technology - 35.4%
106,683	Adobe Systems, Inc.*	23,052,063
21,387	Alphabet, Inc. - Class A*	22,181,313
3,902	Alphabet, Inc. - Class C*	4,026,045
70,153	Facebook, Inc.*	11,209,748
120,950	Intuit, Inc.	20,966,682
478,887	Marvell Technology Group, Ltd.	10,056,627
306,638	Microsoft Corp.	27,986,850
113,291	Monolithic Power Systems, Inc.	13,115,699
121,817	Red Hat, Inc.*	18,212,860
129,765	salesforce.com, Inc.*	15,091,669
62,570	Tyler Technologies, Inc.*	13,199,767
225,427	Visa, Inc.	26,965,578
		206,064,901
Materials - 4.8%
228,606	Ball Corp.	9,077,944
137,279	Ecolab, Inc.	18,816,833
		27,894,777
Total Common Stocks (Cost $365,957,217)		535,551,547

Real Estate Investment Trusts - 4.2%
167,352	American Tower Corp.	24,322,939
Total Real Estate Investment Trusts (Cost $17,760,744)		24,322,939

Short-Term Investments - 3.7%
Money Market Funds - 3.7%
21,522,973	Cash Account Trust - Government & Agency Portfolio - Institutional Shares, 1.63%#	21,522,973
Total Short-Term Investments (Cost $21,522,973)		21,522,973
Total Investments - 99.9% (Cost $405,240,934)		581,397,459
Other Assets in Excess of Liabilities - 0.1%		565,097
NET ASSETS - 100.0%		$581,962,556

ADR - American Depositary Receipt
*Non-Income Producing
#Annualized seven-day yield as of March 31, 2018.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows+:

Cost of investments	$405,240,934
Gross unrealized appreciation	181,397,742
Gross unrealized depreciation	(5,241,217)
Net unrealized appreciation (depreciation)	$176,156,525

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at March 31, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3
Common Stocks	$535,551,547	$-	$-
Real Estate Investment Trusts	$24,322,939	$-	$-
Short-Term Investments	$21,522,973	$-	$-
Total Investments	$581,397,459	$-	$-

Brown Advisory Mid-Cap Growth Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.9%
Consumer Discretionary - 24.1%
3,351	Aptiv PLC	284,734
3,860	Booz Allen Hamilton Holding Corp.	149,459
2,180	Bright Horizons Family Solutions, Inc.*	217,390
2,721	CarMax, Inc.*	168,539
11,020	Cotiviti Holdings, Inc.*	379,529
2,140	Ctrip.com International, Ltd ADR*	99,767
1,467	FleetCor Technologies, Inc.*	297,068
9,732	Genpact, Ltd.	311,326
4,970	Liberty Formula One*	145,571
3,964	Liberty SiriusXM*	162,921
2,833	Marriott International, Inc.	385,231
3,180	Ross Stores, Inc.	247,976
1,542	SiteOne Landscape Supply, Inc.*	118,796
5,992	TransUnion*	340,226
3,143	Worldpay, Inc.*	258,480
		3,567,013
Consumer Staples - 4.9%
2,732	Brown-Forman Corp.	148,634
2,505	Calavo Growers, Inc.	230,962
4,428	Church & Dwight Co., Inc.	222,994
827	Estee Lauder Companies, Inc.	123,818
		726,408
Financials - 3.4%
3,692	BankUnited, Inc.	147,606
1,923	Prosperity Bancshares, Inc.	139,667
3,919	Webster Financial Corp.	217,113
		504,386
Health Care - 14.4%
1,102	Agios Pharmaceuticals, Inc.*	90,122
4,370	Alder Biopharmaceuticals, Inc.*	55,499
2,929	Cambrex Corp.*	153,187
9,345	Catalent, Inc.*	383,706
2,180	Charles River Laboratories International, Inc.*	232,693
998	Cooper Companies, Inc.	228,352
1,323	DexCom, Inc.*	98,114
2,766	Edwards Lifesciences Corp.*	385,911
1,761	HealthEquity, Inc.*	106,611
3,970	Henry Schein, Inc.*	266,824
1,102	Neurocrine Biosciences, Inc.*	91,389
774	Ultragenyx Pharmaceutical, Inc.*	39,466
		2,131,874
Industrials - 16.7%
1,779	Allegion PLC	151,731
3,788	BWX Technologies, Inc.	240,652
1,406	Cintas Corp.	239,835
3,231	HEICO Corp.	280,483
3,588	Hexcel Corp.	231,749
1,385	IDEX Corp.	197,376
1,467	J.B. Hunt Transport Services, Inc.	171,859
7,995	Waste Connections, Inc.	573,561
7,099	Welbilt, Inc.*	138,076
3,545	Woodward, Inc.	254,035
		2,479,357

Information Technology - 23.8%
2,161	Amphenol Corp.*	186,127
1,502	Blackbaud, Inc.	152,919
3,564	Broadridge Financial Solutions, Inc.	390,935
4,098	Cavium, Inc.*	325,299
2,345	CoreLogic, Inc.*	106,064
2,393	Electronic Arts, Inc.*	290,128
704	Fair Isaac Corp.*	119,236
1,142	Gartner, Inc.*	134,322
1,345	Global Payments, Inc.	149,994
3,612	GoDaddy, Inc.*	221,849
2,302	Guidewire Software, Inc.*	186,071
1,385	Intuit, Inc.	240,090
1,609	Jack Henry & Associates, Inc.	194,609
2,967	Microchip Technology, Inc.	271,065
7,712	Mimecast, Ltd.*	273,236
3,281	Sensata Technologies Holding PLC*	170,054
774	WEX, Inc.*	121,224
		3,533,222
Materials - 5.0%
9,334	Ball Corp.	370,653
2,670	Ecolab, Inc.	365,977
		736,630
Telecommunication Services - 3.6%
7,958	Cogent Communications Holdings, Inc.	345,377
2,262	Liberty Broadband Corp.*	191,818
		537,195
Total Common Stocks (Cost $13,744,241)		14,216,085

Real Estate Investment Trusts - 1.9%
1,651	SBA Communications Corp.*	282,189
Total Real Estate Investment Trusts (Cost $267,738)		282,189

Short-Term Investments - 5.0%
Money Market Funds - 5.0%
736,755	Cash Account Trust - Government & Agency Portfolio - Instituitional Shares, 1.63%#	736,755
Total Short-Term Investments (Cost $736,755)		736,755
Total Investments - 102.8% (Cost $14,748,734)		15,235,029
Liabilities in Excess of Other Assets - (2.8)%		(414,584)
NET ASSETS - 100.0%		$14,820,445

*Non-Income Producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of March 31, 2018.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows+:

Cost of investments	$14,748,734
Gross unrealized appreciation	641,122
Gross unrealized depreciation	(154,827)
Net unrealized appreciation (depreciation)	$486,295

+ Tax adjustments are calculated annually as of the Fund's fiscal year end. The first tax adjustments for the Fund will be calculated as of June 30, 2018.
The above amounts do not reflect any tax adjustments.

Summary of Fair Value Disclosure at March 31, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3
Common Stocks	$14,216,085	$-	$-
Real Estate Investment Trusts	$282,189	$-	$-
Short-Term Investments	$736,755	$-	$-
Total Investments	$15,235,029	$-	$-

Brown Advisory Small-Cap Growth Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.4%
Consumer Discretionary - 17.1%
257,726	Bright Horizons Family Solutions, Inc.*	25,700,437
669,514	Carrols Restaurant Group, Inc.*	7,498,557
55,401	Choice Hotels International, Inc.	4,440,390
419,449	Clarus Corp.*	2,831,281
345,389	Core-Mark Holding Co., Inc.	7,342,970
536,969	Cotiviti Holdings, Inc.*	18,493,212
664,218	Genpact, Ltd.	21,248,334
356,654	Habit Restaurants, Inc.*	3,138,555
211,159	Liberty Formula One*	6,184,847
365,249	Liberty TripAdvisor Holdings, Inc.*	3,926,427
487,894	Lindblad Expeditions Holdings, Inc.*	5,010,672
255,520	MakeMyTrip, Ltd.*	8,866,544
92,877	PriceSmart, Inc.	7,759,873
128,951	SiteOne Landscape Supply, Inc.*	9,934,385
84,496	TopBuild Corp.*	6,465,634
		138,842,118
Consumer Staples - 2.9%
133,831	Calavo Growers, Inc.	12,339,218
102,195	Casey's General Stores, Inc.	11,217,945
		23,557,163
Financials - 6.9%
460,289	BankUnited, Inc.	18,402,354
334,162	ConnectOne Bancorp, Inc.	9,623,866
82,867	Envestnet, Inc.*	4,748,279
131,423	Prosperity Bancshares, Inc.	9,545,252
249,677	Webster Financial Corp.	13,832,106
		56,151,857
Health Care - 14.9%
135,436	Acceleron Pharma, Inc.*	5,295,548
78,461	Agios Pharmaceuticals, Inc.*	6,416,541
287,133	Alder Biopharmaceuticals, Inc.*	3,646,589
26,731	AnaptysBio, Inc.*	2,782,162
42,016	BeiGene, Ltd. ADR*	7,058,688
232,566	Cambrex Corp.*	12,163,202
532,691	Catalent, Inc.*	21,872,292
173,959	Charles River Laboratories International, Inc.*	18,568,384
186,004	Coherus BioSciences, Inc.*	2,055,344
126,518	HealthEquity, Inc.*	7,659,400
138,886	Henry Schein, Inc.*	9,334,528
131,289	Jounce Therapeutics, Inc.*	2,934,309
144,055	Medidata Solutions, Inc.*	9,048,094
74,876	Neurocrine Biosciences, Inc.*	6,209,467
106,888	Ultragenyx Pharmaceutical, Inc.*	5,450,219
		120,494,767
Industrials - 20.5%
192,281	BWX Technologies, Inc.	12,215,612
249,510	ESCO Technologies, Inc.	14,608,811
274,354	Healthcare Services Group, Inc.	11,928,912
167,748	HEICO Corp.	14,562,204
258,370	Hexcel Corp.	16,688,118
89,271	IDEX Corp.	12,722,010
312,676	Knight-Swift Transportation Holdings, Inc.	14,386,223
164,182	Mercury Systems, Inc.*	7,933,274
475,607	Waste Connections, Inc.	34,120,046
432,698	Welbilt, Inc.*	8,415,976
261,902	Woodward, Inc.	18,767,897
		166,349,083

Information Technology - 26.3%
56,085	2U, Inc.*	4,712,823
302,334	Acxiom Corp.*	6,866,005
162,175	Alarm.com Holdings, Inc.*	6,120,484
42,241	Appian Corp.*	1,063,628
191,559	Aspen Technology, Inc.*	15,112,090
167,193	Blackbaud, Inc.	17,021,919
242,612	Blackline, Inc.*	9,512,817
216,324	Broadridge Financial Solutions, Inc.	23,728,580
262,163	Cavium, Inc.*	20,810,499
138,335	CoreLogic, Inc.*	6,256,892
14,483	Coupa Software, Inc.*	660,714
83,669	Everbridge, Inc.*	3,062,285
83,140	Fair Isaac Corp.	14,081,422
123,995	Guidewire Software, Inc.*	10,022,516
35,595	Littelfuse, Inc.	7,410,167
179,517	MAXIMUS, Inc.	11,980,965
518,549	Mimecast, Ltd.*	18,372,191
135,402	Paylocity Holding Corp.*	6,936,644
75,491	Proofpoint, Inc.*	8,579,552
42,701	Ultimate Software Group, Inc.*	10,406,234
63,828	WEX, Inc.*	9,996,741
		212,715,168
Telecommunication Services - 4.8%
529,581	Cogent Communications Holdings, Inc.	22,983,816
265,864	GCI Liberty, Inc.*	14,053,571
1,003,398	Global Eagle Entertainment, Inc.*	1,474,995
		38,512,382
Total Common Stocks (Cost $571,923,653)		756,622,538

Private Placements - 0.3%
19,000	Greenspring Global Partners IV-B, L.P.*^†	2,293,190
88,769	Greenspring Global Partners V-B, L.P.*~†	103,940
Total Private Placements (Cost $34,319)		2,397,130

Contingent Value Rights - 0.0%
118,191	Dyax Corp.*† (Acquired in January 2016)	131,192
Total Contingent Value Rights (Cost $131,192)		131,192

Short-Term Investments - 5.4%
Money Market Funds - 5.4%
44,016,743	Cash Account Trust - Government & Agency Portfolio - Institutional Shares, 1.63%#	44,016,743
Total Short-Term Investments (Cost $44,016,743)		44,016,743
Total Investments - 99.1% (Cost $616,105,907)		803,167,603
Other Assets in Excess of Liabilities - 0.9%		7,169,025
NET ASSETS - 100.0%		$810,336,628

ADR - American Depositary Receipt
*Non-Income Producing
^Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from February 2008 to March 2018 as part of a $2,000,000 capital commitment. At March 31, 2018, $1,900,000 of the capital commitment has been fulfilled by the Fund.

~Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from October 2012 to November 2017 as part of a $100,000 capital commitment. At March 31, 2018, $88,000 of the capital commitment has been fulfilled by the Fund.

† These securities are being fair valued, using significant unobservable inputs (Level 3), under the supervision of the Board of Trustees. Further, they may not be sold by the Fund and are considered illiquid. At March 31, 2018 the total market value of securities considered illiquid was $2,528,322 or 0.3% of net assets.

#Annualized seven-day yield as of March 31, 2018.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows+:

Cost of investments	$616,105,907
Gross unrealized appreciation	208,069,233
Gross unrealized depreciation	(21,007,537)
Net unrealized appreciation (depreciation)	$187,061,696

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at March 31, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3
Common Stocks	$756,622,538	$-	$-
Private Placements	$-	$-	$2,397,130
Contingent Value Rights	$-	$-	$131,192
Short-Term Investments	$44,016,743	$-	$-
Total Investments	$800,639,281	$-	$2,528,322

Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 83.7%
Consumer Discretionary - 15.8%
638,074	Core-Mark Holding Co., Inc.	13,565,453
107,161	Culp, Inc.	3,273,769
1,740,594	Denny's Corp.*	26,857,365
1,015,812	DSW, Inc.	22,815,138
1,159,068	Extended Stay America, Inc.	22,914,774
413,583	Loral Space & Communications, Inc.*†	17,225,732
291,183	Murphy USA, Inc.*	21,198,122
496,171	Nexstar Broadcasting Group, Inc.	32,995,372
1,622,693	Regis Corp.*†	24,551,345
1,185,134	TEGNA, Inc.	13,498,676
		198,895,746
Consumer Staples - 1.1%
119,394	Casey's General Stores, Inc.	13,105,879
Energy - 5.9%
1,343,415	Linn Energy, Inc.*	51,640,872
110,586	Natural Gas Services Group, Inc.*	2,637,476
632,945	Par Pacific Holdings, Inc.*	10,867,666
126,150	REX American Resources Corp.*	9,183,720
		74,329,734
Financials - 27.9%
301,421	Assurant, Inc.	27,552,894
773,126	BankUnited, Inc.	30,909,578
55,229	Central Pacific Financial Corp.	1,571,817
141,903	Farmers Capital Bank Corp.†	5,669,025
217,748	Howard Bancorp, Inc.*	4,311,410
832,334	McGrath RentCorp†	44,688,012
354,864	Medley Management, Inc.†	2,022,725
712,450	National Bank Holdings Corp.	23,688,963
1,000,171	National General Holdings Corp.	24,314,157
532,870	OceanFirst Financial Corp.	14,254,273
283,806	Pacific Premier Bancorp, Inc.*	11,409,001
334,130	Primerica, Inc.	32,276,958
332,248	Renasant Corp.	14,140,475
520,279	Synovus Financial Corp.	25,982,733
1,135,712	TFS Financial Corp.	16,683,609
289,188	TriState Capital Holdings, Inc.*	6,723,621
223,230	Triumph Bancorp, Inc.*	9,197,076
285,763	Virtus Investment Partners, Inc.	35,377,459
619,637	Washington Federal, Inc.	21,439,440
		352,213,226
Health Care - 2.3%
94,928	Addus HomeCare Corp.*	4,618,247
356,714	Providence Service Corp.*	24,663,206
		29,281,453
Industrials - 15.5%
962,548	Albany International Corp.†	60,351,760
1,081,887	Continental Building Products, Inc.*	30,887,874
189,426	EnPro Industries, Inc.	14,657,784
939,006	Federal Signal Corp.	20,676,912
283,358	Kadant, Inc.	26,777,331
74,377	KMG Chemicals, Inc.	4,458,901
656,948	Simpson Manufacturing Co., Inc.	37,833,635
		195,644,197

Information Technology - 10.2%
166,910	Broadridge Financial Solutions, Inc.	18,308,358
883,991	CTS Corp.†	24,044,555
223,172	DST Systems, Inc.	18,668,338
905,243	EchoStar Corp.*	47,769,673
301,421	MAXIMUS, Inc.	20,116,838
		128,907,762
Materials - 1.3%
87,278	Clearwater Paper Corp.*	3,412,570
159,459	Neenah Paper, Inc.	12,501,586
		15,914,156
Real Estate - 0.7%
52,121	Consolidated-Tomoka Land Co.	3,275,805
325,523	Landmark Infrastructure Partners L.P.†	5,419,958
		8,695,763
Telecommunication Services - 2.4%
224,598	ATN International, Inc.	13,390,533
328,334	GCI Liberty, Inc.*	17,355,735
		30,746,268
Utilities - 0.6%
799,691	Star Gas Partners L.P.	7,477,111
Total Common Stocks (Cost $744,773,121)		1,055,211,295

Real Estate Investment Trusts - 10.6%
1,972,450	Colony NorthStar, Inc.	11,085,169
1,187,601	Forest City Realty Trust, Inc.	24,060,796
2,184,190	Front Yard Residential Corp.†	21,951,110
3,228,046	MFA Financial, Inc.	24,307,186
487,167	PotlatchDeltic Corp.	25,357,042
1,343,800	Xenia Hotels & Resorts, Inc.	26,499,736
Total Real Estate Investment Trusts (REITs) (Cost $136,065,644)		133,261,039

Investment Companies - 1.8%
1,445,276	Ares Capital Corp.	22,936,530
Total Investment Companies (Cost $23,850,045)		22,936,530

Short-Term Investments - 3.3%
Money Market Funds - 3.3%
41,990,435	Cash Account Trust - Government & Agency Portfolio - Institutional Shares, 1.63%#	41,990,435
Total Short-Term Investments (Cost $41,990,435)		41,990,435
Total Investments - 99.4% (Cost $946,679,245)		1,253,399,299
Other Assets in Excess of Liabilities - 0.6%		7,344,334
NET ASSETS - 100.0%		$1,260,743,633

* Non-Income Producing
†All or a portion of this security is considered illiquid. At March 31, 2018 the total market value of securities considered illiquid was $38,607,365 or 3.1% of net assets.
# Annualized seven-day yield as of March 31, 2018.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows+:

Cost of investments	$946,679,245
Gross unrealized appreciation	332,573,224
Gross unrealized depreciation	(25,853,170)
Net unrealized appreciation (depreciation)	$306,720,054

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at March 31, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3
Common Stocks	$1,055,211,295	$-	$-
Real Estate Investment Trusts	$133,261,039	$-	$-
Investment Companies	$22,936,530	$-	$-
Short-Term Investments	$41,990,435	$-	$-
Total Investments	$1,253,399,299	$-	$-

Brown Advisory Global Leaders Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 96.7%
China - 3.0%
231,583	AIA Group, Ltd.	1,979,729
France - 3.4%
20,995	Safran SA	2,228,195
Germany - 8.6%
36,140	CTS Eventim AG & Co. KGaA	1,694,182
13,786	Deutsche Boerse AG	1,884,594
16,259	Henkel AG & Co. KGaA	2,048,371
		5,627,147
India - 2.4%
53,250	HDFC Bank, Ltd.	1,571,659
Indonesia - 2.0%
5,050,800	Bank Rakyat Indonesia Persero	1,325,530
Japan - 1.7%
12,758	Hoshizaki Corp.	1,137,389
Netherlands - 3.0%
37,698	Wolters Kluwer NV	2,004,966
Sweden - 3.3%
55,982	Atlas Copco AB	2,185,853
Switzerland - 2.8%
8,744	Schindler Holding AG	1,831,898
Taiwan - 3.7%
54,952	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,404,700
United Kingdom - 6.7%
77,772	Hiscox, Ltd.	1,586,775
51,400	Unilever PLC	2,850,768
		4,437,543

United States - 56.1%
Consumer Discretionary - 7.2%
807	Booking Holdings, Inc.*	1,678,875
6,704	FleetCor Technologies, Inc.*	1,357,560
21,180	TJX Companies, Inc.	1,727,441
		4,763,876
Consumer Staples - 4.4%
15,922	Brown-Forman Corp.	866,143
13,501	Estee Lauder Companies, Inc.	2,021,370
		2,887,513
Financials - 7.1%
34,451	Charles Schwab Corp.	1,799,031
25,951	JPMorgan Chase & Co.	2,853,831
		4,652,862
Health Care - 3.0%
14,209	Edwards Lifesciences Corp.*	1,982,440
Industrials - 2.1%
6,206	3M Co.	1,362,341

Information Technology - 27.6%
2,776	Alphabet, Inc. - Class C*	2,864,248
15,847	Cognizant Technology Solutions Corp.	1,275,684
37,669	eBay, Inc.*	1,515,801
11,553	Electronic Arts, Inc.*	1,400,686
9,888	Facebook, Inc.*	1,580,003
13,448	MasterCard, Inc.	2,355,552
38,493	Microsoft Corp.	3,513,256
13,840	PayPal Holdings, Inc.*	1,050,041
22,002	Visa, Inc.	2,631,879
		18,187,150
Materials - 4.7%
8,877	Ecolab, Inc.	1,216,770
4,725	Sherwin-Williams Co.	1,852,767
		3,069,537
Total United States		36,905,719
Total Common Stocks (Cost $49,611,383)		63,640,328

Short-Term Investments - 3.0%
Money Market Funds - 3.0%
1,943,144	Cash Account Trust - Government & Agency Portfolio - Institutional Shares, 1.63%#	1,943,144
Total Short-Term Investments (Cost $1,943,144)		1,943,144
Total Investments - 99.7% (Cost $51,554,527)		65,583,472
Other Assets in Excess of Liabilities - 0.3%		202,026
NET ASSETS - 100.0%		$65,785,498

ADR - American Depositary Receipt
* Non-Income Producing
# Annualized seven-day yield as of March 31, 2018.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows+:

Cost of investments	$51,554,527
Gross unrealized appreciation	14,101,660
Gross unrealized depreciation	(72,715)
Net unrealized appreciation (depreciation)	$14,028,945

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at March 31, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3
Common Stocks:
China	$-	$1,979,729	$-
France	$-	$2,228,195	$-
Germany	$-	$5,627,147	$-
India	$1,571,659	$-	$-
Indonesia	$-	$1,325,530	$-
Japan	$-	$1,137,389	$-
Netherlands	$-	$2,004,966	$-
Sweden	$-	$2,185,853	$-
Switzerland	$-	$1,831,898	$-
Taiwan	$2,404,700	$-	$-
United Kingdom	$-	$4,437,543	$-
United States	$36,905,719	$-	$-
Short-Term Investments	$1,943,144	$-	$-
Total Investments	$42,825,222	$22,758,250	$-

Brown Advisory Intermediate Income Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 29.9%
665,000	21st Century Fox America, Inc.	3.00%	09/15/2022	657,610
1,200,000	Activision Blizzard, Inc.^	6.13%	09/15/2023	1,255,350
1,345,000	AerCap Ireland Capital DAC	3.30%	01/23/2023	1,309,424
1,365,000	American Express Credit Corp. (3 Month LIBOR USD + 0.70%)	2.72%	03/03/2022	1,378,138
1,390,000	American Tower Corp.	2.25%	01/15/2022	1,330,394
1,355,000	Analog Devices, Inc.	3.13%	12/05/2023	1,328,748
1,365,000	AstraZeneca PLC	1.95%	09/18/2019	1,347,922
1,350,000	AutoZone, Inc.	2.50%	04/15/2021	1,324,016
1,330,000	BB&T Corp.	2.75%	04/01/2022	1,306,096
1,280,000	Boston Properties L.P.	3.85%	02/01/2023	1,305,680
1,306,000	CC Holdings GS V LLC	3.85%	04/15/2023	1,313,108
1,255,000	Celanese U.S. Holdings LLC	4.63%	11/15/2022	1,310,396
665,000	Clorox Co.	3.05%	09/15/2022	661,448
1,300,000	Digital Realty Trust L.P.	3.95%	07/01/2022	1,325,345
640,000	Dollar General Corp.	4.15%	11/01/2025	658,732
1,325,000	Education Realty Operating Partnership L.P.	4.60%	12/01/2024	1,346,071
1,025,000	Enterprise Products Operating LLC (3 Month LIBOR USD + 3.03%)	5.25%	08/16/2077	999,375
665,000	Exelon Corp.	2.45%	04/15/2021	650,405
1,220,000	Fidelity National Information Services, Inc.	5.00%	10/15/2025	1,304,825
1,295,000	Goldman Sachs Group, Inc. (3 Month LIBOR USD + 0.75%)	2.56%	02/23/2023	1,290,828
1,400,000	Hasbro, Inc.	3.50%	09/15/2027	1,313,926
675,000	Healthcare Trust of America Holdings L.P.	3.75%	07/01/2027	653,487
655,000	JB Hunt Transport Services, Inc.	3.30%	08/15/2022	652,698
1,000,000	Kroger Co.	3.70%	08/01/2027	968,070
1,210,000	Land O'Lakes, Inc.^	6.00%	11/15/2022	1,323,438
1,290,000	Martin Marietta Materials, Inc.	4.25%	07/02/2024	1,322,020
1,320,000	Morgan Stanley	2.63%	11/17/2021	1,289,412
1,295,000	MPLX L.P.	4.50%	07/15/2023	1,341,973
1,370,000	Mylan NV	3.95%	06/15/2026	1,331,089
1,005,000	Noble Energy, Inc.	3.85%	01/15/2028	990,147
1,350,000	Royal Bank of Canada (3 Month LIBOR USD + 0.73%)	2.50%	02/01/2022	1,361,989
1,275,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.00%)	3.15%	03/16/2022	1,300,092
1,215,000	Weyerhaeuser Co.	7.38%	10/01/2019	1,293,084
1,005,000	Xylem, Inc.	3.25%	11/01/2026	970,642
Total Corporate Bonds & Notes (Cost $40,000,414)				39,515,978

Mortgage Backed Securities - 14.8%
2,176	FHLMC PC, Pool# C0-0210	8.00%	01/01/2023	2,331
299,246	FHLMC PC, Pool# 1B-0889 (12 Month LIBOR USD + 1.59%)	3.40%	05/01/2033	314,233
1,748,373	FHLMC PC, Pool# Q2-5749	4.00%	04/01/2044	1,802,841
1,207,475	FHLMC PC, Pool# Q4-2019	3.00%	07/01/2046	1,179,768
46,175	FHLMC REMIC, Series 2782	4.00%	11/15/2033	46,208
1,600,000	FHMS, Series K-042	2.67%	12/25/2024	1,566,995
1,525,000	FHMS, Series K-046	3.21%	03/25/2025	1,550,017
700,000	FHMS, Series K-047#	3.33%	05/25/2025	712,192
1,550,000	FHMS, Series K-048#	3.28%	06/25/2025	1,572,668
8,200	FNMA, Pool# 625536	6.00%	01/01/2032	9,126
37,647	FNMA, Pool# 628837	6.50%	03/01/2032	42,045
80,013	FNMA, Pool# 663238	5.50%	09/01/2032	86,932
33,552	FNMA, Pool# 744805 (6 Month LIBOR USD + 1.52%)	3.02%	11/01/2033	34,037
12,388	FNMA, Pool# 741373 (1 Year CMT Rate + 2.28%)	3.53%	12/01/2033	12,818
62,759	FNMA, Pool# 764342 (6 Month LIBOR USD + 1.52%)	3.40%	02/01/2034	64,717
25,218	FNMA, Pool# 848817	5.00%	01/01/2036	26,973
1,970,596	FNMA, Pool# AB9339	3.00%	05/01/2043	1,940,827
673,482	FNMA, Pool# AV7911	4.50%	01/01/2044	707,631
535,064	FNMA, Pool# AS1474	4.50%	01/01/2044	563,442
1,266,966	FNMA, Pool# AS2826	4.00%	07/01/2044	1,304,880
3,285,228	FNMA, Pool# AY3879	3.50%	11/01/2045	3,296,330
1,469,267	FNMA, Pool# AY3880	4.00%	11/01/2045	1,510,232
1,522,534	FNMA REMIC Trust, Series 2013-115 A1~	3.00%	04/25/2031	186,783
15,384	GNMA, Pool# 487110X	6.50%	04/15/2029	17,285
25,570	GNMA, Pool# 781186X	9.00%	06/15/2030	27,794
6,000	GNMA, Pool# 571166X	7.00%	08/15/2031	6,126
900,000	MSC, Series 2017-CLS A (1 Month LIBOR USD + 0.70%)^	2.48%	11/15/2034	902,027
Total Mortgage Backed Securities (Cost $19,827,410)				19,487,258

Municipal Bonds - 10.6%
670,000	District of Columbia, Series 2010F	4.71%	12/01/2022	723,419
1,600,000	District of Columbia #	4.73%	08/01/2038	1,518,640
1,395,000	Florida Hurricane Catastrophe Fund	2.11%	07/01/2018	1,395,865
1,000,000	Illinois, State of	2.30%	06/15/2019	996,710
1,390,000	Maryland Health & Higher Educational Facilities Authority	3.43%	07/01/2023	1,390,459
2,000,000	Miami-Dade County Florida Aviation	2.37%	10/01/2023	1,913,600
1,315,000	New York State Dormitory Authority	4.00%	07/01/2039	1,333,173
750,000	New York State Energy Research & Development Authority#	4.32%	12/01/2023	750,000
1,500,000	New York State Energy Research & Development Authority#	4.32%	07/01/2029	1,500,000
1,250,000	North Texas Tollway Authority	8.91%	02/01/2030	1,378,163
1,000,000	Texas A&M University	3.23%	05/15/2027	1,009,010
Total Municipal Bonds (Cost $14,033,068)				13,909,039

Asset Backed Securities - 8.6%
309,361	AmeriCredit Automobile Receivables Trust, Series 2015-4 C	1.70%	07/08/2020	308,732
875,000	AmeriCredit Automobile Receivables Trust, Series 2015-3 B	2.08%	09/08/2020	873,242
1,000,000	BlueMountain CLO, Ltd., Series 2015-3A B (3 Month LIBOR USD + 3.10%)^	4.84%	10/20/2027	1,001,749
455,389	Continental Airlines Trust, Series 1999-1 A	6.55%	08/02/2020	466,500
1,550,000	Drive Auto Receivables Trust, Series 2018-1	2.88%	02/15/2022	1,547,857
638,884	Federal Express Corp., Series 1998-1	6.72%	07/15/2023	683,606
1,000,000	Neuberger Berman Loan Advisers CLO, Series 2017-26A A (3 Month LIBOR USD + 1.17%)^	2.56%	10/18/2030	1,006,354
1,500,000	Octagon Investment Partners 24, Ltd., Series 2015-1A A2 (3 Month LIBOR USD + 1.35%)^	3.24%	05/21/2027	1,501,979
1,000,000	Octagon Investment Partners 30, Ltd., Series 2017-1A B (3 Month LIBOR USD + 2.35%)^	4.09%	03/17/2030	1,008,047
47,768	OSCAR U.S. Funding Trust IV, Series 2016-1A A2B (1 Month LIBOR USD + 1.70%)^	3.29%	07/15/2020	48,048
41,625	OSCAR U.S. Funding Trust V, Series 2016-2A A2B (1 Month LIBOR USD + 1.40%)^	3.18%	11/15/2019	41,725
1,500,000	OZLM XIII, Ltd., Series 2015-13A A2 (3 Month LIBOR USD + 2.10%)^	3.87%	07/30/2027	1,508,973
592,000	Verizon Owner Trust, Series 2016-2A B^	2.15%	05/20/2021	583,907
424,000	Verizon Owner Trust, Series 2017-1A B^	2.45%	09/20/2021	419,675
300,000	Verizon Owner Trust, Series 2018-1A C^	3.20%	09/20/2022	300,445
Total Asset Backed Securities (Cost $11,296,597)				11,300,839

U.S. Treasury Notes - 14.4%
5,000,000	United States Treasury Note	1.38%	02/29/2020	4,915,918
7,460,000	United States Treasury Note	1.88%	08/31/2022	7,256,890
5,000,000	United States Treasury Note	1.63%	05/15/2026	4,599,902
2,500,000	United States Treasury Note	1.50%	08/15/2026	2,269,337
Total U.S. Treasury Notes (Cost $19,482,345)				19,042,047

Shares
Affiliated Mutual Funds - 18.9%
2,571,635	Brown Advisory Mortgage Securities Fund - Institutional Shares			24,970,579
Total Affiliated Mutual Funds (Cost $25,938,742)				24,970,579

Short-Term Investments - 2.3%
Money Market Funds - 2.3%
3,044,459	First American Treasury Obligations Fund - Class Z, 1.52%*			3,044,459
Total Short-Term Investments (Cost $3,044,459)				3,044,459
Total Investments - 99.5% (Cost $133,623,035)				131,270,199
Other Assets in Excess of Liabilities - 0.5%				725,017
NET ASSETS - 100.0%				$131,995,216

# Variable rate security. Rate disclosed is as of March 31, 2018.
* Annualized seven-day yield as of March 31, 2018.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2018, the value of these securities amounted to $10,901,717 or 8.3% of net assets.

~ Interest Only Security

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows+:

Cost of investments	$133,623,035
Gross unrealized appreciation	341,959
Gross unrealized depreciation	(2,694,795)
Net unrealized appreciation (depreciation)	$(2,352,836)

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at March 31, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3

Corporate Bonds & Notes	$-	$39,515,978	$-
Mortgage Backed Securities	$-	$19,487,258	$-
Municipal Bonds	$-	$13,909,039	$-
Asset Backed Securities	$-	$11,300,839	$-
U.S. Treasury Notes	$-	$19,042,047	$-
Affiliated Mutual Funds	$24,970,579	$-	$-
Short-Term Investments	$3,044,459	$-	$-
Total Investments	$28,015,038	$103,255,161	$-

Investments in Affiliates
See the table below for details of the Intermediate Income Fund's investment in the Brown Advisory Mortgage Securities Fund Institutional Shares for the period ended March 31, 2018:

Beginning Market Value [# of shares held] 7/01/2017		Purchases at Cost [# of shares purchased]		Proceeds from [# of shares sold]		Unrealized Appreciation(Depreciation) 3/31/2018	Net Realized Gains (Losses)	Change In Unrealized Appreciation (Depreciation)	Ending Market Value [# of shares held] 3/31/2018		Dividend Income	Capital Gain Distributions
$29,562,515		$-		$4,100,000		$(968,163)	$(199,699)	$(292,237)	$24,970,579		$487,656	$-
[2,995,189	]	[-	]	[423,554	]				[2,571,635	]

Brown Advisory Total Return Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 33.0%
1,310,000	AerCap Ireland Capital DAC	3.30%	01/23/2023	1,275,350
545,000	AK Steel Corp.	7.50%	07/15/2023	577,700
605,000	Allison Transmission, Inc.^	4.75%	10/01/2027	571,725
1,285,000	American Tower Corp.	3.13%	01/15/2027	1,179,778
1,180,000	Analog Devices, Inc.	3.90%	12/15/2025	1,193,790
585,000	Asbury Automotive Group, Inc.	6.00%	12/15/2024	598,163
940,000	AutoZone, Inc.	3.13%	04/21/2026	895,406
600,000	Boston Properties L.P.	3.65%	02/01/2026	587,668
1,175,000	Capital One Financial Corp. (3 Month LIBOR USD + 3.80%)	5.55%	12/29/2049	1,205,844
1,185,000	CC Holdings GS V LLC	3.85%	04/15/2023	1,191,450
1,140,000	Celanese U.S. Holdings LLC	4.63%	11/15/2022	1,190,320
1,245,000	Clorox Co.	3.10%	10/01/2027	1,209,511
610,000	Core & Main L.P.^	6.13%	08/15/2025	597,800
615,000	Delphi Technologies PLC^	5.00%	10/01/2025	591,169
1,160,000	Dollar General Corp.	4.15%	11/01/2025	1,193,953
540,000	Education Realty Operating Partnership L.P.	4.60%	12/01/2024	548,587
1,180,000	Energy Transfer Partners L.P. (3 Month LIBOR USD + 4.03%)	6.25%	05/15/2023	1,131,325
1,205,000	Enterprise Products Operating LLC (3 Month LIBOR USD + 3.03%)	5.25%	08/16/2077	1,174,875
570,000	Equinix, Inc.	5.88%	01/15/2026	595,650
1,115,000	Fidelity National Information Services, Inc.	5.00%	10/15/2025	1,192,525
595,000	First Quality Finance Co., Inc.^	5.00%	07/01/2025	571,200
1,265,000	Hasbro, Inc.	3.50%	09/15/2027	1,187,226
930,000	Healthcare Trust of America Holdings L.P.	3.75%	07/01/2027	900,360
1,130,000	Hudbay Minerals, Inc.^	7.25%	01/15/2023	1,178,025
1,160,000	Keysight Technologies, Inc.	4.55%	10/30/2024	1,203,021
920,000	Kroger Co.	3.70%	08/01/2027	890,624
662,000	Lear Corp.	3.80%	09/15/2027	636,537
1,155,000	Martin Marietta Materials, Inc.	4.25%	07/02/2024	1,183,669
555,000	Mercer International, Inc.	6.50%	02/01/2024	582,750
850,000	MPLX L.P.	4.88%	12/01/2024	892,508
1,220,000	Mylan NV	3.95%	06/15/2026	1,185,349
910,000	Noble Energy, Inc.	3.85%	01/15/2028	896,551
590,000	Novelis Corp.^	6.25%	08/15/2024	606,225
540,000	ServiceMaster Co. LLC	7.45%	08/15/2027	584,550
575,000	SESI LLC	7.13%	12/15/2021	586,500
1,115,000	Springs Industries, Inc.	6.25%	06/01/2021	1,133,119
650,000	Staples, Inc.^	8.50%	09/15/2025	602,875
1,225,000	TechnipFMC PLC^	3.45%	10/01/2022	1,203,117
525,000	Teck Resources, Ltd.^	8.50%	06/01/2024	584,693
598,000	Tenneco, Inc.	5.00%	07/15/2026	581,734
620,000	Trinidad Drilling, Ltd.^	6.63%	02/15/2025	581,250
1,200,000	Verisk Analytics, Inc.	4.00%	06/15/2025	1,209,497
625,000	Viking Cruises, Ltd.^	5.88%	09/15/2027	593,750
930,000	Xylem, Inc.	3.25%	11/01/2026	898,206
Total Corporate Bonds & Notes (Cost $40,032,714)				39,175,925

Asset Backed Securities - 32.4%
159,591	Aircraft Certificate Owner Trust, Series 2003-1A E^	7.00%	09/20/2022	166,773
200,000	American Credit Acceptance Receivables Trust, Series 2017-3 B^	2.25%	01/11/2021	198,918
300,000	American Credit Acceptance Receivables Trust, Series 2017-2 B^	2.46%	04/12/2021	299,323
125,367	American Credit Acceptance Receivables Trust, Series 2015-1 C^	4.29%	04/12/2021	126,172
350,000	American Credit Acceptance Receivables Trust, Series 2017-3 C^	2.72%	06/10/2022	347,946
500,000	American Credit Acceptance Receivables Trust, Series 2016-1A C^	5.55%	06/13/2022	511,996
650,000	American Credit Acceptance Receivables Trust, Series 2017-4 C^	2.94%	01/10/2024	647,557
500,000	BlueMountain CLO, Ltd., Series 2013-3A DR (3 Month LIBOR USD + 2.90%)^	4.66%	10/29/2025	501,502
650,000	BlueMountain CLO, Ltd., Series 2015-2A B (3 Month LIBOR USD + 1.85%)^	3.58%	07/18/2027	652,694
138,770	BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A A^	2.94%	05/25/2029	136,248
1,000,000	Carlyle Global Market Strategies CLO, Ltd., Series 2014-3A A2R FLT (3 Month LIBOR USD + 1.55%)^	3.31%	07/27/2026	1,001,515
304,193	Continental Airlines Trust, Series 1999-1 A	6.55%	08/02/2020	311,615
86,072	Continental Airlines Trust, Series 2000-1 A-1	8.05%	05/01/2022	92,312
600,000	CPS Auto Receivables Trust, Series 2018-A D^	3.66%	12/15/2023	595,712
450,000	Drive Auto Receivables Trust, Series 2017-AA B^	2.51%	01/15/2021	449,778
400,000	Drive Auto Receivables Trust, Series 2017-2 B	2.25%	06/15/2021	399,038
350,000	Drive Auto Receivables Trust, Series 2017-AA C^	2.98%	01/18/2022	350,209
400,000	Drive Auto Receivables Trust, Series 2018-1 C	3.22%	03/15/2023	399,766
200,000	Drive Auto Receivables Trust, Series 2017-2 C	2.75%	09/15/2023	198,947

1,000,000	Drive Auto Receivables Trust, Series 2018-1 D	3.81%	05/15/2024	1,002,486
500,000	DT Auto Owner Trust, Series 2017-1A B^	2.26%	02/16/2021	498,924
175,000	DT Auto Owner Trust, Series 2017-3A C^	3.01%	05/15/2023	174,534
800,000	DT Auto Owner Trust, Series 2017-4A C^	2.86%	07/17/2023	794,850
750,000	DT Auto Owner Trust, Series 2018-1A C^	3.47%	12/15/2023	749,987
200,000	Exeter Automobile Receivables Trust, Series 2016-3A C^	4.22%	06/15/2022	202,081
574,996	Federal Express Corp., Series 1998-1	6.72%	07/15/2023	615,245
2,000,000	Goldentree Loan Opportunities XI Ltd., Series 2015-11A AR2 FLT (3 Month LIBOR USD + 1.07%)^	2.80%	01/21/2031	2,012,678
1,000,000	GreatAmerica Leasing Receivables Funding LLC, Series 2015-1 B^	2.39%	06/21/2021	998,958
300,000	GreatAmerica Leasing Receivables Funding LLC, Series 2018-1 C^	3.14%	06/16/2025	298,658
500,000	Grippen Park CLO, Ltd., Series 2017-1A C (3 Month LIBOR USD + 2.30%)^	4.04%	01/20/2030	503,120
800,000	Highbridge Loan Management 7-2015 Ltd. (3 Month LIBOR USD + 1.70%)^	4.00%	03/15/2027	800,000
43,842	Hilton Grand Vacations Trust, Series 2013-A A^	2.28%	01/25/2026	43,377
115,627	Hilton Grand Vacations Trust, Series 2017-AA A^	2.66%	12/26/2028	114,120
300,000	Invitation Homes Trust, Series 2017-SFR2 B (1 Month LIBOR USD + 1.15%)^	2.96%	12/19/2036	302,024
200,000	Invitation Homes Trust, Series 2017-SFR2 C (1 Month LIBOR USD + 1.45%)^	3.26%	12/19/2036	201,582
250,000	Invitation Homes Trust, Series 2018-SFR1 C (1 Month LIBOR USD + 1.25%)^	3.06%	03/19/2037	252,059
1,000,000	Madison Park Funding XIII, Ltd., Series 2014-13A DR (3 Month LIBOR USD + 3.27%)^	5.01%	01/21/2025	1,003,218
750,000	Madison Park Funding XVII, Ltd., Series 2015-17A B1R (3 Month LIBOR USD + 1.75%)^	3.49%	07/21/2030	756,106
625,000	Madison Park Funding XVII, Ltd., Series 2015-17A CR (3 Month LIBOR USD + 2.40%)^	4.14%	07/22/2030	632,291
54,805	MVW Owner Trust, Series 2013-1A A^	2.15%	04/22/2030	53,836
135,077	MVW Owner Trust, Series 2015-1A A^	2.52%	12/20/2032	133,320
60,490	MVW Owner Trust, Series 2016-1A A^	2.25%	12/20/2033	59,114
91,916	MVW Owner Trust, Series 2017-1A A^	2.42%	12/20/2034	89,877
91,916	MVW Owner Trust, Series 2017-1A B^	2.75%	12/20/2034	89,713
2,000,000	Neuberger Berman Loan Advisers CLO, Series 2017-26A A (3 Month LIBOR USD + 1.17%)^	2.56%	10/18/2030	2,012,708
750,000	Octagon Investment Partners 25, Ltd., Series 2015-1A AR (3 Month LIBOR USD + 0.80%)^	2.70%	10/20/2026	750,672
750,000	Octagon Investment Partners 25, Ltd., Series 2015-1A BR (3 Month LIBOR USD + 1.20%)^	3.10%	10/20/2026	750,653
1,000,000	Octagon Investment Partners 30, Ltd., Series 2017-1A B (3 Month LIBOR USD + 2.35%)^	4.09%	03/17/2030	1,008,047
2,000,000	Octagon Investment Partners 36, Ltd., Series 2018-1A A1 (3 Month LIBOR USD + 0.97%)^	2.73%	04/15/2031	2,000,000
126,227	Orange Lake Timeshare Trust, Series 2016-A A^	2.61%	03/08/2029	123,807
195,158	Orange Lake Timeshare Trust, Series 2018-A A^	3.10%	11/08/2030	194,492
195,157	Orange Lake Timeshare Trust, Series 2018-A B^	3.35%	11/08/2030	194,523
95,535	OSCAR U.S. Funding Trust IV, Series 2016-1A A2B (1 Month LIBOR USD + 1.70%)^	3.29%	07/15/2020	96,097
16,650	OSCAR U.S. Funding Trust V, Series 2016-2A A2B (1 Month LIBOR USD + 1.40%)^	3.18%	11/15/2019	16,690
334,934	OSCAR U.S. Funding Trust VI LLC, Series 2017-1A A2A^	2.30%	05/11/2020	333,652
103,525	OSCAR U.S. Funding Trust VI LLC, Series 2017-1A A2B (1 Month LIBOR USD + 0.80%)^	2.54%	05/11/2020	103,669
200,000	OSCAR U.S. Funding Trust VII LLC, Series 2017-2A A2B (1 Month LIBOR USD + 0.65%)^	2.39%	11/10/2020	200,326
1,000,000	OZLM XIII, Ltd., Series 2015-13A A2 (3 Month LIBOR USD + 2.10%)^	3.87%	07/30/2027	1,005,982
200,000	Progress Residential Trust, Series 2018-SFR1 B^	3.48%	03/19/2035	199,965
200,000	Progress Residential Trust, Series 2018-SFR1 C^	3.68%	03/19/2035	199,972
750,000	Regatta III Funding, Ltd., Series 2014-1A CR (3 Month LIBOR USD + 3.30%)^	5.02%	04/15/2026	750,709
433,457	Santander Drive Auto Receivables Trust, Series 2016-1 B	2.47%	12/15/2020	433,329
2,500,000	Santander Drive Auto Receivables Trust, Series 2015-4 C	2.97%	03/15/2021	2,504,689
500,000	Santander Drive Auto Receivables Trust, Series 2017-1 D	3.17%	04/17/2023	497,100
1,000,000	Santander Drive Auto Receivables Trust, Series 2017-1 E^	5.05%	07/15/2024	1,023,427
37,147	Sierra Timeshare Receivables Funding LLC, Series 2014-1A A^	2.07%	03/20/2030	37,013
49,096	Sierra Timeshare Receivables Funding LLC, Series 2014-3A A^	2.30%	10/20/2031	48,759
47,438	Sierra Timeshare Receivables Funding LLC, Series 2015-2A A^	2.43%	06/20/2032	47,010
48,047	Sierra Timeshare Receivables Funding LLC, Series 2015-3A A^	2.58%	09/20/2032	47,948
89,478	Sierra Timeshare Receivables Funding LLC, Series 2016-2A A^	2.33%	07/20/2033	88,461
64,840	Sierra Timeshare Receivables Funding LLC, Series 2016-3A A^	2.43%	10/20/2033	63,726
78,848	Sierra Timeshare Receivables Funding LLC, Series 2017-1A A^	2.91%	03/20/2034	78,096
177,395	Southwest Airlines Co., Series 2007-1	6.15%	02/01/2024	190,797
4,582	U.S. Airways Pass Through Trust, Series 1999-1 A	8.36%	07/20/2020	4,688
375,000	Verizon Owner Trust, Series 2016-1A A^	1.42%	01/20/2021	372,102
600,000	Verizon Owner Trust, Series 2016-2A B^	2.15%	05/20/2021	591,798
424,000	Verizon Owner Trust, Series 2017-1A B^	2.45%	09/20/2021	419,675
300,000	Verizon Owner Trust, Series 2018-1A C^	3.20%	09/20/2022	300,445
74,638	VOLT XXXVIII LLC, Series 2015-NP12 A1ʭ^	3.88%	09/25/2045	75,361
68,556	VSE VOI Mortgage LLC, Series 2016-A A^	2.54%	07/20/2033	67,388
175,000	Westlake Automobile Receivables Trust, Series 2016-1A C^	3.29%	09/15/2021	175,402
175,000	Westlake Automobile Receivables Trust, Series 2016-3A C^	2.46%	01/18/2022	174,253
375,000	Westlake Automobile Receivables Trust, Series 2017-2A C^	2.59%	12/15/2022	371,483
600,000	Westlake Automobile Receivables Trust, Series 2018-1A D^	3.41%	05/15/2023	599,319
500,000	Westlake Automobile Receivables Trust, Series 2017-2A E^	4.63%	07/15/2024	501,143
Total Asset Backed Securities (Cost $38,462,187)				38,425,555

Mortgage Backed Securities - 31.5%
400,000	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY A (1 Month LIBOR USD + 1.05%)^	2.83%	09/15/2026	400,269
600,000	BANK, Series 2017-BNK4 AS	3.78%	05/17/2050	606,414
98,760	Bayview Opportunity Master Fund IIIb Trust, Series 2017-CRT2 M (1 Month LIBOR USD + 2.00%)^	3.65%	11/29/2027	99,013
173,422	Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1 M (1 Month LIBOR USD + 2.15%)^	3.80%	10/25/2028	174,194
400,000	BBCMS Mortgage Trust, Series 2018-TALL C (1 Month LIBOR USD + 1.12%)^	2.90%	03/16/2037	399,762
4,000,000	FHLMC Gold, 3.5%, Due TBA April	3.50%	04/15/2048	4,009,645
1,006,019	FHLMC PC, Pool# J2-1206	2.50%	11/01/2027	992,859
458,252	FHLMC PC, Pool# J3-2596	3.50%	08/01/2030	468,231
250,000	FHLMC PC, Pool# G6-1330	6.00%	07/01/2040	280,812
298,228	FHLMC PC, Pool# Q5-2011	4.00%	11/01/2047	307,156
2,658,552	FHLMC REMIC, Series 4094~	2.50%	03/15/2027	174,209
804,124	FHLMC REMIC, Series 4107~	3.00%	08/15/2027	161,436
1,845,555	FHLMC REMIC, Series 4143~	3.50%	09/15/2042	217,172
928,026	FHLMC REMIC, Series 4495~	3.50%	07/15/2045	177,243
275,000	FHLMC SCRTT, Series 2016-1 M1#^	3.00%	09/25/2055	268,571
504,576	FHMS, Series K-J13	2.06%	09/25/2021	499,010
371,019	FHMS, Series K-J18	2.46%	03/25/2022	367,254
292,079	FHMS, Series K-J09	2.02%	04/25/2022	287,152
2,024,353	FHMS, Series K-721#~	0.34%	08/25/2022	25,755
464,905	FHMS, Series K-J07	1.53%	09/25/2022	445,657
1,700,000	FHMS, Series K-728#	3.06%	08/25/2024	1,703,715
743,027	FHMS, Series K-J17	2.40%	10/25/2024	725,966
1,565,257	FHMS, Series K-055#~	1.37%	03/25/2026	140,530
698,154	FHMS, Series K-057#~	1.19%	07/25/2026	56,521
679,291	FHMS, Series K-058#~	0.93%	08/25/2026	44,402
1,396,489	FHMS, Series K-W03#~	0.85%	06/25/2027	81,912
1,025,783	FHMS, Series Q-004#	2.68%	01/25/2046	1,028,986
737,575	FNMA, Pool# AL2092	3.00%	07/01/2027	741,308
1,629,892	FNMA, Pool# AS2249	4.00%	04/01/2039	1,685,635
893,057	FNMA, Pool# AB9349	3.00%	05/01/2043	879,548
582,399	FNMA, Pool# AU6230	5.00%	09/01/2043	629,537
816,386	FNMA, Pool# AY0677	3.50%	03/01/2045	821,541
502,272	FNMA, Pool# AZ8218	4.00%	08/01/2045	516,648
985,297	FNMA, Pool# BD3994	4.00%	04/01/2047	1,013,348
1,091,060	FNMA, Pool# BD4016	4.00%	07/01/2047	1,139,350
397,653	FNMA, Pool# BJ1740	4.50%	10/01/2047	418,845
398,054	FNMA, Pool# BD4041	4.00%	11/01/2047	412,226
397,751	FNMA, Pool# BJ1991	4.00%	11/01/2047	409,496
398,562	FNMA, Pool# BH7686	4.50%	12/01/2047	419,895
99,961	FNMA REMIC Trust, Series 2017-T1 A	2.90%	06/25/2027	96,973
923,000	FNMA REMIC Trust, Series 2017-M13 A2#	2.94%	09/25/2027	902,402
1,000,000	FNMA, 2.5%, Due TBA April	2.50%	04/15/2033	979,922
1,000,000	FNMA, 3.0%, Due TBA April	3.00%	04/15/2033	998,776
3,000,000	FNMA, 3.0%, Due TBA April	3.00%	04/15/2048	2,926,172
3,000,000	FNMA, 3.5%, Due TBA May	3.50%	05/15/2033	3,053,620
750,000	FREMF Mortgage Trust, Series 2017-K725 B#^	3.88%	02/25/2024	748,212
650,000	FREMF Mortgage Trust, Series 2017-K729 B#^	3.67%	11/25/2024	631,064
1,500,000	GNMA II, 3.0%, Due TBA April	3.00%	04/15/2048	1,475,830
1,118,722	GNMA REMIC Trust, Series 2014-45 B1#~	0.75%	07/16/2054	49,619
1,007,559	GNMA REMIC Trust, Series 2014-135 I0#~	0.83%	01/16/2056	48,425
958,123	GNMA REMIC Trust, Series 2015-172 I0#~	0.90%	03/16/2057	55,378
1,298,816	GNMA REMIC Trust, Series 2016-40 I0#~	0.77%	07/16/2057	72,409
1,059,417	GNMA REMIC Trust, Series 2016-56 I0#~	0.97%	11/16/2057	73,082
603,175	GNMA REMIC Trust, Series 2016-127 I0#~	0.95%	05/16/2058	48,504
1,288,470	GNMA REMIC Trust, Series 2016-98 I0#~	0.96%	05/16/2058	88,948
1,178,851	GNMA REMIC Trust, Series 2016-110 I0#~	1.04%	05/16/2058	94,518
196,604	JPMCC, Series 2016-ASH A (1 Month LIBOR USD + 1.50%)^	3.28%	10/16/2034	196,903
385,000	MAD Mortgage Trust, Series 2017-330M B#^	3.14%	08/17/2034	380,529
200,000	MSC, Series 2017-PRME B (1 Month LIBOR USD + 1.35%)^	3.13%	02/15/2034	200,649
275,000	MSC, Series 2017-CLS C (1 Month LIBOR USD + 1.00%)^	2.78%	11/15/2034	275,702
175,000	MSC, Series 2017-CLS D (1 Month LIBOR USD + 1.40%)^	3.18%	11/15/2034	175,503
555,000	WFCM, Series 2017-RB1 AS	3.76%	03/17/2050	561,353
Total Mortgage Backed Securities (Cost $37,740,910)				37,365,716

Municipal Bonds - 6.4%
230,000	American Municipal Power, Inc.	6.05%	02/15/2043	305,405
450,000	District of Columbia#	4.59%	08/01/2038	427,118
2,000,000	District of Columbia#	4.73%	08/01/2038	1,898,300
1,200,000	Health Care Authority for Baptist Health	5.50%	11/15/2043	1,358,868
750,000	Massachusetts Port Authority#	3.44%	01/01/2031	744,428
1,000,000	New York State Energy Research & Development Authority#	4.32%	12/01/2023	1,000,000
1,000,000	New York State Energy Research & Development Authority#	4.32%	07/01/2029	1,000,000
800,000	North Texas Tollway Authority	8.91%	02/01/2030	882,024
Total Municipal Bonds (Cost $7,444,468)				7,616,143

U.S. Treasury Notes - 5.0%
5,955,000	United States Treasury Note	0.75%	04/15/2018	5,953,245
Total U.S. Treasury Notes (Cost $5,953,650)				5,953,245

Par Value/Shares
Short-Term Investments - 2.7%
Money Market Funds - 2.0%
2,391,108	First American Treasury Obligations Fund - Class Z, 1.52%*			2,391,108
U.S. Treasury Bills - 0.7%
300,000	United States Treasury Bill†			299,773
550,000	United States Treasury Bill†			549,565
Total U.S. Treasury Bills				849,338
Total Short-Term Investments (Cost $3,240,446)				3,240,446
Total Investments - 111.0% (Cost $132,874,375)				131,777,030
Liabilities in Excess of Other Assets - (11.0)%				(13,035,419)
NET ASSETS - 100.0%				$118,741,611

# Variable rate security. Rate disclosed is as of March 31, 2018.
ʭ Step bond; the interest rate shown is the rate in effect as of March 31, 2018.
^Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2018, the value of these securities amounted to $43,407,743 or 36.6% of net assets.

~ Interest Only Security
†All or a portion of this security is pledged or segregated as collateral in connection with open futures contracts or TBA positions.
* Annualized seven-day yield as of March 31, 2018.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows+:

Cost of investments	$132,874,375
Gross unrealized appreciation	675,933
Gross unrealized depreciation	(1,773,278)
Net unrealized appreciation (depreciation)	$(1,097,345)

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Futures Contracts - Long
The Total Return Fund had the following open long futures contracts as of March 31, 2018:

Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond Futures June 2018	16	06/20/2018	$2,267,077	$2,346,000	$78,923
U.S. Treasury Ultra Bond Futures June 2018	95	06/20/2018	14,625,767	15,244,531	618,764
			$16,892,844	$17,590,531	$697,687
Futures Contracts - Short
The Total Return Fund had the following open short futures contracts as of March 31, 2018:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note Futures June 2018	(30)	06/29/2018	$(3,418,688)	$(3,433,828)	$(15,140)
U.S. Treasury 10-Year Note Futures June 2018	(24)	06/20/2018	(2,887,010)	(2,907,375)	(20,365)
			$(6,305,698)	$(6,341,203)	$(35,505)

There is no variation margin due to or from the fund as of March 31, 2018.

Summary of Fair Value Disclosure at March 31, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3
Corporate Bonds & Notes	$-	$39,175,925	$-
Asset Backed Securities	$-	$38,425,555	$-
Mortgage Backed Securities	$-	$37,365,716	$-
Municipal Bonds	$-	$7,616,143	$-
U.S. Treasury Notes	$-	$5,953,245	$-
Short-Term Investments	$2,391,108	$849,338	$-
Total Investments	$2,391,108	$129,385,922	$-
Futures Contracts - Long*	$697,687	$-	$-
Futures Contracts - Short*	$(35,505)	$-	$-

* Unrealized Appreciation (Depreciation)

Brown Advisory Strategic Bond Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Asset Backed Securities - 45.8%
133,140	Aircraft Certificate Owner Trust, Series 2003-1A E^	7.00%	09/20/2022	139,131
110,501	Ally Auto Receivables Trust, Series 2015-1 A3	1.39%	09/16/2019	110,341
200,000	American Credit Acceptance Receivables Trust, Series 2017-3 B^	2.25%	01/11/2021	198,918
300,000	American Credit Acceptance Receivables Trust, Series 2017-2 B^	2.46%	04/12/2021	299,323
125,367	American Credit Acceptance Receivables Trust, Series 2015-1 C^	4.29%	04/12/2021	126,172
350,000	American Credit Acceptance Receivables Trust, Series 2017-3 C^	2.72%	06/10/2022	347,946
500,000	American Credit Acceptance Receivables Trust, Series 2016-1 C^	5.55%	06/13/2022	511,996
650,000	American Credit Acceptance Receivables Trust, Series 2017-4 C^	2.94%	01/10/2024	647,557
154,839	AmeriCredit Automobile Receivables Trust, Series 2014-2 C	2.18%	06/08/2020	154,627
555,000	AmeriCredit Automobile Receivables Trust, Series 2015-2 C	2.40%	01/08/2021	553,123
500,000	BlueMountain CLO, Ltd., Series 2013-3A DR (3 Month LIBOR USD + 2.90%)^	4.66%	10/29/2025	501,501
1,000,000	BlueMountain CLO, Ltd., Series 2014-1A D (3 Month LIBOR USD + 3.45%)^	5.22%	04/30/2026	1,003,756
650,000	BlueMountain CLO, Ltd., Series 2015-2A B (3 Month LIBOR USD + 1.85%)^	3.58%	07/18/2027	652,694
750,000	BlueMountain CLO, Ltd., Series 2015-2A D (3 Month LIBOR USD + 3.55%)^	5.28%	07/19/2027	754,600
1,500,000	BlueMountain CLO, Ltd., Series 2015-3A B (3 Month LIBOR USD + 3.10%)^	4.84%	10/20/2027	1,502,623
138,770	BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A A^	2.94%	05/25/2029	136,248
500,000	Capital Auto Receivables Asset Trust, Series 2015-1 B	2.10%	01/21/2020	498,780
1,000,000	Carlyle Global Market Strategies CLO, Ltd., Series 2014-1A BR (3 Month LIBOR USD + 1.80%)^	3.53%	04/17/2025	1,001,502
2,000,000	Carlyle Global Market Strategies CLO, Ltd., Series 2014-3R A2R FLT (3 Month LIBOR USD + 1.55%)^	3.31%	07/27/2026	2,003,030
2,000,000	Carlyle Global Market Strategies CLO, Ltd., Series 2013-4A A1RR (3 Month LIBOR USD + 1.00%)^	2.72%	01/15/2031	2,000,000
1,000,000	CBAM, Ltd., Series 2017-1A B (3 Month LIBOR USD + 1.80%)^	3.54%	07/20/2030	1,004,470
109,752	Continental Airlines Trust, Series 1999-1 A	6.55%	08/02/2020	112,430
86,072	Continental Airlines Trust, Series 2000-1 A-1	8.05%	05/01/2022	92,312
600,000	CPS Auto Receivables Trust, Series 2018-A D^	3.66%	12/15/2023	595,712
470,000	Drive Auto Receivables Trust, Series 2017-AA B^	2.51%	01/15/2021	469,768
492,874	Drive Auto Receivables Trust, Series 2016-AA C^	3.91%	05/17/2021	495,791
350,000	Drive Auto Receivables Trust, Series 2017-AA C^	2.98%	01/18/2022	350,209
400,000	Drive Auto Receivables Trust, Series 2017-1 C	2.84%	04/15/2022	399,791
400,000	Drive Auto Receivables Trust, Series 2018-1 C	3.22%	03/15/2023	399,766
600,000	Drive Auto Receivables Trust, Series 2017-2 C	2.75%	09/15/2023	596,841
1,000,000	Drive Auto Receivables Trust, Series 2018-1 D	3.81%	05/15/2024	1,002,486
547,000	DT Auto Owner Trust, Series 2017-1A B^	2.26%	02/16/2021	545,823
175,000	DT Auto Owner Trust, Series 2017-3A C^	3.01%	05/15/2023	174,534
800,000	DT Auto Owner Trust, Series 2017-4A C^	2.86%	07/17/2023	794,850
750,000	DT Auto Owner Trust, Series 2018-1A C^	3.47%	12/15/2023	749,987
200,000	Exeter Automobile Receivables Trust, Series 2016-3A C^	4.22%	06/15/2022	202,081
383,331	Federal Express Corp., Series 1998-1	6.72%	07/15/2023	410,164
4,304	Flagship Credit Auto Trust, Series 2016-3 A1^	1.61%	12/16/2019	4,303
153,427	Flagship Credit Auto Trust, Series 2014-2 B^	2.84%	11/16/2020	153,553
1,000,000	GoldenTree Loan Management CLO, Ltd., Series 2017-1A C (3 Month LIBOR USD + 2.20%)^	3.94%	04/20/2029	1,006,689
2,000,000	GoldenTree Loan Opportunities XI Ltd., Series 2015-11A AR2 FLT (3 Month LIBOR USD + 1.07%)^	2.80%	01/21/2031	2,012,678
1,000,000	GreatAmerica Leasing Receivables Funding LLC, Series 2015-1 B^	2.39%	06/21/2021	998,958
300,000	GreatAmerica Leasing Receivables Funding LLC, Series 2018-1 C^	3.14%	06/16/2025	298,658
1,000,000	Grippen Park CLO, Ltd., Series 2017-1A C (3 Month LIBOR USD + 2.30%)^	4.04%	01/20/2030	1,006,239
1,000,000	Highbridge Loan Management, Ltd., Series 2015-7A DR (3 Month LIBOR USD + 2.40%)^	4.70%	03/15/2027	1,000,000
1,975,000	Highbridge Loan Management, Ltd., Series 2013-2A A2R (3 Month LIBOR USD + 1.63%)^	3.37%	10/20/2029	1,985,774
35,073	Hilton Grand Vacations Trust, Series 2013-A A^	2.28%	01/25/2026	34,702
115,627	Hilton Grand Vacations Trust, Series 2017-AA A^	2.66%	12/26/2028	114,120
300,000	Invitation Homes Trust, Series 2017-SFR2 B (1 Month LIBOR USD + 1.15%)^	2.96%	12/19/2036	302,024
200,000	Invitation Homes Trust, Series 2017-SFR2 C (1 Month LIBOR USD + 1.45%)^	3.26%	12/19/2036	201,582
250,000	Invitation Homes Trust, Series 2018-SFR1 C (1 Month LIBOR USD + 1.25%)^	3.06%	03/19/2037	252,059
930,000	LCM XXV, Ltd., Series 2017-25A C2 (3 Month LIBOR USD + 2.30%)^	4.04%	07/22/2030	940,635
1,000,000	Madison Park Funding XIII, Ltd., Series 2014-13A DR (3 Month LIBOR USD + 3.27%)^	5.01%	01/21/2025	1,003,218
750,000	Madison Park Funding XVII, Ltd., Series 2015-17A B1R (3 Month LIBOR USD + 1.75%)^	3.49%	07/21/2030	756,106
700,000	Madison Park Funding XVII, Ltd., Series 2015-17A CR (3 Month LIBOR USD + 2.40%)^	4.14%	07/22/2030	708,165
1,000,000	Madison Park Funding XXV, Ltd., Series 2017-25A B (3 Month LIBOR USD + 2.35%)^	4.10%	04/25/2029	1,010,760
1,000,000	Magnetite IX, Ltd., Series 2014-9A BR (3 Month LIBOR USD + 2.00%)^	3.75%	07/25/2026	1,003,357
750,000	Magnetite IX, Ltd., Series 2014-9A CR (3 Month LIBOR USD + 3.10%)^	4.85%	07/25/2026	752,474
127,149	MVW Owner Trust, Series 2013-1A A^	2.15%	04/22/2030	124,900
279,802	MVW Owner Trust, Series 2015-1A A^	2.52%	12/20/2032	276,162
211,716	MVW Owner Trust, Series 2016-1A A^	2.25%	12/20/2033	206,901
91,916	MVW Owner Trust, Series 2017-1A A^	2.42%	12/20/2034	89,877
91,916	MVW Owner Trust, Series 2017-1A B^	2.75%	12/20/2034	89,713
181,725	Nationstar HECM Loan Trust, Series 2017-1A A^	1.97%	05/25/2027	181,313

2,000,000	Neuberger Berman Loan Advisers CLO, Series 2017-26A A (3 Month LIBOR USD + 1.17%)^	2.56%	10/18/2030	2,012,708
19,815	Nissan Auto Receivables Owner Trust, Series 2013-C A4	1.30%	06/15/2020	19,812
1,000,000	Octagon Investment Partners 24, Ltd., Series 2015-1A A2AR FLT (3 Month LIBOR USD + 1.35%)^	3.24%	05/21/2027	1,001,319
1,000,000	Octagon Investment Partners 30, Ltd., Series 2017-1A B (3 Month LIBOR USD + 2.35%)^	4.09%	03/17/2030	1,008,047
2,000,000	Octagon Investment Partners 36, Ltd., Series 2018-1A A1 (3 Month LIBOR USD + 0.97%)^	2.73%	04/15/2031	2,000,000
1,000,000	Octagon Investment Partners XIV, Ltd., Series 2012-1A CR (3 Month LIBOR USD + 4.00%)^	5.72%	07/15/2029	1,024,672
500,000	Octagon Investment Partners XIX, Ltd., Series 2014-1A CR (3 Month LIBOR USD + 2.10%)^	3.82%	04/15/2026	503,584
1,000,000	Octagon Investment Partners XVI, Ltd., Series 2013-1A D (3 Month LIBOR USD + 3.35%)^	5.08%	07/17/2025	1,002,930
750,000	Octagon Investment Partners 25, Ltd., Series 2015-1A AR (3 Month LIBOR USD + 0.80%)^	2.70%	10/20/2026	750,672
750,000	Octagon Investment Partners 25, Ltd., Series 2015-1A BR (3 Month LIBOR USD + 1.20%)^	3.10%	10/20/2026	750,653
126,227	Orange Lake Timeshare Trust, Series 2016-A A^	2.61%	03/08/2029	123,807
195,158	Orange Lake Timeshare Trust, Series 2018-A A^	3.10%	11/08/2030	194,492
195,157	Orange Lake Timeshare Trust, Series 2018-A B^	3.35%	11/08/2030	194,523
144,954	OSCAR U.S. Funding Trust, Series 2014-1A A4^	2.55%	12/15/2021	144,643
286,605	OSCAR U.S. Funding Trust IV, Series 2016-1A A2A^	2.53%	07/15/2020	286,282
16,650	OSCAR U.S. Funding Trust V, Series 2016-2A A2B (1 Month LIBOR USD + 1.40%)^	3.18%	11/15/2019	16,690
1,248,389	OSCAR U.S. Funding Trust VI LLC, Series 2017-1A A2A^	2.30%	05/11/2020	1,243,613
103,525	OSCAR U.S. Funding Trust VI LLC, Series 2017-1A A2B (1 Month LIBOR USD + 0.80%)^	2.54%	05/11/2020	103,669
200,000	OSCAR U.S. Funding Trust VII LLC, Series 2017-2A A2B (1 Month LIBOR USD + 0.65%)^	2.39%	11/10/2020	200,326
260,000	OSCAR U.S. Funding Trust VII LLC, Series 2017-2A A3^	2.45%	12/10/2021	256,255
750,000	OSCAR U.S. Funding Trust VIII LLC, Series 2018-1A A2B (1 Month LIBOR USD + 0.49%)^	2.42%	04/12/2021	752,163
500,000	OZLM XII, Ltd., Series 2015-12A C (3 Month LIBOR USD + 3.70%)^	5.47%	04/30/2027	501,760
1,000,000	OZLM XIII, Ltd., Series 2015-13A A2 (3 Month LIBOR USD + 2.10%)^	3.87%	07/30/2027	1,005,982
200,000	Progress Residential Trust, Series 2018-SFR1 B^	3.48%	03/19/2035	199,965
200,000	Progress Residential Trust, Series 2018-SFR1 C^	3.68%	03/19/2035	199,972
1,000,000	Regatta Funding L.P., Series 2013-2A BR (3 Month LIBOR USD + 2.90%)^	4.62%	01/15/2029	1,010,468
1,500,000	Regatta III Funding, Ltd., Series 2014-1A A2R (3 Month LIBOR USD + 1.50%)^	3.22%	04/15/2026	1,501,599
750,000	Regatta III Funding, Ltd., Series 2014-1A CR (3 Month LIBOR USD + 3.30%)^	5.02%	04/15/2026	750,709
48,289	Santander Drive Auto Receivables Trust, Series 2015-4 B	2.26%	06/15/2020	48,276
327,137	Santander Drive Auto Receivables Trust, Series 2016-1 B	2.47%	12/15/2020	327,041
500,000	Santander Drive Auto Receivables Trust, Series 2017-1 D	3.17%	04/17/2023	497,100
600,000	Santander Drive Auto Receivables Trust, Series 2017-1 E^	5.05%	07/15/2024	614,056
122,293	Sierra Timeshare Receivables Funding LLC, Series 2014-3A A^	2.30%	10/20/2031	121,455
47,438	Sierra Timeshare Receivables Funding LLC, Series 2015-2A A^	2.43%	06/20/2032	47,010
48,047	Sierra Timeshare Receivables Funding LLC, Series 2015-3A A^	2.58%	09/20/2032	47,948
44,739	Sierra Timeshare Receivables Funding LLC, Series 2016-2A A^	2.33%	07/20/2033	44,230
64,840	Sierra Timeshare Receivables Funding LLC, Series 2016-3A A^	2.43%	10/20/2033	63,726
105,131	Sierra Timeshare Receivables Funding LLC, Series 2017-1A A^	2.91%	03/20/2034	104,129
251,031	Southwest Airlines Co., Series 2007-1	6.15%	02/01/2024	269,996
4,582	U.S. Airways Pass Through Trust, Series 1999-1 A	8.36%	07/20/2020	4,688
375,000	Verizon Owner Trust, Series 2016-1A A^	1.42%	01/20/2021	372,102
600,000	Verizon Owner Trust, Series 2016-2A B^	2.15%	05/20/2021	591,798
400,000	Verizon Owner Trust, Series 2017-1A B^	2.45%	09/20/2021	395,920
400,000	Verizon Owner Trust, Series 2018-1A C^	3.20%	09/20/2022	400,593
74,638	VOLT XXXVIII LLC, Series 2015-NP12 A1^ʭ	3.88%	09/25/2045	75,361
1,000,000	Voya CLO, Ltd., Series 2016-3A C (3 Month LIBOR USD + 3.85%)^	5.58%	10/18/2027	1,009,333
1,500,000	Voya CLO, Ltd., Series 2013-1A A2R (3 Month LIBOR USD + 1.55%)^	3.27%	10/15/2030	1,506,413
68,556	VSE VOI Mortgage LLC, Series 2016-A A^	2.54%	07/20/2033	67,388
326,775	Westlake Automobile Receivables Trust, Series 2016-3A A2^	1.42%	10/15/2019	326,252
175,000	Westlake Automobile Receivables Trust, Series 2016-1A C^	3.29%	09/15/2021	175,402
75,000	Westlake Automobile Receivables Trust, Series 2016-3A C^	2.46%	01/18/2022	74,680
375,000	Westlake Automobile Receivables Trust, Series 2017-2A C^	2.59%	12/15/2022	371,483
300,000	Westlake Automobile Receivables Trust, Series 2017-2A D^	3.28%	12/15/2022	298,579
600,000	Westlake Automobile Receivables Trust, Series 2018-1A D^	3.41%	05/15/2023	599,319
500,000	Westlake Automobile Receivables Trust, Series 2017-2A E^	4.63%	07/15/2024	501,143
Total Asset Backed Securities (Cost $65,706,943)				65,772,539

Corporate Bonds & Notes - 31.5%
250,000	Activision Blizzard, Inc.^	6.13%	09/15/2023	261,531
400,000	AerCap Ireland Capital DAC	3.30%	01/23/2023	389,420
750,000	AK Steel Corp.	7.50%	07/15/2023	795,000
100,000	AK Steel Corp.	6.38%	10/15/2025	94,750
300,000	Allison Transmission, Inc.^	4.75%	10/01/2027	283,500
600,000	American Tower Corp.	3.40%	02/15/2019	602,268
310,000	Analog Devices, Inc.	3.90%	12/15/2025	313,623
650,000	Asbury Automotive Group, Inc.	6.00%	12/15/2024	664,625
500,000	Ball Corp.	5.00%	03/15/2022	519,375
300,000	Capital One Financial Corp. (3 Month LIBOR USD + 3.80%)	5.55%	12/29/2049	307,875
74,000	Carrizo Oil & Gas, Inc.	7.50%	09/15/2020	75,202
500,000	Caterpillar Financial Services Corp. (3 Month LIBOR USD + 0.59%)	2.62%	06/06/2022	503,819
1,139,000	Celanese U.S. Holdings LLC	4.63%	11/15/2022	1,189,276

500,000	Clorox Co.	3.10%	10/01/2027	485,747
200,000	CommScope Technologies LLC^	6.00%	06/15/2025	209,100
100,000	CommScope Technologies LLC^	5.00%	03/15/2027	95,250
400,000	Core & Main L.P.^	6.13%	08/15/2025	392,000
250,000	Cornerstone Chemical Co.^	6.75%	08/15/2024	248,988
1,220,000	Crown Castle International Corp.	4.88%	04/15/2022	1,282,953
300,000	Dana, Inc.	6.00%	09/15/2023	311,550
700,000	Delphi Technologies PLC^	5.00%	10/01/2025	672,875
600,000	Digital Realty Trust L.P.	3.70%	08/15/2027	579,310
400,000	Dollar General Corp.	4.15%	11/01/2025	411,708
650,000	Dollar Tree, Inc.	5.75%	03/01/2023	679,705
500,000	Ecolab, Inc.	2.00%	01/14/2019	497,111
300,000	Education Realty Operating Partnership L.P.	4.60%	12/01/2024	304,771
1,200,000	Energy Transfer Partners L.P. (3 Month LIBOR USD + 4.03%)	6.25%	05/15/2023	1,150,500
1,800,000	Enterprise Products Operating LLC (3 Month LIBOR USD + 3.03%)	5.25%	08/16/2077	1,755,000
1,000,000	Equinix, Inc.	5.88%	01/15/2026	1,045,000
380,000	Equinix, Inc.	5.38%	05/15/2027	386,650
700,000	First Quality Finance Co., Inc.^	5.00%	07/01/2025	672,000
750,000	Goldman Sachs Group, Inc. (3 Month LIBOR USD + 0.75%)	2.56%	02/23/2023	747,584
500,000	Harris Corp.	3.83%	04/27/2025	503,685
724,000	Hasbro, Inc.	3.15%	05/15/2021	725,104
1,000,000	Hasbro, Inc.	3.50%	09/15/2027	938,519
200,000	Healthcare Trust of America Holdings L.P.	3.75%	07/01/2027	193,626
250,000	High Ridge Brands Co.^	8.88%	03/15/2025	222,500
450,000	Hudbay Minerals, Inc.^	7.25%	01/15/2023	469,125
1,000,000	Huntsman International LLC	4.88%	11/15/2020	1,022,500
300,000	JB Hunt Transport Services, Inc.	2.40%	03/15/2019	299,035
1,100,000	JC Penney Corp, Inc.^	5.88%	07/01/2023	1,057,375
300,000	Keysight Technologies, Inc.	4.55%	10/30/2024	311,126
500,000	Kinross Gold Corp.	5.95%	03/15/2024	539,750
325,000	Koppers, Inc.^	6.00%	02/15/2025	332,865
710,000	Lamar Media Corp.	5.75%	02/01/2026	738,400
340,000	Land O' Lakes, Inc.^	7.25%	07/14/2027	379,950
1,000,000	Martin Marietta Materials, Inc. (3 Month LIBOR USD + 0.50%)	2.70%	12/20/2019	1,001,776
400,000	Martin Marietta Materials, Inc.	4.25%	07/02/2024	409,929
68,000	Mercer International, Inc.	7.75%	12/01/2022	72,335
500,000	Mercer International, Inc.	6.50%	02/01/2024	525,000
450,000	Meritor, Inc.	6.25%	02/15/2024	469,688
950,000	Micron Technology, Inc.	5.50%	02/01/2025	990,375
300,000	MPLX L.P.	5.50%	02/15/2023	307,875
750,000	MPLX L.P.	4.88%	12/01/2024	787,507
350,000	Mylan NV	3.15%	06/15/2021	345,378
400,000	Mylan NV	3.95%	06/15/2026	388,639
300,000	Mylan, Inc.	2.60%	06/24/2018	299,741
350,000	Noble Energy, Inc.	3.85%	01/15/2028	344,827
500,000	Oasis Petroleum, Inc.	6.50%	11/01/2021	508,750
165,000	Outfront Media Capital LLC	5.88%	03/15/2025	167,887
1,057,000	Regency Centers L.P.	4.80%	04/15/2021	1,098,158
250,000	Rivers Pittsburgh Borrower L.P.^	6.13%	08/15/2021	241,875
232,000	ServiceMaster Co. LLC	7.45%	08/15/2027	251,140
450,000	SESI LLC	7.13%	12/15/2021	459,000
500,000	SESI LLC^	7.75%	09/15/2024	518,750
282,000	Springs Industries, Inc.	6.25%	06/01/2021	286,583
450,000	Staples, Inc.^	8.50%	09/15/2025	417,375
600,000	Steel Dynamics, Inc.	5.13%	10/01/2021	611,220
370,000	TechnipFMC PLC^	3.45%	10/01/2022	363,391
125,000	Teck Resources, Ltd.	3.75%	02/01/2023	120,619
530,000	Teck Resources, Ltd.^	8.50%	06/01/2024	590,261
600,000	Tenneco, Inc.	5.00%	07/15/2026	583,680
800,000	Trinidad Drilling, Ltd.^	6.63%	02/15/2025	750,000
500,000	USA Compression Partners L.P.^	6.88%	04/01/2026	508,750
610,000	Verisk Analytics, Inc.	4.00%	06/15/2025	614,828
350,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.00%)	3.15%	03/16/2022	356,888
350,000	Versum Materials, Inc.^	5.50%	09/30/2024	362,250
525,000	Viking Cruises, Ltd.^	5.88%	09/15/2027	498,750
1,000,000	Vulcan Materials Co. (3 Month LIBOR USD + 0.60%)	2.72%	06/15/2020	998,826
1,500,000	Weyerhaeuser Co.	7.38%	10/01/2019	1,596,400
500,000	Whiting Petroleum Corp.^	6.63%	01/15/2026	504,375
1,100,000	Zimmer Biomet Holdings, Inc. (3 Month LIBOR USD + 0.75%)	2.93%	03/19/2021	1,101,490
Total Corporate Bonds & Notes (Cost $45,588,664)				45,115,942

Mortgage Backed Securities - 23.6%
200,000	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY A (1 Month LIBOR USD + 1.05%)^	2.83%	09/15/2026	200,134
98,760	Bayview Opportunity Master Fund IIIb Trust, Series 2017-CRT2 M (1 Month LIBOR USD + 2.00%)^	3.65%	11/29/2027	99,013
173,422	Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1 M (1 Month LIBOR USD + 2.15%)^	3.80%	10/25/2028	174,194
400,000	BBCMS Mortgage Trust, Series 2018-TALL (1 Month LIBOR USD + 1.12%)^	2.90%	03/16/2037	399,762
57,575	FHLMC PC, Pool# E0-1654	5.00%	06/01/2019	58,611
570,637	FHLMC PC, Pool# G1-4120	4.00%	04/01/2026	588,629
1,006,019	FHLMC PC, Pool# J2-1206	2.50%	11/01/2027	992,859
47,717	FHLMC PC, Pool# N3-1000	4.50%	08/01/2033	49,424
804,123	FHLMC REMIC, Series 4107†	3.00%	08/15/2027	161,436
66,048	FHLMC REMIC, Series 3878	3.00%	04/15/2041	65,554
1,845,554	FHLMC REMIC, Series 4143†	3.50%	09/15/2042	217,172
1,058,275	FHLMC REMIC, Series 4495†	3.50%	07/15/2045	202,119
335,000	FHLMC SCRTT, Series 2016-1 M1#^	3.00%	09/25/2055	327,169
623,992	FHLMC STACR Debt Notes, Series 2014-HQ2 (1 Month LIBOR USD + 2.20%)	4.07%	09/25/2024	644,317
629,970	FHLMC STACR Debt Notes, Series 2015-HQ2 (1 Month LIBOR USD + 1.95%)	3.82%	05/27/2025	646,909
700,000	FHLMC STACR Debt Notes, Series 2015-DNA1 (1 Month LIBOR USD + 1.85%)	3.72%	10/25/2027	714,646
500,000	FHLMC STACR Debt Notes, Series 2016-DNA1 (1 Month LIBOR USD + 2.90%)	4.52%	07/25/2028	513,086
9,928	FHLMC STACR Debt Notes, Series 2016-HQA1 (1 Month LIBOR USD + 1.75%)	3.62%	09/25/2028	9,939
504,576	FHMS, Series K-J13	2.06%	09/25/2021	499,010
292,079	FHMS, Series K-J09	2.02%	04/25/2022	287,152
2,024,353	FHMS, Series K-721#†	0.34%	08/25/2022	25,755
271,998	FHMS, Series K-021	1.60%	01/25/2022	266,437
2,599,413	FHMS, Series K-023#†	1.27%	08/25/2022	119,235
464,905	FHMS, Series K-J07	1.53%	09/25/2022	445,657
743,027	FHMS, Series K-J17	2.40%	10/25/2024	725,965
806,345	FHMS, Series K-055#†	1.37%	03/25/2026	72,394
1,346,440	FHMS, Series K-057#†	1.19%	07/25/2026	109,006
679,291	FHMS, Series K-058#†	0.93%	08/25/2026	44,402
1,396,489	FHMS, Series K-W03 X1#†	0.85%	06/25/2027	81,912
1,305,542	FHMS, Series Q-004#	2.68%	01/25/2046	1,309,619
550	FNMA, Pool# 722057	5.50%	07/01/2018	550
2,178	FNMA, Pool# 931676	5.50%	01/01/2019	2,188
6,352	FNMA, Pool# 774887	5.50%	05/01/2019	6,387
18,530	FNMA, Pool# 794149	5.50%	08/01/2019	18,702
25,339	FNMA, Pool# 255359	5.50%	09/01/2019	25,726
5,483	FNMA, Pool# 778775	5.50%	09/01/2019	5,524
20,049	FNMA, Pool# 785732	5.50%	11/01/2019	20,239
35,392	FNMA, Pool# 255645	4.00%	01/01/2020	36,428
40,914	FNMA, Pool# AC0884	5.00%	07/01/2020	41,580
8,798	FNMA, Pool# 826868	5.50%	08/01/2020	8,924
38,037	FNMA, Pool# 879409	5.50%	02/01/2021	39,029
20,089	FNMA, Pool# 745562	5.50%	04/01/2021	20,592
37,193	FNMA, Pool# AD0230	5.50%	05/01/2021	38,252
6,858	FNMA, Pool# 745525	5.50%	05/01/2021	7,069
8,073	FNMA, Pool# 936481	5.50%	07/01/2021	8,324
2,610	FNMA, Pool# 889849	5.50%	09/01/2021	2,636
9,335	FNMA, Pool# 888555	5.50%	09/01/2021	9,560
10,326	FNMA, Pool# 908560	5.50%	01/01/2022	10,556
6,904	FNMA, Pool# 889716	5.50%	10/01/2022	7,158
5,159	FNMA, Pool# 889198	5.50%	11/01/2022	5,294
53,981	FNMA, Pool# 911073	5.50%	12/01/2022	56,038
15,759	FNMA, Pool# 972932	5.50%	02/01/2023	16,281
438,269	FNMA, Pool# AB9392	2.50%	05/01/2023	436,571
79,972	FNMA, Pool# 975076	6.00%	09/01/2023	83,484
24,575	FNMA, Pool# 995460	5.50%	12/01/2023	25,513
7,711	FNMA, Pool# 995217	5.50%	12/01/2023	8,024
16,554	FNMA, Pool# 930334	5.50%	01/01/2024	17,334
9,361	FNMA, Pool# AE0467	5.50%	03/01/2024	9,750
381,112	FNMA, Pool# BC4577	4.50%	09/01/2024	397,270
8,573	FNMA, Pool# AD0365	5.50%	09/01/2024	8,901
501,105	FNMA, Pool# MA2047	2.50%	10/01/2024	499,161
359,164	FNMA, Pool# AC8594	4.50%	01/01/2025	374,669
65,927	FNMA, Pool# AL1081	5.00%	07/01/2025	67,540
39,782	FNMA, Pool# AL0517	5.50%	08/01/2025	41,384
737,575	FNMA, Pool# AL2092	3.00%	07/01/2027	741,308
309,700	FNMA, Pool# 815323 (6 Month LIBOR USD + 1.54%)	3.15%	01/01/2035	320,826
260,246	FNMA, Pool# 813714 (1 Year CMT Rate + 1.94%)	3.32%	01/01/2035	271,838

98,428	FNMA, Pool# 910181 (12 Month LIBOR USD + 1.71%)	3.73%	03/01/2037	102,671
281,125	FNMA, Pool# 915191 (12 Month LIBOR USD + 1.73%)	3.48%	04/01/2037	294,496
420,973	FNMA, Pool# AL6262 (1 Year CMT Rate + 2.38%)	3.76%	04/01/2038	439,100
265,607	FNMA, Pool# 965184 (12 Month LIBOR USD + 1.59%)	3.34%	09/01/2038	276,747
582,399	FNMA, Pool# AU6230	5.00%	09/01/2043	629,537
262,611	FNMA, Pool# 947512 (12 Month LIBOR USD + 1.75%)	3.50%	09/01/2047	274,107
32,769	FNMA CAS, Series 2013-C01 (1 Month LIBOR USD + 2.00%)	3.87%	10/25/2023	32,954
452,187	FNMA CAS, Series 2014-C02 (1 Month LIBOR USD + 0.95%)	2.82%	05/28/2024	453,576
107,235	FNMA CAS, Series 2016-C02 (1 Month LIBOR USD + 2.15%)	4.02%	09/25/2028	108,046
99,741	FNMA REMIC Trust, Series 2002-16	6.00%	04/25/2022	104,497
7,500,000	FNMA, 2.5%, Due TBA April	2.50%	04/15/2033	7,349,414
7,500,000	FNMA, 3.0%, Due TBA April	3.00%	04/15/2033	7,490,821
650,000	FREMF Mortgage Trust, Series 2017-K729#^	3.67%	11/25/2024	631,064
90,000	FREMF Mortgage Trust, Series 2011-K10#^	4.62%	11/25/2049	93,255
276,952	GNMA, Pool# 004527M	5.00%	09/20/2024	297,158
570,453	GNMA REMIC Trust, Series 2014-45 B1#†	0.75%	07/16/2054	25,302
503,780	GNMA REMIC Trust, Series 2014-135 I0#†	0.83%	01/16/2056	24,212
479,062	GNMA REMIC Trust, Series 2015-172 I0#†	0.90%	03/16/2057	27,689
649,408	GNMA REMIC Trust, Series 2016-40 I0#†	0.77%	07/16/2057	36,205
527,598	GNMA REMIC Trust, Series 2016-56 I0#†	0.97%	11/16/2057	36,395
603,175	GNMA REMIC Trust, Series 2016-127 I0#†	0.95%	05/16/2058	48,504
644,235	GNMA REMIC Trust, Series 2016-98 I0#†	0.96%	05/16/2058	44,474
613,003	GNMA REMIC Trust, Series 2016-110 I0#†	1.04%	05/16/2058	49,149
196,604	JPMCC, Series 2016-ASH A (1 Month LIBOR USD + 1.50%)^	3.28%	10/16/2034	196,903
385,000	MAD Mortgage Trust, Series 2017-330M B#^	3.14%	08/17/2034	380,529
200,000	MSC, Series 2017-PRME B (1 Month LIBOR USD + 1.35%)^	3.13%	02/15/2034	200,649
275,000	MSC, Series 2017-CLS C (1 Month LIBOR USD + 1.00%)^	2.78%	11/15/2034	275,702
175,000	MSC, Series 2017-CLS D (1 Month LIBOR USD + 1.40%)^	3.18%	11/15/2034	175,503
Total Mortgage Backed Securities (Cost $33,791,100)				33,840,786

Municipal Bonds - 5.8%
500,000	District of Columbia#	4.59%	08/01/2038	474,575
1,500,000	District of Columbia#	4.73%	08/01/2038	1,423,725
750,000	Massachusetts Port Authority#	3.44%	01/01/2031	744,427
2,000,000	New York State Energy Research & Development Authority#	4.32%	12/01/2023	2,000,000
1,000,000	New York State Energy Research & Development Authority#	4.32%	07/01/2029	1,000,000
640,000	New York Transportation Development Corp.	5.00%	08/01/2026	680,435
225,000	North Texas Tollway Authority	8.91%	02/01/2030	248,069
500,000	Public Finance Authority^	5.00%	09/01/2030	524,840
400,000	Utah Charter School Finance Authority	5.80%	06/15/2038	400,688
550,000	Washington State Housing Finance Commission^	4.00%	01/01/2024	549,170
255,000	Yamhill County Oregon Hospital Authority	3.50%	11/15/2020	252,950
Total Municipal Bonds (Cost $8,206,548)				8,298,879

Par Value/Shares
Preferred Stocks - 0.5%
2,400	AGNC Investment Corp., Series B, 7.75%			61,728
24,630	Digital Realty Trust, Inc., Series J, 5.25%			589,150
Total Preferred Stocks (Cost $662,567)				650,878

Closed-End Funds - 0.4%
17,204	BlackRock MuniYield Michigan Quality Fund			228,641
9,600	Nuveen Massachusetts Quality Municipal Income Fund			124,800
7,184	Nuveen Michigan Quality Municipal Income Fund			91,021
6,010	Nuveen Pennsylvania Quality Municipal Income Fund			75,245
4,902	PIMCO New York Municipal Income Fund II			52,697
Total Closed-End Funds (Cost $635,388)				572,404

Exchange Traded Funds - 2.0%
34,203	iShares iBoxx $ High Yield Corporate Bond ETF			2,929,145
Total Exchange Traded Funds (Cost $2,936,063)				2,929,145

Short-Term Investments - 3.4%
Money Market Funds - 3.2%
4,554,578	First American Treasury Obligations Fund - Class Z, 1.52%*			4,554,578
U.S. Treasury Bills - 0.2%
300,000	United States Treasury Bill~			299,770
Total Short-Term Investments (Cost $4,854,348)				4,854,348
Total Investments - 113.0% (Cost $162,381,621)				162,034,921
Liabilities in Excess of Other Assets - (13.0)%				(18,632,583)
NET ASSETS - 100.0%				$143,402,338

#Variable rate security. Rate disclosed is as of March 31, 2018.
ʭStep bond; the interest rate shown is the rate in effect as of March 31, 2018.
^Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2018, the value of these securities amounted to $74,555,688 or 52.0% of net assets.

†Interest Only Security
*Annualized seven-day yield as of March 31, 2018.
~ This security is segregated as collateral in connection with open TBA positions.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows+:

Cost of investments	$162,381,621
Gross unrealized appreciation	785,615
Gross unrealized depreciation	(1,132,315)
Net unrealized appreciation (depreciation)	$(346,700)

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Futures Contracts - Short
The Strategic Bond Fund had the following open short futures contracts as of March 31, 2018:

Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note Futures June 2018	(90)	06/29/18	$(10,290,517)	$(10,301,484)	$(10,967)
			$(10,290,517)	$(10,301,484)	$(10,967)

There is no variation margin due to or from the fund as of March 31, 2018.

Summary of Fair Value Disclosure at March 31, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3
Asset Backed Securities	$-	$65,772,539	$-
Corporate Bonds & Notes	$-	$45,115,942	$-
Mortgage Backed Securities	$-	$33,840,786	$-
Municipal Bonds	$-	$8,298,879	$-
Preferred Stocks	$650,878	$-	$-
Closed-End Funds	$572,404	$-	$-
Exchange Traded Funds	$2,929,145	$-	$-
Short-Term Investments	$4,554,578	$299,770	$-
Total Investments	$8,707,005	$153,327,916	$-
Futures Contracts - Short*	$(10,967)	$-	$-

* Unrealized Appreciation (Depreciation)

Brown Advisory Sustainable Bond Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 43.8%
440,000	Albemarle Corp.	4.15%	12/01/2024	452,190
715,000	Allison Transmission, Inc.^	4.75%	10/01/2027	675,675
745,000	American Tower Corp.	3.13%	01/15/2027	683,996
450,000	Analog Devices, Inc.	3.90%	12/15/2025	455,259
450,000	AvalonBay Communities, Inc.	3.63%	10/01/2020	456,077
795,000	Ball Corp.	4.88%	03/15/2026	799,055
800,000	Bank of America Corp.	1.95%	05/12/2018	799,638
580,000	Boston Properties L.P.	3.65%	02/01/2026	568,079
40,000	Children's Hospital Corp.	4.12%	01/01/2047	41,739
470,000	Clorox Co.	3.10%	10/01/2027	456,602
465,000	Core & Main L.P.^	6.13%	08/15/2025	455,700
475,000	Delphi Technologies PLC^	5.00%	10/01/2025	456,594
445,000	Digital Realty Trust L.P.	3.95%	07/01/2022	453,676
760,000	Ecolab, Inc.	4.35%	12/08/2021	794,839
265,000	Education Realty Operating Partnership L.P.	4.60%	12/01/2024	269,214
875,000	Equinix, Inc.	5.88%	01/15/2026	914,375
730,000	Hasbro, Inc.	3.50%	09/15/2027	685,118
455,000	JB Hunt Transport Services, Inc.	3.30%	08/15/2022	453,401
20,000	Kaiser Foundation Hospitals	3.15%	05/01/2027	19,381
655,000	Keysight Technologies, Inc.	4.55%	10/30/2024	679,292
585,000	Kroger Co.	3.70%	08/01/2027	566,321
290,000	Land O' Lakes, Inc.^	7.25%	07/14/2027	324,075
520,000	MidAmerican Energy Co.	3.10%	05/01/2027	505,781
840,000	Morgan Stanley	2.20%	12/07/2018	838,274
890,000	Northwell Healthcare, Inc.	4.26%	11/01/2047	880,199
475,000	Northwestern University	3.81%	12/01/2050	474,746
230,000	Novelis Corp.^	6.25%	08/15/2024	236,325
510,000	Regency Centers L.P.	3.75%	06/15/2024	506,264
245,000	Staples, Inc.^	8.50%	09/15/2025	227,238
610,000	Starbucks Corp.	2.45%	06/15/2026	569,642
470,000	Tenneco, Inc.	5.00%	07/15/2026	457,216
830,000	Toronto-Dominion Bank	1.85%	09/11/2020	808,049
900,000	Trustees of the University of Pennsylvania	4.01%	08/15/2047	901,574
565,000	Verisk Analytics, Inc.	4.00%	06/15/2025	569,471
535,000	Weyerhaeuser Co.	7.38%	10/01/2019	569,383
820,000	William Marsh Rice University	3.57%	05/15/2045	816,903
585,000	Xylem, Inc.	3.25%	11/01/2026	565,001
Total Corporate Bonds & Notes (Cost $20,656,980)				20,386,362

Municipal Bonds - 17.8%
300,000	Atlanta Development Authority	3.57%	12/01/2036	297,600
75,000	District of Columbia#	4.59%	08/01/2038	71,186
550,000	District of Columbia#	4.73%	08/01/2038	522,033
1,060,000	Grant County Washington Public Utility District No. 2	5.63%	01/01/2027	1,243,421
100,000	Honolulu, City & County of Hawaii	3.00%	09/01/2027	95,866
30,000	Los Angeles California Community College District	6.60%	08/01/2042	42,987
430,000	Los Angeles California Wastewater System Revenue	3.49%	06/01/2029	430,581
45,000	Maryland Community Development Administration	3.24%	09/01/2048	44,714
110,000	Massachusetts, Commonwealth of	3.28%	06/01/2046	103,873
365,000	Miami-Dade County Florida Aviation	3.98%	10/01/2041	366,880
675,000	Miami-Dade County Florida Educational Facilities Authority	4.47%	04/01/2051	684,045
340,000	New York State Dormitory Authority	4.00%	07/01/2039	344,699
780,000	New York State Environmental Facilities Corp.	2.77%	07/15/2031	726,397
100,000	Ohio Air Quality Development Authority^	3.75%	01/15/2028	100,158
475,000	Oregon State University	3.75%	04/01/2049	452,205
250,000	Pennsylvania Economic Development	3.20%	11/15/2027	242,708
1,100,000	Permanent University Fund - Texas A&M University System	3.66%	07/01/2047	1,072,433
20,000	San Diego California Redevelopment Agency Successor Agency	4.00%	09/01/2040	20,195
500,000	San Francisco, City & County of California Community Facilities District No. 2014-1	3.75%	09/01/2037	495,135
60,000	San Francisco, City & County of California Public Utilities Commission Water Revenue	3.55%	11/01/2031	58,852

480,000	Southern California Public Power Authority	4.31%	07/01/2029	508,277
355,000	University of California	2.99%	05/15/2026	348,653
25,000	University of North Texas	3.69%	04/15/2030	25,273
Total Municipal Bonds (Cost $8,310,508)				8,298,171

Mortgage Backed Securities - 12.2%
645,000	FHMS, Series K-W04 (1 Month LIBOR USD + 0.24%)	2.24%	09/25/2028	645,000
598,495	FHMS, Series K-W03#~	0.85%	06/25/2027	35,105
300,000	FHMS, Series K-W03	3.02%	06/25/2027	296,083
320,929	FNMA, Pool# AS3724	3.50%	11/01/2044	322,827
315,127	FNMA, Pool# AS5917	3.50%	10/01/2045	316,390
475,927	FNMA, Pool# AS6127	3.50%	11/01/2045	477,611
312,306	FNMA, Pool# AS8808	3.50%	02/01/2047	313,415
333,629	FNMA, Pool# AS2826	4.00%	07/01/2044	343,613
300,000	FNMA REMIC Trust, Series 2017-M10 AV2#	2.56%	07/25/2024	292,517
80,000	FNMA REMIC Trust, Series 2017-M2 A2#	2.78%	02/25/2027	77,691
831,000	FNMA REMIC Trust, Series 2017-M13 A2#	2.94%	09/25/2027	812,455
865,000	FNMA REMIC Trust, Series 2017-M15#	2.96%	09/25/2027	854,937
499,186	FNMA REMIC Trust, Series 2018-M2 A1#	2.80%	01/25/2028	492,612
200,000	MSC, Series 2017-CLS A (1 Month LIBOR USD + 0.70%)^	2.48%	11/15/2034	200,451
100,000	MSC, Series 2017-CLS C (1 Month LIBOR USD + 1.00%)^	2.78%	11/15/2034	100,255
100,000	MSC, Series 2017-CLS D (1 Month LIBOR USD + 1.40%)^	3.18%	11/15/2034	100,288
Total Mortgage Backed Securities (Cost $5,746,200)				5,681,250

Foreign Government Bonds - 11.1%
1,030,000	Bank Nederlandse Gemeenten NV^	2.13%	12/14/2020	1,016,137
765,000	European Bank for Reconstruction & Development	0.88%	07/22/2019	750,900
705,000	European Investment Bank	2.38%	05/24/2027	674,055
920,000	Export Development Canada	1.25%	12/10/2018	914,785
940,000	International Finance Corp.	2.00%	10/24/2022	911,399
940,000	Kreditanstalt fuer Wiederaufbau	2.00%	09/29/2022	911,336
Total Foreign Government Bonds (Cost $5,241,219)				5,178,612

U.S. Treasury Securities - 7.4%
1,820,000	United States Treasury Note	1.00%	05/31/2018	1,817,923
580,000	United States Treasury Bond	4.38%	02/15/2038	713,842
1,015,000	United States Treasury Bond	2.50%	05/15/2046	923,056
Total U.S. Treasury Securities (Cost $3,414,319)				3,454,821

Asset Backed Securities - 1.5%
688,841	Tesla Auto Lease Trust, Series 2018-A^	2.32%	12/20/2019	687,577
Total Asset Backed Securities (Cost $688,825)				687,577

Shares
Short-Term Investments - 9.4%
Money Market Funds - 9.4%
4,389,227	First American Treasury Obligations Fund - Class Z, 1.52%*			4,389,227
Total Short-Term Investments (Cost $4,389,227)				4,389,227
Total Investments - 103.2% (Cost $48,447,278)				48,076,020
Liabilities in Excess of Other Assets - (3.2)%				(1,482,081)
NET ASSETS - 100.0%				$46,593,939

# Variable rate security. Rate disclosed is as of March 31, 2018.
* Annualized seven-day yield as of March 31, 2018.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2018, the value of these securities amounted to $4,580,473 or 9.8% of net assets.

~ Interest Only Security

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows+:

Cost of investments	$48,447,278
Gross unrealized appreciation	149,062
Gross unrealized depreciation	(520,320)
Net unrealized appreciation (depreciation)	$(371,258)

+ Tax adjustments are calculated annually as of the Fund's fiscal year end. The first tax adjustments for the Fund will be calculated as of June 30, 2018.
The above amounts do not reflect any tax adjustments.

Futures Contracts - Long
The Sustainable Bond Fund had the following open long futures contracts as of March 31, 2018:

Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond Futures June 2018	7	06/20/2018	$991,846	$1,026,375	$34,529
U.S. Treasury Ultra Bond Futures June 2018	6	06/20/2018	927,053	962,813	35,760
			$1,918,899	$1,989,188	$70,289
Futures Contracts - Short
The Sustainable Bond Fund had the following open short futures contracts as of March 31, 2018:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Futures June 2018	(35)	06/20/2018	$(4,464,528)	$(4,545,078)	$(80,550)
			$(4,464,528)	$(4,545,078)	$(80,550)

There is no variation margin due to or from the fund as of March 31, 2018.

Summary of Fair Value Disclosure at March 31, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3
Corporate Bonds & Notes	$-	$20,386,362	$-
Municipal Bonds	$-	$8,298,171	$-
Mortgage Backed Securities	$-	$5,681,250	$-
Foreign Government Bonds	$-	$5,178,612	$-
U.S. Treasury Securities	$-	$3,454,821	$-
Asset Backed Securities	$-	$687,577	$-
Short-Term Investments	$4,389,227	$-	$-
Total Investments	$4,389,227	$43,686,793	$-
Futures Contracts - Long*	$70,289	$-	$-
Futures Contracts - Short*	$(80,550)	$-	$-

* Unrealized Appreciation (Depreciation)

Brown Advisory Maryland Bond Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 97.0%
General Obligation Bonds - 30.4%
2,225,000	Anne Arundel County Maryland	5.00%	04/01/2022	2,484,568
1,265,000	Anne Arundel County Maryland	5.00%	10/01/2026	1,490,322
3,000,000	Baltimore County Maryland	4.50%	09/01/2020	3,196,830
1,115,000	Baltimore County Maryland	5.00%	03/01/2026	1,328,924
1,625,000	Baltimore, Maryland	4.00%	10/15/2018	1,646,580
1,305,000	Baltimore, Maryland	5.00%	10/15/2018	1,329,234
695,000	Baltimore, Maryland	5.00%	10/15/2019	730,431
1,360,000	Cecil County Maryland	4.00%	12/01/2021	1,460,517
1,390,000	Charles County Maryland	5.00%	11/01/2019	1,463,100
1,970,000	Charles County Maryland	5.00%	11/01/2021	2,183,115
1,145,000	Easton, Town of Maryland	4.00%	02/01/2020	1,192,804
1,145,000	Easton, Town of Maryland	4.00%	02/01/2021	1,214,124
1,120,000	Maryland National Capital Park & Planning Commission	5.00%	01/15/2019	1,150,386
1,085,000	Maryland National Capital Park & Planning Commission	5.00%	01/15/2020	1,148,592
1,000,000	Maryland State	5.00%	11/01/2019	1,052,110
1,255,000	Maryland State	5.00%	06/01/2023	1,432,758
3,145,000	Maryland State	5.00%	08/01/2023	3,602,377
1,945,000	Maryland State	5.00%	08/01/2023	2,189,136
2,400,000	Maryland State	5.00%	08/01/2024	2,794,872
1,145,000	Montgomery County Maryland	5.00%	12/01/2018	1,171,083
5,000,000	Montgomery County Maryland	5.00%	11/01/2023	5,753,700
1,000,000	Prince George's County Maryland	5.00%	09/15/2019	1,048,680
3,320,000	Prince George's County Maryland	5.00%	09/15/2026	3,672,617
1,380,000	Talbot County Maryland	5.00%	12/15/2018	1,413,382
1,270,000	Talbot County Maryland	5.00%	12/15/2019	1,341,222
1,940,000	Wicomico County Maryland	4.00%	11/01/2019	2,011,314
1,985,000	Wicomico County Maryland	4.00%	11/01/2020	2,094,493
2,040,000	Wicomico County Maryland	4.00%	11/01/2021	2,188,206
2,225,000	Worcester County Maryland	5.00%	03/01/2023	2,517,899
				56,303,376
Revenue Bonds - 66.6%
3,480,000	Austin, Texas	7.88%	09/01/2026	3,785,440
1,000,000	Baltimore, Maryland	5.00%	07/01/2028	1,176,330
1,320,000	Baltimore, Maryland	5.00%	07/01/2028	1,561,784
520,000	Baltimore, Maryland	5.00%	06/15/2030	577,174
1,250,000	Baltimore, Maryland	5.00%	09/01/2031	1,433,337
1,000,000	Baltimore, Maryland	5.00%	07/01/2032	1,131,820
670,000	Baltimore, Maryland	5.00%	06/15/2033	736,116
1,150,000	Baltimore, Maryland	5.00%	09/01/2033	1,311,011
1,000,000	Denver County Colorado	5.00%	10/01/2032	1,082,700
1,550,000	Franklin County Ohio	5.00%	11/15/2034	1,666,297
1,900,000	Frederick County Maryland^	5.00%	09/01/2032	2,060,132
1,110,000	Frederick County Maryland^	5.00%	09/01/2037	1,186,424
2,320,000	Frederick County Maryland, Series B	5.50%	07/01/2040	2,441,777
1,000,000	Harris County Cultural Education Facilities Finance Corp.	5.00%	01/01/2037	1,032,100
2,000,000	Lancaster County Pennsylvania Hospital Authority	5.00%	07/01/2035	2,145,400
1,000,000	Maryland Community Development Administration	3.25%	03/01/2036	1,009,030
1,025,000	Maryland Economic Development Corp.#	2.55%	12/01/2025	1,027,768
700,000	Maryland Economic Development Corp.	5.00%	06/01/2027	750,519
400,000	Maryland Economic Development Corp.	5.00%	07/01/2027	438,496
850,000	Maryland Economic Development Corp.	5.00%	07/01/2031	936,063
2,300,000	Maryland Economic Development Corp.	5.75%	06/01/2035	2,495,753
4,500,000	Maryland Economic Development Corp.	4.50%	07/01/2044	4,607,640
1,000,000	Maryland State Department of Transportation	5.00%	12/15/2020	1,085,600
1,055,000	Maryland State Department of Transportation	4.00%	05/15/2022	1,138,830
260,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2018	262,114
1,015,000	Maryland State Health & Higher Educational Facilities	4.00%	07/01/2019	1,043,349
515,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2023	564,136
485,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2023	529,353

500,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2023	567,235
465,000	Maryland State Health & Higher Educational Facilities	5.50%	07/01/2024	469,436
500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2024	544,130
1,000,000	Maryland State Health & Higher Educational Facilities	6.00%	07/01/2025	1,102,790
900,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,005,426
1,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,710,735
1,250,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,427,263
1,060,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,172,349
420,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2026	485,554
2,500,000	Maryland State Health & Higher Educational Facilities	5.25%	07/01/2026	2,822,575
1,605,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2028	1,810,841
3,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2029	4,042,990
100,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2030	105,498
1,130,000	Maryland State Health & Higher Educational Facilities	6.25%	07/01/2031	1,247,091
300,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2031	315,954
1,070,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2032	1,188,417
250,000	Maryland State Health & Higher Educational Facilities	5.00%	06/01/2033	280,208
1,250,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2033	1,397,475
235,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2034	244,503
15,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2034	15,430
200,000	Maryland State Health & Higher Educational Facilities	4.50%	07/01/2035	200,166
430,000	Maryland State Health & Higher Educational Facilities	5.00%	06/01/2036	480,873
3,400,000	Maryland State Health & Higher Educational Facilities	5.00%	05/15/2040	3,634,430
1,200,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2044	1,336,044
4,255,000	Maryland State Transportation Authority	5.00%	03/01/2022	4,677,266
1,000,000	Maryland State Transportation Authority	5.00%	06/01/2022	1,103,180
4,420,000	Maryland State Transportation Authority	5.00%	07/01/2028	5,310,674
9,000,000	Maryland State Transportation Authority	5.00%	07/01/2036	9,073,170
2,525,000	Maryland Water Quality Financing Administration	5.00%	03/01/2020	2,681,474
5,000,000	Massachusetts Port Authority#	3.44%	01/01/2031	4,962,850
1,185,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.75%	07/01/2051	1,307,446
4,000,000	New York State Energy Research & Development Authority#	4.32%	07/01/2029	4,000,000
4,000,000	New York Transportation Development Corp.	5.00%	08/01/2026	4,252,720
2,000,000	Newport News Virginia Economic Development Authority	5.00%	12/01/2031	2,137,560
2,000,000	North Carolina Medical Care Commission	5.00%	10/01/2031	2,177,980
1,005,000	Prince William County Virginia Industrial Development Authority	5.00%	01/01/2023	1,111,017
400,000	St Mary's College of Maryland	4.00%	09/01/2018	403,156
4,000,000	University System of Maryland	5.00%	04/01/2018	4,000,000
1,000,000	University System of Maryland	5.00%	04/01/2018	1,000,000
4,335,000	University System of Maryland	5.00%	04/01/2022	4,842,498
3,280,000	Washington State Housing Finance Commission^	4.00%	01/01/2026	3,403,787
				123,268,684
Total Municipal Bonds (Cost $180,290,485)				179,572,060

Shares
Short-Term Investments - 2.0%
Money Market Funds - 2.0%
3,659,715	First American Treasury Obligations Fund - Class Z, 1.52%*			3,659,715
Total Short-Term Investments (Cost $3,659,715)				3,659,715
Total Investments - 99.0% (Cost $183,950,200)				183,231,775
Other Assets in Excess of Liabilities - .0%				1,809,165
NET ASSETS - 00.0%				$185,040,940

#Variable rate security. Rate disclosed is as of March 31, 2018.
*Annualized seven-day yield as of March 31, 2018.
^ Security exempt from registration under Rule 44A of the Securities Act of 933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2018, the value of these securities amounted to $6,650,343 or 3.6% of net assets.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows+:

Cost of investments	$183,950,200
Gross unrealized appreciation	1,740,889
Gross unrealized depreciation	(2,459,314)
Net unrealized appreciation (depreciation)	$(718,425)

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at March 31, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3
Municipal Bonds	$-	$179,572,060	$-
Short-Term Investments	$3,659,715	$-	$-
Total Investments	$3,659,715	$179,572,060	$-

Brown Advisory Tax Exempt Bond Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 97.9%
General Obligation Bonds - 12.2%
600,000	Bellwood, Village of Illinois	3.00%	12/01/2018	604,428
1,320,000	Connecticut, State of	5.00%	10/15/2022	1,452,858
1,025,000	District of Columbia	5.00%	06/01/2029	1,187,657
6,000,000	District of Columbia	4.00%	06/01/2034	6,383,220
305,000	Grundy & Will Counties Illinois Community Unit School District	5.88%	08/01/2028	309,093
1,020,000	Honolulu, City & County of Hawaii	5.00%	10/01/2029	1,183,465
2,500,000	Illinois, State of	5.00%	04/01/2022	2,503,775
9,525,000	Massachusetts Commonwealth of#	2.61%	12/01/2030	9,525,000
5,000,000	Massachusetts Commonwealth of#	2.61%	12/01/2030	5,000,000
3,650,000	Massachusetts Commonwealth of (3 Month LIBOR USD + 0.57%)	1.76%	05/01/2037	3,518,016
2,130,000	Pennsylvania, Commonwealth of	5.00%	01/15/2028	2,449,607
2,205,000	Pennsylvania, Commonwealth of	5.00%	02/01/2028	2,517,162
1,365,000	Rosemont, Village of Illinois	5.00%	12/01/2025	1,529,728
6,000,000	Texas, State of	5.00%	08/01/2031	6,013,140
				44,177,149
Revenue Bonds - 85.7%
550,000	AltaPointe Health Systems, Inc.	3.00%	05/01/2019	552,491
565,000	AltaPointe Health Systems, Inc.	3.00%	05/01/2020	567,147
1,285,000	Arizona Sports & Tourism Authority	5.00%	07/01/2028	1,379,229
1,125,000	Arlington Texas Higher Education Finance Corp.	5.00%	02/15/2025	1,299,116
1,500,000	Arlington, Texas	5.00%	02/15/2037	1,720,005
4,500,000	Austin, Texas	7.88%	09/01/2026	4,894,965
2,970,000	Central Texas Turnpike System	5.00%	08/15/2027	3,322,777
2,615,000	Chattanooga Tennessee Health Educational & Housing Facility Board	5.25%	01/01/2040	2,813,295
3,000,000	Chicago Illinois Midway International Airport	5.00%	01/01/2028	3,356,280
1,000,000	Chicago O'Hare International Airport	5.00%	01/01/2029	1,094,040
300,000	Colorado Health Facilities Authority, Series C	5.00%	12/01/2020	322,959
1,000,000	Colorado Health Facilities Authority	5.00%	06/01/2027	1,117,050
1,300,000	Colorado Health Facilities Authority, Series A	5.00%	12/01/2027	1,421,732
1,300,000	Colorado Health Facilities Authority	5.25%	02/01/2031	1,374,698
1,500,000	Colorado Health Facilities Authority	5.00%	12/01/2035	1,642,350
5,000,000	Commonwealth Financing Authority	5.00%	06/01/2025	5,619,350
2,855,000	Connecticut Special Tax Revenue	5.00%	01/01/2024	3,148,151
2,000,000	Connecticut Special Tax Revenue	5.00%	01/01/2028	2,172,800
1,000,000	Connecticut Special Tax Revenue	5.00%	10/01/2029	1,094,250
2,095,000	Connecticut Special Tax Revenue	5.00%	08/01/2031	2,332,259
4,390,000	Cumberland County Pennsylvania Municipal Authority	4.00%	01/01/2033	4,428,588
1,100,000	Denver Colorado Convention Center Hotel Authority	5.00%	12/01/2028	1,265,759
3,000,000	Denver, City & County of Colorado	5.00%	10/01/2032	3,248,100
9,000,000	Detroit Michigan Sewage Disposal System (3 Month LIBOR USD + 0.60%)	1.74%	07/01/2032	8,368,380
5,075,000	District of Columbia #	4.59%	08/01/2038	4,816,936
2,425,000	District of Columbia #	4.73%	08/01/2038	2,301,689
1,700,000	Educational Enhancement Funding Corp. South Dakota	5.00%	06/01/2023	1,901,042
1,000,000	Fairfax County Virginia Economic Development Authority	5.00%	10/01/2029	1,192,420
500,000	Florida Municipal Power Agency	5.25%	10/01/2023	509,175
1,000,000	Hamilton County Ohio Convention Facilities Authority	5.00%	12/01/2033	1,097,920
1,000,000	Harris County Texas Cultural Education Facilities Finance Corp.	5.00%	12/01/2035	1,098,680
1,000,000	Harris County-Houston Texas Sports Authority	5.00%	11/15/2028	1,123,650
10,000,000	Harris, County of Texas (3 Month LIBOR USD + 0.67%)	1.90%	08/15/2035	9,281,600
4,925,000	Hawaii Department of Budget & Finance	6.50%	07/01/2039	5,190,211
200,000	Henrico County Virginia Economic Development Authority#	2.91%	08/23/2027	187,342
5,000,000	Houston Texas Airport System	5.00%	07/01/2026	5,008,250
6,070,000	Imperial California Irrigation District Electric System Revenue	4.00%	11/01/2037	6,350,313
1,000,000	Indiana Finance Authority	5.00%	09/15/2025	1,101,080
1,750,000	Indiana Finance Authority, Series A	5.00%	09/15/2028	1,910,912
1,250,000	Kentucky Economic Development Finance Authority	5.00%	05/01/2024	1,282,462
3,000,000	Lancaster County Pennsylvania Hospital Authority	5.00%	07/01/2035	3,218,100
2,280,000	Las Vegas Nevada Redevelopment Agency	5.00%	06/15/2028	2,637,914
1,000,000	Long Island Power Authority	5.00%	09/01/2030	1,168,260
2,000,000	Louisiana Public Facilities Authority	3.50%	06/01/2030	2,021,440
1,000,000	Louisiana Public Facilities Authority	5.00%	06/01/2036	1,104,910
985,000	Lower Colorado River Texas Authority	5.50%	05/15/2036	1,025,198

5,030,000	Maryland Health & Higher Educational Facilities Authority	5.50%	01/01/2036	5,769,661
150,000	Massachusetts Health & Educational Facilities Authority	5.00%	10/01/2024	150,382
1,160,000	Massachusetts Health & Educational Facilities Authority	6.25%	11/15/2032	1,216,782
1,015,000	Massachusetts Health & Educational Facilities Authority	5.50%	06/01/2034	1,021,526
7,000,000	Massachusetts Port Authority#	3.44%	01/01/2031	6,947,990
10,000,000	Metropolitan Washington DC Airports Authority	5.25%	10/01/2025	10,508,000
1,895,000	Miami Beach Florida Health Facilities	5.00%	11/15/2029	2,034,358
6,135,000	Miami-Dade County Florida Water & Sewer System Revenue	4.00%	10/01/2035	6,544,450
1,375,000	Missouri Health & Educational Facilities Authority#	2.74%	06/01/2031	1,353,646
1,000,000	Mobile Alabama Industrial Development Board#	1.63%	07/15/2034	998,250
1,500,000	Montgomery County Pennsylvania Industrial Development Authority#	2.55%	06/01/2029	1,504,050
3,565,000	Montgomery, County of Ohio	5.00%	05/01/2039	3,643,394
1,600,000	Mountain House California Public Financing Authority	5.00%	12/01/2027	1,603,888
2,565,000	Mountain House California Public Financing Authority	5.00%	12/01/2032	2,570,438
1,045,000	New Hampshire State Turnpike System	5.00%	04/01/2021	1,108,317
1,000,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.00%	04/01/2029	1,094,620
1,080,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.00%	07/01/2031	1,164,586
1,750,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.25%	07/01/2036	1,893,290
2,400,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.00%	08/01/2039	2,452,992
1,250,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.50%	07/01/2046	1,362,163
1,000,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.75%	07/01/2051	1,103,330
3,955,000	New Jersey Educational Facilities Authority	5.00%	07/01/2023	4,456,652
4,510,000	New York City Industrial Development Agency#	2.84%	10/01/2029	4,400,407
2,375,000	New York City Industrial Development Agency	5.00%	01/01/2039	2,380,534
3,000,000	New York City Industrial Development Agency	5.00%	01/01/2046	3,006,000
1,000,000	New York City Transitional Finance Authority	5.00%	08/01/2033	1,142,660
10,000,000	New York State Energy Research & Development Authority#	4.32%	12/01/2023	10,000,000
430,000	New York State Energy Research & Development Authority#	4.69%	12/01/2025	430,000
700,000	New York State Energy Research & Development Authority#	4.69%	12/01/2025	700,000
150,000	New York State Energy Research & Development Authority#	4.18%	12/01/2026	150,000
9,000,000	New York State Energy Research & Development Authority#	4.32%	07/01/2029	9,000,000
5,950,000	New York State Energy Research & Development Authority#	2.22%	05/01/2034	5,730,207
2,250,000	New York State Energy Research & Development Authority#	2.17%	05/01/2034	2,166,885
550,000	New York State Energy Research & Development Authority#	2.19%	10/01/2036	529,920
500,000	New York State Energy Research & Development Authority#	2.45%	10/01/2036	481,745
3,375,000	Newport News Virginia Economic Development Authority	5.00%	12/01/2031	3,607,133
1,760,000	Niagara County New York Tobacco Asset Securitization Corp.	5.00%	05/15/2024	2,007,016
2,000,000	North Carolina Medical Care Commission	5.00%	10/01/2031	2,177,980
1,000,000	North Texas Tollway Authority	5.00%	01/01/2026	1,120,670
1,000,000	North Texas Tollway Authority	5.00%	01/01/2030	1,149,920
1,000,000	North Texas Tollway Authority	5.00%	01/01/2038	1,091,020
5,950,000	Ohio Air Quality Development Authority^	3.75%	01/15/2028	5,959,401
8,500,000	Orange County Florida Health Facilities Authority	5.00%	01/01/2039	8,700,005
3,790,000	Oregon State Facilities Authority	5.00%	10/01/2031	4,275,878
1,250,000	Palm Beach County Florida Health Facilities Authority	5.00%	12/01/2031	1,367,488
1,000,000	Park Creek Metropolitan District	5.00%	12/01/2022	1,112,580
1,000,000	Park Creek Metropolitan District	5.00%	12/01/2034	1,122,840
1,535,000	Pennsylvania Economic Development Financing Authority	5.00%	11/01/2027	1,666,734
1,000,000	Pennsylvania Turnpike Commission	5.00%	12/01/2034	1,134,300
5,000,000	Pinellas County Florida Health Facilities Authority#	2.61%	11/15/2023	5,000,000
1,000,000	Port of Seattle Washington	5.00%	02/01/2030	1,156,690
1,110,000	Prince William County Virginia Industrial Development Authority	5.00%	01/01/2025	1,238,127
1,420,000	Prince William County Virginia Industrial Development Authority	5.00%	01/01/2031	1,549,603
1,500,000	Public Finance Authority	2.63%	11/01/2025	1,483,185
1,500,000	Public Finance Authority^	5.00%	09/01/2030	1,574,520
2,500,000	San Diego California Tobacco Settlement Revenue Funding Corp.	4.00%	06/01/2032	2,531,250
1,000,000	School Board of Miami-Dade County	5.00%	08/01/2023	1,011,340
1,400,000	Springfield, City of Illinois Electric Revenue	5.00%	03/01/2026	1,584,758
1,000,000	St. Louis County Missouri Industrial Development Authority	5.00%	11/15/2041	1,001,200
695,000	Tarrant County Texas Cultural Education Facilities Finance Corp.	2.50%	12/01/2018	695,195
1,125,000	Tarrant County Texas Cultural Education Facilities Finance Corp.	5.00%	11/15/2021	1,244,239
1,185,000	Tarrant County Texas Cultural Education Facilities Finance Corp.	5.00%	11/15/2022	1,333,196
1,115,000	Tobacco Settlement Authority	5.25%	06/01/2032	1,203,364
1,255,000	Troy Capital Resource Corp.	5.00%	09/01/2030	1,323,724
2,790,000	TSASC, Inc.	5.00%	06/01/2022	3,082,532
1,000,000	Tulare California Public Financing Authority	5.38%	04/01/2035	1,000,000
2,405,000	University of Connecticut	5.00%	03/15/2029	2,713,898
5,000,000	University of Houston Texas	5.00%	02/15/2027	5,844,700
2,600,000	University of Houston Texas	5.00%	02/15/2028	3,027,206
4,000,000	Virginia Small Business Financing Authority	5.00%	07/01/2034	4,294,400

1,000,000	Washington State Housing Finance Commission^	4.00%	01/01/2026	1,037,740
2,655,000	Washington State Housing Finance Commission^	5.00%	01/01/2031	2,875,737
1,505,000	Washoe, County of Nevada	5.00%	02/01/2043	1,540,217
970,000	Wayne County Michigan Airport Authority	5.75%	12/01/2024	995,627
1,610,000	Wisconsin Health & Educational Facilities Authority	5.00%	05/01/2027	1,747,575
1,730,000	Wisconsin Health & Educational Facilities Authority	5.00%	08/15/2028	1,912,013
650,000	Wisconsin Health & Educational Facilities Authority	5.00%	09/15/2037	679,751
1,010,000	Yamhill County Oregon Hospital Authority	4.00%	11/15/2026	1,044,997
480,000	Yamhill County Oregon Hospital Authority	5.00%	11/15/2031	523,838
460,000	Yamhill County Oregon Hospital Authority	5.00%	11/15/2036	496,368
1,085,000	Yamhill County Oregon Hospital Authority	5.00%	11/15/2046	1,160,505
				309,106,858
Total Municipal Bonds (Cost $354,863,081)				353,284,007

Shares
Short-Term Investments - 1.0%
Money Market Funds - 1.0%
3,477,245	First American Treasury Obligations Fund - Class Z, 1.52%*			3,477,245
Total Short-Term Investments (Cost $3,477,245)				3,477,245
Total Investments - 98.9% (Cost $358,340,326)				356,761,252
Other Assets in Excess of Liabilities - 1.1%				3,921,434
NET ASSETS - 100.0%				$360,682,686

# Variable rate security. Rate disclosed is as of March 31, 2018.
* Annualized seven-day yield as of March 31, 2018.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2018, the value of these securities amounted to $11,447,398 or 3.2% of net assets.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows+:

Cost of investments
Gross unrealized appreciation	$358,340,326
Gross unrealized depreciation	2,117,544
Net unrealized appreciation (depreciation)	(3,696,618)
$(1,579,074)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal  year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3
Municipal Bonds	$-	$353,284,007	$-
Short-Term Investments	$3,477,245	$-	$-
Total Investments	$3,477,245	$353,284,007	$-

Brown Advisory Mortgage Securities Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 98.2%
1,900,000	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY A (1 Month LIBOR USD + 1.05%)^	2.83%	09/15/2026	1,901,276
1,400,000	BANK, Series 2017-BNK4 AS	3.78%	05/17/2050	1,414,966
395,040	Bayview Opportunity Master Fund IIIb Trust, Series 2017-CRT2 M (1 Month LIBOR USD + 2.00%)^	3.65%	11/29/2027	396,053
1,387,376	Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1 M (1 Month LIBOR USD + 2.15%)^	3.80%	10/25/2028	1,393,552
1,200,000	BBCMS 2018-TALL Mortgage Trust, Series 2018-TALL (1 Month LIBOR USD + 1.12%)^	2.90%	03/16/2037	1,199,286
17,777	FHLMC PC, Pool# E0-1446	4.50%	09/01/2018	17,888
14,629	FHLMC PC, Pool# E9-9067	4.50%	09/01/2018	14,721
15,001	FHLMC PC, Pool# E9-9078	4.50%	09/01/2018	15,095
8,967	FHLMC PC, Pool# E9-9081	4.50%	09/01/2018	9,024
57,714	FHLMC PC, Pool# B1-0554	4.50%	11/01/2018	58,076
42,248	FHLMC PC, Pool# B1-2124	4.50%	02/01/2019	42,513
41,307	FHLMC PC, Pool# B1-2048	4.50%	02/01/2019	41,566
16,505	FHLMC PC, Pool# B1-2315	5.00%	02/01/2019	16,631
41,216	FHLMC PC, Pool# B1-2954	4.50%	03/01/2019	41,474
17,915	FHLMC PC, Pool# B1-5004	5.00%	06/01/2019	18,021
18,415	FHLMC PC, Pool# B1-7160	5.00%	11/01/2019	18,524
113,148	FHLMC PC, Pool# J1-1925	4.00%	04/01/2020	116,444
16,594	FHLMC PC, Pool# G1-3598	5.00%	04/01/2020	16,849
17,670	FHLMC PC, Pool# B1-9221	5.00%	04/01/2020	17,994
92,265	FHLMC PC, Pool# J1-2792	4.00%	08/01/2020	94,953
41,350	FHLMC PC, Pool# M3-0034	4.00%	12/01/2020	41,661
17,598	FHLMC PC, Pool# J1-4794	4.00%	03/01/2021	18,111
22,663	FHLMC PC, Pool# G1-8105	5.00%	03/01/2021	23,146
53,848	FHLMC PC, Pool# G1-1980	5.00%	04/01/2021	55,323
23,938	FHLMC PC, Pool# C9-0438	6.50%	04/01/2021	25,530
228,236	FHLMC PC, Pool# G1-2335	5.00%	05/01/2021	234,551
6,659	FHLMC PC, Pool# G1-3055	5.00%	05/01/2021	6,710
27,647	FHLMC PC, Pool# D9-4634	6.50%	05/01/2021	28,633
71,216	FHLMC PC, Pool# G1-2205	4.50%	06/01/2021	71,802
58,722	FHLMC PC, Pool# C9-0449	6.50%	06/01/2021	62,297
34,341	FHLMC PC, Pool# C9-0457	6.50%	07/01/2021	36,166
20,721	FHLMC PC, Pool# C9-0473	6.50%	08/01/2021	23,344
22,071	FHLMC PC, Pool# C9-0482	6.50%	09/01/2021	23,544
112,851	FHLMC PC, Pool# G1-2364	6.50%	09/01/2021	117,865
69,994	FHLMC PC, Pool# G1-2419	5.00%	10/01/2021	72,117
46,893	FHLMC PC, Pool# G1-2521	5.00%	12/01/2021	47,980
57,626	FHLMC PC, Pool# G8-0074	7.75%	12/17/2021	58,970
126,593	FHLMC PC, Pool# G1-2729	6.50%	01/01/2022	130,631
105,476	FHLMC PC, Pool# G1-3627	6.00%	08/01/2022	108,496
209,408	FHLMC PC, Pool# G1-2959	6.50%	10/01/2022	221,084
480,704	FHLMC PC, Pool# G1-3344	6.00%	03/01/2023	499,471
125,439	FHLMC PC, Pool# Z6-0016	5.50%	04/01/2023	136,079
68,520	FHLMC PC, Pool# G1-3299	6.00%	07/01/2023	71,646
4,168,778	FHLMC PC, Pool# G1-6375	6.00%	01/01/2024	4,376,931
1,239,494	FHLMC PC, Pool# G1-3787	6.00%	01/01/2024	1,288,164
38,140	FHLMC PC, Pool# J2-7466	4.00%	02/01/2024	39,330
141,584	FHLMC PC, Pool# J1-1371	4.50%	12/01/2024	147,267
27,641	FHLMC PC, Pool# G1-3900	5.00%	12/01/2024	28,140
4,351,080	FHLMC PC, Pool# G1-6444	5.50%	12/01/2024	4,528,409
180,210	FHLMC PC, Pool# G1-3804	5.00%	03/01/2025	188,304
137,401	FHLMC PC, Pool# J1-2430	4.00%	07/01/2025	141,737
118,635	FHLMC PC, Pool# G1-3868	4.50%	07/01/2025	122,873
480,064	FHLMC PC, Pool# G1-4276	4.00%	05/01/2026	496,072
2,357,226	FHLMC PC, Pool# G1-6443	5.00%	06/01/2026	2,468,314
42,957	FHLMC PC, Pool# G1-4375	4.00%	07/01/2026	44,307
136,371	FHLMC PC, Pool# G1-4220	4.50%	07/01/2026	141,848
1,996,250	FHLMC PC, Pool# G1-6442	4.50%	09/01/2026	2,076,876
115,527	FHLMC PC, Pool# G1-5671	4.50%	12/01/2026	120,183
27,012	FHLMC PC, Pool# G8-0294	6.20%	10/20/2027	28,452
2,012,039	FHLMC PC, Pool# J2-1206	2.50%	11/01/2027	1,985,719
58,919	FHLMC PC, Pool# N3-0530	5.50%	01/01/2029	59,704
1,116,281	FHLMC PC, Pool# J3-2596	3.50%	08/01/2030	1,140,589
1,022,932	FHLMC PC, Pool# J3-2643	3.50%	09/01/2030	1,045,193
74,337	FHLMC PC, Pool# N5-0056	6.50%	02/01/2031	76,898
362,508	FHLMC PC, Pool# C9-1366	4.50%	04/01/2031	381,106
18,769	FHLMC PC, Pool# G8-0285	9.00%	04/17/2031	20,718
69,004	FHLMC PC, Pool# C6-6421	6.50%	02/01/2032	77,732

37,827	FHLMC PC, Pool# P0-0023	6.50%	11/01/2032	40,441
273,490	FHLMC PC, Pool# N7-0078	5.50%	01/01/2033	287,005
139,810	FHLMC PC, Pool# 1B-0889 (12 Month LIBOR USD + 1.59%)	3.40%	05/01/2033	146,812
433,313	FHLMC PC, Pool# G3-0932	4.50%	03/01/2034	455,501
81,124	FHLMC PC, Pool# 1J-0204 (12 Month LIBOR USD + 1.75%)	3.54%	05/01/2035	85,388
255,651	FHLMC PC, Pool# N7-0071	6.00%	06/01/2035	272,243
111,111	FHLMC PC, Pool# A4-6629	5.00%	08/01/2035	120,252
1,548,002	FHLMC PC, Pool# K9-3365	3.50%	11/01/2035	1,577,733
1,049,694	FHLMC PC, Pool# K9-3349	4.00%	11/01/2035	1,090,696
175,312	FHLMC PC, Pool# A3-9555	5.50%	11/01/2035	194,721
50,169	FHLMC PC, Pool# 1L-1263 (1 Year CMT Rate + 2.25%)	3.23%	03/01/2036	53,073
58,738	FHLMC PC, Pool# 1H-1348 (1 Year CMT Rate + 2.14%)	3.28%	10/01/2036	61,540
113,311	FHLMC PC, Pool# B3-1891	5.38%	01/01/2037	122,369
272,405	FHLMC PC, Pool# 84-7727 (12 Month LIBOR USD + 1.74%)	3.49%	02/01/2037	283,621
214,655	FHLMC PC, Pool# B3-1900	5.38%	02/01/2037	231,914
237,009	FHLMC PC, Pool# B3-1917	5.10%	04/01/2037	253,816
126,793	FHLMC PC, Pool# B3-1934	5.38%	04/01/2037	136,910
32,852	FHLMC PC, Pool# A5-9109	7.50%	04/01/2037	37,019
85,885	FHLMC PC, Pool# B3-1950	5.10%	05/01/2037	92,006
247,345	FHLMC PC, Pool# B3-1976	5.10%	05/01/2037	264,942
186,962	FHLMC PC, Pool# A6-7884	5.38%	05/01/2037	201,871
123,714	FHLMC PC, Pool# 1J-1681 (12 Month LIBOR USD + 1.98%)	3.86%	06/01/2037	130,156
181,571	FHLMC PC, Pool# B3-2000	5.10%	06/01/2037	194,391
102,631	FHLMC PC, Pool# U3-0471	5.10%	07/01/2037	109,901
102,663	FHLMC PC, Pool# B3-2032	5.10%	07/01/2037	109,900
59,061	FHLMC PC, Pool# U3-0653	5.13%	07/01/2037	63,695
243,364	FHLMC PC, Pool# U3-0681	5.10%	09/01/2037	260,528
81,202	FHLMC PC, Pool# U3-0606	5.10%	09/01/2037	86,961
55,651	FHLMC PC, Pool# 1G-2249 (12 Month LIBOR USD + 1.78%)	3.53%	10/01/2037	58,094
283,260	FHLMC PC, Pool# T3-0346	5.38%	10/01/2037	305,942
90,270	FHLMC PC, Pool# U3-0800	5.10%	11/01/2037	96,651
154,312	FHLMC PC, Pool# U3-1874	5.38%	04/01/2038	166,728
375,720	FHLMC PC, Pool# N7-0082	6.00%	07/01/2038	398,657
121,568	FHLMC PC, Pool# U3-2470	5.10%	11/01/2038	130,196
103,498	FHLMC PC, Pool# A8-9112	4.50%	10/01/2039	108,451
1,042,991	FHLMC PC, Pool# G6-1330	6.00%	07/01/2040	1,171,538
199,338	FHLMC PC, Pool# Q0-3759	3.50%	10/01/2041	200,195
655,631	FHLMC PC, Pool# Q3-8585	4.00%	10/01/2043	678,183
641,374	FHLMC PC, Pool# Q2-6108	5.00%	05/01/2044	686,932
784,634	FHLMC PC, Pool# Q4-6965	4.50%	03/01/2047	823,183
1,053,098	FHLMC PC, Pool# Q5-2011	4.00%	11/01/2047	1,084,621
5,216,551	FHLMC REMIC, Series 4318~	2.50%	08/15/2022	216,456
18,622	FHLMC REMIC, Series 2516	5.50%	10/15/2022	19,481
361,570	FHLMC REMIC, Series 3925	4.00%	11/15/2022	361,365
4,432,330	FHLMC REMIC, Series 4329~	2.50%	01/15/2023	211,034
81,727	FHLMC REMIC, Series 3571	4.00%	09/15/2024	83,672
1,386,788	FHLMC REMIC, Series 4092~	3.00%	09/15/2031	146,136
209,371	FHLMC REMIC, Series 2517	5.50%	10/15/2032	217,213
275,117	FHLMC REMIC, Series 3294	5.50%	03/15/2037	298,297
1,979,634	FHLMC REMIC, Series 4309~	3.00%	08/15/2039	246,554
2,019,421	FHLMC REMIC, Series 4015~	4.00%	11/15/2039	273,573
226,068	FHLMC REMIC, Series 3878	3.00%	04/15/2041	224,374
1,344,813	FHLMC REMIC, Series 4126~	3.50%	05/15/2041	168,792
4,443,183	FHLMC REMIC, Series 4495~	3.50%	07/15/2045	848,600
69,441	FHLMC REMIC, Series 1843	7.00%	04/15/2026	75,154
1,450,000	FHLMC SCRTT, Series 2016-1 M1#^	3.00%	09/25/2055	1,416,104
1,046,759	FHLMC SCRTT, Series 2017-1 HAʭ	2.25%	01/25/2056	1,030,111
1,882,240	FHLMC SCRTT, Series 2017-2 HAʭ	2.25%	08/25/2056	1,842,887
582,038	FHLMC WLST, Series 2017-SC02	3.50%	05/25/2047	586,045
500,000	FHMS, Series K-713	2.31%	03/25/2020	496,352
240,000	FHMS, Series K-714#	3.03%	10/25/2020	241,255
1,707,797	FHMS, Series K-J13	2.06%	09/25/2021	1,688,956
1,020,303	FHMS, Series K-J18	2.46%	03/25/2022	1,009,949
876,236	FHMS, Series K-J09	2.02%	04/25/2022	861,457
16,155,324	FHMS, Series K-721#~	0.34%	08/25/2022	205,535
1,669,231	FHMS, Series K-J07	1.53%	09/25/2022	1,600,121
173,900	FHMS, Series K-J12	2.38%	04/25/2023	171,160
2,826,378	FHMS, Series K-J14	2.20%	11/25/2023	2,749,843
6,110,000	FHMS, Series K-725	3.00%	01/25/2024	6,116,628
4,915,000	FHMS, Series K-726	2.91%	04/25/2024	4,889,476
1,955,000	FHMS, Series K-728#	3.06%	08/25/2024	1,959,272
2,380,000	FHMS, Series K-040	3.24%	09/25/2024	2,412,053
2,229,081	FHMS, Series K-J17	2.40%	10/25/2024	2,177,896
3,000,000	FHMS, Series K-729	3.14%	10/25/2024	3,017,238

7,114,805	FHMS, Series K-055#~	1.37%	03/25/2026	638,774
6,732,202	FHMS, Series K-057#~	1.19%	07/25/2026	545,028
5,434,330	FHMS, Series K-058#~	0.93%	08/25/2026	355,212
4,409,911	FHMS, Series K-W03#~	0.85%	06/25/2027	258,666
4,117,119	FHMS, Series Q-004#	2.68%	01/25/2046	4,129,976
19,863	FNMA, Pool# 254953	5.00%	11/01/2018	20,185
20,009	FNMA, Pool# 725048	5.00%	11/01/2018	20,333
23,743	FNMA, Pool# 765178	5.00%	01/01/2019	24,127
31,813	FNMA, Pool# AL0472	5.50%	01/01/2019	31,892
4,165	FNMA, Pool# 252386	6.50%	04/01/2019	4,648
25,942	FNMA, Pool# 932309	5.00%	06/01/2019	25,856
42,490	FNMA, Pool# 779356	6.50%	06/01/2019	42,871
88,893	FNMA, Pool# 776388	5.50%	07/01/2019	89,612
69,762	FNMA, Pool# 773482	4.50%	08/01/2019	70,253
22,647	FNMA, Pool# 786729	5.50%	08/01/2019	22,864
4,939	FNMA, Pool# 803941 (12 Month LIBOR USD + 1.81%)	3.56%	11/01/2019	4,952
53,884	FNMA, Pool# 803899	5.00%	12/01/2019	54,764
16,442	FNMA, Pool# 808905	5.00%	01/01/2020	16,710
26,702	FNMA, Pool# 798042	5.00%	02/01/2020	27,163
66,331	FNMA, Pool# 801577	5.00%	02/01/2020	67,410
432,731	FNMA, Pool# 823327	5.00%	06/01/2020	442,434
41,052	FNMA, Pool# 809099	5.50%	06/01/2020	41,634
55,272	FNMA, Pool# 255736	5.50%	06/01/2020	56,273
161,736	FNMA, Pool# AC0884	5.00%	07/01/2020	164,369
136,483	FNMA, Pool# 823328	5.50%	07/01/2020	139,202
83,578	FNMA, Pool# 828696	5.50%	07/01/2020	85,204
35,032	FNMA, Pool# 255891	5.00%	10/01/2020	35,936
105,357	FNMA, Pool# 255937	5.00%	11/01/2020	108,216
27,366	FNMA, Pool# 813939	5.00%	12/01/2020	28,132
36,505	FNMA, Pool# 837189	5.00%	12/01/2020	37,400
71,491	FNMA, Pool# 850791	5.00%	02/01/2021	72,730
1,213,480	FNMA, Pool# 745735	5.00%	03/01/2021	1,241,984
241,453	FNMA, Pool# 879595	5.50%	03/01/2021	246,490
43,109	FNMA, Pool# 831430	5.50%	03/01/2021	43,920
24,970	FNMA, Pool# 831360	5.50%	03/01/2021	25,595
44,765	FNMA, Pool# 256277	5.50%	06/01/2021	46,212
88,335	FNMA, Pool# 253945	6.50%	08/01/2021	98,613
122,553	FNMA, Pool# AD0167	5.50%	09/01/2021	125,696
49,059	FNMA, Pool# 254000	6.50%	09/01/2021	54,768
23,904	FNMA, Pool# 254044	6.50%	10/01/2021	26,686
23,065	FNMA, Pool# 889212	5.00%	12/01/2021	23,440
73,270	FNMA, Pool# 922791	6.50%	12/01/2021	74,474
29,809	FNMA, Pool# 888410	6.50%	04/01/2022	30,924
201,791	FNMA, Pool# 889135	5.50%	06/01/2022	205,129
323,291	FNMA, Pool# 968066	6.00%	10/01/2022	338,175
35,027	FNMA, Pool# 947936	5.50%	11/01/2022	36,565
41,223	FNMA, Pool# 965546	5.50%	01/01/2023	42,406
140,839	FNMA, Pool# 972080	5.00%	02/01/2023	147,963
143,997	FNMA, Pool# 929139	5.00%	02/01/2023	151,274
159,985	FNMA, Pool# 976947	6.00%	02/01/2023	167,228
152,335	FNMA, Pool# AL4332	6.00%	02/01/2023	159,781
131,134	FNMA, Pool# AD0892	5.00%	03/01/2023	136,859
516,428	FNMA, Pool# 929224	5.00%	03/01/2023	542,503
38,607	FNMA, Pool# 962717	5.50%	04/01/2023	40,409
161,746	FNMA, Pool# 987208	5.00%	07/01/2023	166,087
98,810	FNMA, Pool# 929933	5.00%	09/01/2023	103,871
162,106	FNMA, Pool# 988940	5.50%	09/01/2023	169,891
107,923	FNMA, Pool# AL1195	6.00%	09/01/2023	114,033
1,201,995	FNMA, Pool# 995185	5.00%	12/01/2023	1,265,444
375,268	FNMA, Pool# 995460	5.50%	12/01/2023	389,587
97,729	FNMA, Pool# 995264	6.50%	12/01/2023	103,562
93,382	FNMA, Pool# AD0283	5.50%	01/01/2024	96,081
257,792	FNMA, Pool# 995425	6.00%	01/01/2024	271,821
221,750	FNMA, Pool# AL7409	6.00%	02/01/2024	232,710
205,462	FNMA, Pool# MA1937	4.00%	03/01/2024	211,778
386,135	FNMA, Pool# 930741	4.50%	03/01/2024	399,943
141,494	FNMA, Pool# 890163	5.50%	03/01/2024	146,396
142,626	FNMA, Pool# AL0302	5.00%	04/01/2024	148,649
235,384	FNMA, Pool# 995961	5.50%	05/01/2024	243,637
16,225	FNMA, Pool# 934900	5.50%	07/01/2024	16,417
1,675,037	FNMA, Pool# MA2020	2.50%	09/01/2024	1,668,539
2,014,152	FNMA, Pool# BC4577	4.50%	09/01/2024	2,099,545
7,732,093	FNMA, Pool# BM3006	6.00%	11/01/2024	8,101,908
172,709	FNMA, Pool# AC8540	4.50%	12/01/2024	180,168

1,385,922	FNMA, Pool# AC6697	4.00%	01/01/2025	1,445,770
108,744	FNMA, Pool# AD3140	4.00%	04/01/2025	111,964
183,376	FNMA, Pool# AE0971	4.00%	05/01/2025	188,779
160,536	FNMA, Pool# AD5988	4.50%	05/01/2025	167,447
2,237,065	FNMA, Pool# MA2286	2.50%	06/01/2025	2,228,371
141,408	FNMA, Pool# AE0040	5.00%	06/01/2025	149,516
95,942	FNMA, Pool# AE0284	5.00%	07/01/2025	101,155
131,855	FNMA, Pool# AL1081	5.00%	07/01/2025	135,079
277,538	FNMA, Pool# AB1368	4.00%	08/01/2025	285,729
239,305	FNMA, Pool# AL1373	5.00%	09/01/2025	249,639
67,684	FNMA, Pool# 336422 (3 Year CMT Rate + 2.30%)	3.87%	10/01/2025	67,293
138,522	FNMA, Pool# 356232	6.50%	01/01/2026	154,669
91,366	FNMA, Pool# 890591	4.50%	03/01/2026	95,025
225,234	FNMA, Pool# AI1806	4.50%	04/01/2026	234,943
52,076	FNMA, Pool# 406521 (1 Year CMT Rate + 2.52%)	3.65%	05/01/2026	52,524
496,692	FNMA, Pool# AL8215	5.00%	06/01/2026	520,656
106,379	FNMA, Pool# AL1024	4.50%	07/01/2026	110,998
174,899	FNMA, Pool# AL1083	4.50%	07/01/2026	182,453
314,295	FNMA, Pool# 890400	5.00%	08/01/2026	331,392
163,306	FNMA, Pool# AL1125	4.50%	09/01/2026	170,315
75,834	FNMA, Pool# 356329 (1 Year CMT Rate + 2.64%)	4.01%	01/01/2027	77,048
5,198,613	FNMA, Pool# BM1809	4.50%	01/01/2027	5,422,772
195,373	FNMA, Pool# AL9746	4.50%	01/01/2027	203,796
123,951	FNMA, Pool# AL5515	4.00%	02/01/2027	127,624
51,043	FNMA, Pool# 363850 (1 Year CMT Rate + 2.13%)	3.03%	04/01/2027	52,361
2,247,760	FNMA, Pool# AL2092	3.00%	07/01/2027	2,259,137
331,224	FNMA, Pool# AL2134	4.00%	07/01/2027	347,630
54,717	FNMA, Pool# 406380 (1 Year CMT Rate + 2.17%)	3.55%	11/01/2027	55,363
918,416	FNMA, Pool# 957502	3.98%	07/01/2029	942,106
54,135	FNMA, Pool# 520478 (1 Year CMT Rate + 2.10%)	3.35%	11/01/2029	54,702
45,865	FNMA, Pool# 559439 (1 Year CMT Rate + 2.27%)	3.52%	09/01/2030	46,686
60,480	FNMA, Pool# 573097 (1 Year CMT Rate + 2.21%)	3.46%	02/01/2031	60,974
45,224	FNMA, Pool# 590852 (1 Year CMT Rate + 2.11%)	3.24%	07/01/2031	45,525
69,524	FNMA, Pool# 656181 (1 Year CMT Rate + 2.16%)	3.68%	08/01/2031	71,874
43,967	FNMA, Pool# 723313 (1 Year CMT Rate + 2.54%)	3.67%	09/01/2031	44,127
7,380	FNMA, Pool# 625536	6.00%	01/01/2032	8,213
55,585	FNMA, Pool# 642122 (1 Year CMT Rate + 2.27%)	3.15%	03/01/2032	57,811
35,294	FNMA, Pool# 628837	6.50%	03/01/2032	39,417
46,280	FNMA, Pool# 640225 (1 Year CMT Rate + 2.27%)	3.15%	04/01/2032	48,375
46,634	FNMA, Pool# 662138 (1 Year CMT Rate + 2.30%)	3.43%	09/01/2032	47,349
57,846	FNMA, Pool# 668309 (1 Year CMT Rate + 2.02%)	3.14%	11/01/2032	58,020
61,441	FNMA, Pool# 696546 (6 Month LIBOR USD + 2.26%)	4.20%	03/01/2033	61,550
132,598	FNMA, Pool# 687887	5.50%	03/01/2033	148,578
108,608	FNMA, Pool# 555285	6.00%	03/01/2033	121,960
93,532	FNMA, Pool# 696219 (6 Month LIBOR USD + 1.38%)	3.38%	04/01/2033	95,364
109,644	FNMA, Pool# 702901	6.00%	05/01/2033	124,785
42,979	FNMA, Pool# 555819 (6 Month LIBOR USD + 1.51%)	3.14%	07/01/2033	44,445
49,980	FNMA, Pool# 744805 (6 Month LIBOR USD + 1.52%)	3.02%	11/01/2033	50,703
46,492	FNMA, Pool# 751498 (1 Year CMT Rate + 2.22%)	3.46%	11/01/2033	49,196
31,536	FNMA, Pool# 741373 (1 Year CMT Rate + 2.28%)	3.53%	12/01/2033	32,631
32,055	FNMA, Pool# 754767	6.50%	12/01/2033	35,781
75,081	FNMA, Pool# 764342 (6 Month LIBOR USD + 1.52%)	3.40%	02/01/2034	77,423
229,611	FNMA, Pool# 725205	5.00%	03/01/2034	248,476
184,976	FNMA, Pool# 774969 (1 Year CMT Rate + 2.20%)	2.95%	04/01/2034	193,277
134,127	FNMA, Pool# 783554 (1 Year CMT Rate + 2.21%)	3.34%	07/01/2034	136,662
47,765	FNMA, Pool# 789060 (12 Month LIBOR USD + 1.75%)	3.53%	07/01/2034	50,037
100,591	FNMA, Pool# AD0163	6.00%	11/01/2034	113,379
114,704	FNMA, Pool# 995316	5.00%	12/01/2034	123,905
17,575	FNMA, Pool# 796283	5.50%	12/01/2034	19,141
135,943	FNMA, Pool# 735230	5.50%	02/01/2035	149,651
52,686	FNMA, Pool# 819649 (12 Month LIBOR USD + 1.52%)	3.50%	03/01/2035	54,862
222,900	FNMA, Pool# AD0250	5.50%	04/01/2035	244,742
105,058	FNMA, Pool# 889829	5.00%	07/01/2035	113,841
52,671	FNMA, Pool# 830970 (12 Month LIBOR USD + 1.83%)	3.58%	08/01/2035	55,359
152,740	FNMA, Pool# 837329 (1 Year CMT Rate + 2.04%)	3.17%	09/01/2035	160,678
81,694	FNMA, Pool# 836335 (1 Year CMT Rate + 2.23%)	3.48%	10/01/2035	81,779
114,327	FNMA, Pool# 836715 (12 Month LIBOR USD + 1.74%)	3.49%	10/01/2035	114,189
151,161	FNMA, Pool# 842006	4.25%	10/01/2035	156,774
67,188	FNMA, Pool# 922680 (12 Month LIBOR USD + 1.91%)	3.70%	11/01/2035	70,995
294,381	FNMA, Pool# 850232	4.25%	12/01/2035	305,450
8,530	FNMA, Pool# 848817	5.00%	01/01/2036	9,123
47,093	FNMA, Pool# 865849 (12 Month LIBOR USD + 1.50%)	3.47%	03/01/2036	48,422
77,576	FNMA, Pool# 877009 (12 Month LIBOR USD + 2.38%)	4.24%	03/01/2036	83,523
100,385	FNMA, Pool# 888956	6.00%	03/01/2036	112,368

78,985	FNMA, Pool# 868568 (12 Month LIBOR USD + 1.77%)	3.70%	04/01/2036	82,989
72,256	FNMA, Pool# 882017 (6 Month LIBOR USD + 1.56%)	3.06%	05/01/2036	74,874
60,211	FNMA, Pool# 745626 (1 Year CMT Rate + 2.11%)	3.19%	05/01/2036	62,673
51,441	FNMA, Pool# 872895 (12 Month LIBOR USD + 1.73%)	3.51%	06/01/2036	54,114
35,554	FNMA, Pool# 886163 (12 Month LIBOR USD + 1.77%)	3.52%	07/01/2036	37,199
555,352	FNMA, Pool# 896838	5.45%	07/01/2036	592,851
140,555	FNMA, Pool# AD0766	7.00%	08/01/2036	162,345
207,841	FNMA, Pool# 745818	6.50%	09/01/2036	232,174
176,967	FNMA, Pool# 894270 (1 Year CMT Rate + 2.50%)	3.75%	10/01/2036	177,664
53,430	FNMA, Pool# 905193 (12 Month LIBOR USD + 1.99%)	3.74%	11/01/2036	54,609
87,940	FNMA, Pool# 902770	5.38%	11/01/2036	95,098
120,920	FNMA, Pool# 745959	5.50%	11/01/2036	132,838
94,020	FNMA, Pool# 906289	5.38%	12/01/2036	101,656
131,527	FNMA, Pool# 940309 (12 Month LIBOR USD + 1.50%)	3.25%	01/01/2037	133,761
51,571	FNMA, Pool# 910181 (12 Month LIBOR USD + 1.71%)	3.73%	03/01/2037	53,794
50,936	FNMA, Pool# 888445 (12 Month LIBOR USD + 1.57%)	3.48%	04/01/2037	53,953
74,096	FNMA, Pool# 995521 (12 Month LIBOR USD + 1.84%)	3.61%	05/01/2037	77,694
97,788	FNMA, Pool# 950382 (6 Month LIBOR USD + 1.09%)	2.89%	08/01/2037	99,544
168,687	FNMA, Pool# 941050 (12 Month LIBOR USD + 1.70%)	3.45%	08/01/2037	167,451
65,551	FNMA, Pool# 953988	5.38%	08/01/2037	67,198
163,904	FNMA, Pool# 995024	5.50%	08/01/2037	180,122
65,699	FNMA, Pool# 946403 (1 Year CMT Rate + 2.32%)	3.32%	09/01/2037	65,671
70,713	FNMA, Pool# 952835 (1 Year CMT Rate + 2.32%)	3.44%	09/01/2037	74,661
244,087	FNMA, Pool# 955233	6.50%	12/01/2037	278,953
966,893	FNMA, Pool# AD0555	5.50%	02/01/2038	1,062,606
189,503	FNMA, Pool# 962656 (12 Month LIBOR USD + 1.14%)	3.18%	04/01/2038	193,633
53,300	FNMA, Pool# 982237 (12 Month LIBOR USD + 1.84%)	3.67%	05/01/2038	56,654
178,731	FNMA, Pool# 988684	6.00%	09/01/2038	198,801
104,788	FNMA, Pool# AL1543	5.50%	12/01/2038	115,182
167,035	FNMA, Pool# 930507	6.50%	02/01/2039	184,604
3,803,081	FNMA, Pool# AS2249	4.00%	04/01/2039	3,933,147
808,729	FNMA, Pool# AL3598	6.00%	07/01/2039	909,639
13,458	FNMA, Pool# AI1170	5.00%	04/01/2041	14,557
328,409	FNMA, Pool# AL2903	5.50%	09/01/2041	368,869
403,099	FNMA, Pool# MA1065	4.00%	05/01/2042	416,867
11,956	FNMA, Pool# AR1150	3.00%	01/01/2043	11,775
2,640,008	FNMA, Pool# AR6379	3.00%	02/01/2043	2,598,612
1,175,506	FNMA, Pool# AB8711	3.00%	03/01/2043	1,157,761
950,116	FNMA, Pool# BC1738	4.50%	09/01/2043	1,000,864
1,942,322	FNMA, Pool# AU6230	5.00%	09/01/2043	2,099,528
786,226	FNMA, Pool# AS1429	4.00%	12/01/2043	809,663
2,093,112	FNMA, Pool# BC1737	4.00%	01/01/2044	2,157,940
617,988	FNMA, Pool# AV7739	4.00%	01/01/2044	639,445
942,901	FNMA, Pool# AW6485	4.00%	06/01/2044	974,442
973,334	FNMA, Pool# AY0382	4.00%	11/01/2044	987,415
200,657	FNMA, Pool# AY1007	4.00%	02/01/2045	206,301
1,376,077	FNMA, Pool# AY0677	3.50%	03/01/2045	1,384,766
834,907	FNMA, Pool# AW9534	4.00%	03/01/2045	863,860
921,791	FNMA, Pool# AZ4154	4.00%	06/01/2045	952,251
3,321,184	FNMA, Pool# AZ7828	4.00%	08/01/2045	3,413,070
1,946,285	FNMA, Pool# AZ8218	4.00%	08/01/2045	2,001,990
298,572	FNMA, Pool# AZ8061	4.00%	08/01/2045	306,963
188,885	FNMA, Pool# AZ1494	4.00%	09/01/2045	194,966
1,521,054	FNMA, Pool# AZ7073	4.00%	09/01/2045	1,565,563
301,697	FNMA, Pool# BA2936	4.00%	10/01/2045	310,539
1,400,111	FNMA, Pool# BA3674	4.50%	10/01/2045	1,480,074
543,633	FNMA, Pool# BA5579	3.50%	12/01/2045	545,559
1,283,480	FNMA, Pool# BA5584	3.50%	01/01/2046	1,291,246
1,519,743	FNMA, Pool# BA5583	3.50%	01/01/2046	1,531,605
1,560,550	FNMA, Pool# BA5587	4.00%	01/01/2046	1,611,983
1,066,972	FNMA, Pool# BC1231	4.00%	02/01/2046	1,102,079
803,180	FNMA, Pool# BC6366	4.50%	02/01/2046	852,018
667,087	FNMA, Pool# BC3387	3.50%	03/01/2046	669,452
1,050,453	FNMA, Pool# BC1240	3.50%	04/01/2046	1,055,924
1,090,937	FNMA, Pool# BD1241	4.50%	05/01/2046	1,154,896
1,477,511	FNMA, Pool# BD1026	4.00%	06/01/2046	1,517,995
1,661,646	FNMA, Pool# BD5189	4.50%	07/01/2046	1,754,126
1,062,019	FNMA, Pool# BD7779	4.00%	08/01/2046	1,096,877
1,146,485	FNMA, Pool# BD3965	3.50%	09/01/2046	1,151,572
1,119,133	FNMA, Pool# BD8599	4.50%	11/01/2046	1,190,975
1,152,030	FNMA, Pool# BD3988	4.00%	02/01/2047	1,184,708
1,175,887	FNMA, Pool# BE8875	4.00%	03/01/2047	1,208,511
635,708	FNMA, Pool# BH0264	4.50%	03/01/2047	666,253
1,091,693	FNMA, Pool# BH0073	4.00%	04/01/2047	1,123,875

1,503,153	FNMA, Pool# BD3994	4.00%	04/01/2047	1,545,948
1,145,145	FNMA, Pool# BD3998	4.00%	05/01/2047	1,178,906
1,069,171	FNMA, Pool# BD3999	4.50%	05/01/2047	1,125,655
1,154,823	FNMA, Pool# BD4003	4.00%	06/01/2047	1,191,587
1,249,411	FNMA, Pool# BD4005	3.50%	07/01/2047	1,257,487
1,104,129	FNMA, Pool# BH3574	4.00%	07/01/2047	1,136,679
1,122,293	FNMA, Pool# BD4009	4.00%	07/01/2047	1,172,599
1,076,893	FNMA, Pool# BD4010	4.00%	07/01/2047	1,123,421
780,817	FNMA, Pool# BJ1740	4.50%	10/01/2047	822,429
810,023	FNMA, Pool# BD4041	4.00%	11/01/2047	838,863
1,386,008	FNMA, Pool# BJ1991	4.00%	11/01/2047	1,426,934
1,190,584	FNMA, Pool# BH7686	4.50%	12/01/2047	1,254,309
1,499,469	FNMA, Pool# BJ8287	4.50%	01/01/2048	1,587,721
1,046,987	FNMA, Pool# BJ4035	4.50%	02/01/2048	1,109,664
14,867	FNMA REMIC Trust, Series 2003-122	4.00%	12/25/2018	14,888
33	FNMA REMIC Trust, Series 1990-105	6.50%	09/25/2020	34
82,547	FNMA REMIC Trust, Series 1990-116	9.00%	10/25/2020	87,023
67,666	FNMA REMIC Trust, Series 1991-136	7.50%	10/25/2021	71,613
3,992	FNMA REMIC Trust, Series 2012-1	1.75%	12/25/2021	3,961
166,234	FNMA REMIC Trust, Series 2002-16	6.00%	04/25/2022	174,162
165,055	FNMA REMIC Trust, Series 1996-23	6.50%	07/25/2026	183,498
1,499,409	FNMA REMIC Trust, Series 2017-T1	2.90%	06/25/2027	1,454,588
1,705,000	FNMA REMIC Trust, Series 2017-M13 A2#	2.94%	09/25/2027	1,666,951
2,983,676	FNMA REMIC Trust, Series 2012-139~	2.50%	12/25/2027	241,194
499,186	FNMA REMIC Trust, Series 2018-M2#	2.80%	01/25/2028	492,612
213,028	FNMA REMIC Trust, Series 2013-15~	3.00%	03/25/2028	20,181
974,391	FNMA REMIC Trust, Series 2016-M10	2.10%	07/25/2028	920,753
152,238	FNMA REMIC Trust, Series 2009-60	5.00%	08/25/2029	161,084
2,869,324	FNMA REMIC Trust, Series 2013-115~	3.00%	04/25/2031	352,007
8,322,467	FNMA REMIC Trust, Series 2014-14~	3.00%	04/25/2031	625,844
366,617	FNMA REMIC Trust, Series 2001-80	6.00%	01/25/2032	389,643
6,563,964	FNMA REMIC Trust, Series 2013-104~	3.00%	08/25/2032	537,988
106,662	FNMA REMIC Trust, Series 2012-30	3.00%	08/25/2036	106,472
78,143	FNMA REMIC Trust, Series 2009-103#	3.53%	12/25/2039	83,437
263,100	FNMA REMIC Trust, Series 2012-10 (1 Month LIBOR USD + 0.55%)	2.42%	02/25/2042	265,244
1,526,466	FNMA REMIC Trust, Series 2013-34~	3.00%	05/25/2042	226,468
1,209,859	FNMA REMIC Trust, Series 2012-99~	4.50%	05/25/2042	208,591
13,383	FNMA REMIC Trust, Series 2003-W10	4.30%	06/25/2043	13,701
4,499	FNMA REMIC Trust, Series 2003-W12	4.48%	06/25/2043	4,720
26,994	FNMA REMIC Trust, Series 2003-W12	4.55%	06/25/2043	28,163
15,010	FNMA REMIC Trust, Series 2003-W12	4.68%	06/25/2043	15,541
17,512	FNMA REMIC Trust, Series 2003-W12	5.00%	06/25/2043	18,328
1,228,734	FNMA REMIC Trust, Series 2015-40~	4.50%	03/25/2045	310,551
19,500,000	FNMA, 2.5%, Due TBA April	2.50%	04/15/2033	19,108,477
16,000,000	FNMA, 3.0%, Due TBA April	3.00%	04/15/2033	15,980,418
8,000,000	FNMA, 3.0%, Due TBA April	3.00%	04/15/2048	7,803,125
10,000,000	FNMA, 3.5% Due TBA April	3.50%	04/15/2033	10,195,922
10,000,000	FNMA, 3.5%, Due TBA May	3.50%	05/15/2033	10,178,735
2,250,000	FREMF Mortgage Trust, Series 2017-K725#^	3.88%	02/25/2024	2,244,636
1,950,000	FREMF Mortgage Trust, Series 2017-K729#^	3.67%	11/25/2024	1,893,193
310,000	FREMF Mortgage Trust, Series 2015-K44#^	3.68%	01/25/2048	303,705
800,000	FREMF Mortgage Trust, Series 2015-K49#^	3.72%	10/25/2048	798,013
22,463	GNMA, Pool# 003577M	5.50%	07/20/2019	22,658
9,812	GNMA, Pool# 003644M	4.00%	09/20/2019	10,072
113,149	GNMA, Pool# 781942X	5.50%	07/15/2020	115,205
116,144	GNMA, Pool# 782602X	5.00%	09/15/2022	119,988
38,966	GNMA, Pool# 672304X	6.00%	10/15/2022	40,100
5,405	GNMA, Pool# 780576X	7.00%	12/15/2022	5,806
66,700	GNMA, Pool# 672701X	4.00%	05/15/2023	68,711
168,878	GNMA, Pool# 615782X	5.00%	09/15/2023	178,017
57,333	GNMA, Pool# 782396X	6.00%	09/15/2023	60,839
51,375	GNMA, Pool# 004295M	6.00%	10/20/2023	52,501
413,789	GNMA, Pool# 783374X	5.50%	04/15/2024	432,834
25,054	GNMA, Pool# 710732X	4.50%	08/15/2024	26,362
498,822	GNMA, Pool# 728160X	5.25%	11/15/2024	525,963
23,920	GNMA, Pool# 723460X	4.00%	12/15/2024	24,663
159,774	GNMA, Pool# 783296X	5.00%	01/15/2025	170,146
173,283	GNMA, Pool# 643800X	6.00%	06/15/2025	193,175
362,259	GNMA, Pool# 005247M	3.50%	11/20/2026	362,302
10,384	GNMA, Pool# 487110X	6.50%	04/15/2029	11,667
519,188	GNMA, Pool# 589694X	4.50%	08/15/2029	544,648
142,795	GNMA, Pool# 728157X	3.75%	11/15/2029	146,358
4,752	GNMA, Pool# 571166X	7.00%	08/15/2031	4,852
512,333	GNMA, Pool# 770225C	4.25%	08/20/2031	536,536

1,791,304	GNMA, Pool# 752099X	3.50%	12/15/2032	1,832,150
347,722	GNMA, Pool# 758872X	3.00%	03/15/2033	344,148
2,126,865	GNMA, Pool# 711773C	3.50%	06/20/2033	2,149,706
1,265,446	GNMA, Pool# 711788C	3.50%	07/20/2033	1,278,817
410,781	GNMA, Pool# 770226C	4.75%	09/20/2036	433,785
8,958	GNMA, Pool# 646058X	6.00%	11/15/2037	9,975
449,401	GNMA, Pool# 767055X	3.00%	05/15/2038	446,381
551,181	GNMA, Pool# 763853X	3.00%	07/15/2038	547,447
101,398	GNMA, Pool# 706295C	5.10%	12/20/2038	107,150
105,737	GNMA, Pool# 706155C	5.10%	03/20/2039	111,732
13,000,000	GNMA II, 3.0%, Due TBA April	3.00%	04/15/2048	12,790,528
7,733	GNMA REMIC Trust, Series 2012-03	3.00%	01/16/2027	7,767
962,221	GNMA REMIC Trust, Series 2013-168 IA~	2.50%	11/16/2028	76,631
328	GNMA REMIC Trust, Series 2003-97	4.50%	03/20/2033	333
140,964	GNMA REMIC Trust, Series 2003-94	4.00%	04/16/2033	145,942
192,202	GNMA REMIC Trust, Series 2006-40	6.00%	08/20/2036	208,951
963,794	GNMA REMIC Trust, Series 2012-52#	6.15%	04/20/2038	1,082,741
682,000	GNMA REMIC Trust, Series 2011-156	2.00%	04/20/2040	547,477
831,612	GNMA REMIC Trust, Series 2012-97	2.00%	08/16/2042	690,818
530,597	GNMA REMIC Trust, Series 2011-121 (1 Month LIBOR USD + 0.40%)	2.19%	03/16/2043	529,745
725,000	GNMA REMIC Trust, Series 2012-44	2.95%	08/16/2043	713,770
4,785,906	GNMA REMIC Trust, Series 2014-135 I0#~	0.83%	01/16/2056	230,017
4,551,084	GNMA REMIC Trust, Series 2015-172 I0#~	0.90%	03/16/2057	263,045
6,324,490	GNMA REMIC Trust, Series 2016-40 I0#~	0.77%	07/16/2057	352,592
5,166,242	GNMA REMIC Trust, Series 2016-56 I0#~	0.97%	11/16/2057	356,382
6,273,018	GNMA REMIC Trust, Series 2016-127 I0#~	0.95%	05/16/2058	504,445
6,120,232	GNMA REMIC Trust, Series 2016-98 I0#~	0.96%	05/16/2058	422,503
5,752,795	GNMA REMIC Trust, Series 2016-110 I0#~	1.04%	05/16/2058	461,246
239,997	GSMS, Series 2013-GC10	2.61%	02/12/2046	238,259
1,081,322	JPMCC, Series 2016-ASH A (1 Month LIBOR USD + 1.50%)^	3.28%	10/16/2034	1,082,966
1,230,000	MAD Mortgage Trust, Series 2017-330M B#^	3.14%	08/17/2034	1,215,717
1,100,000	MSC, Series 2017-PRME B (1 Month LIBOR USD + 1.35%)^	3.13%	02/15/2034	1,103,567
900,000	MSC, Series 2017-CLS A (1 Month LIBOR USD + 0.70%)^	2.48%	11/15/2034	902,027
750,000	MSC, Series 2017-CLS C (1 Month LIBOR USD + 1.00%)^	2.78%	11/15/2034	751,913
550,000	MSC, Series 2017-CLS D (1 Month LIBOR USD + 1.40%)^	3.18%	11/15/2034	551,582
1,300,000	WFCM, Series 2017-RB1 AS	3.76%	03/17/2050	1,314,881
Total Mortgage Backed Securities (Cost $320,703,532)				316,880,499

Asset Backed Securities - 21.3%
818,235	Aircraft Certificate Owner Trust, Series 2003-1A E^	7.00%	09/20/2022	855,056
600,000	American Credit Acceptance Receivables Trust, Series 2017-3 B^	2.25%	01/11/2021	596,755
900,000	American Credit Acceptance Receivables Trust, Series 2017-2 B^	2.46%	04/12/2021	897,970
282,494	American Credit Acceptance Receivables Trust, Series 2015-1 C^	4.29%	04/12/2021	284,307
1,050,000	American Credit Acceptance Receivables Trust, Series 2017-3 C^	2.72%	06/10/2022	1,043,839
1,950,000	American Credit Acceptance Receivables Trust, Series 2017-4 C^	2.94%	01/10/2024	1,942,671
1,500,000	American Credit Acceptance Receivables Trust, Series 2016-1A C^	5.55%	06/13/2022	1,535,989
515,432	BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A A^	2.94%	05/25/2029	506,065
3,000,000	Carlyle Global Market Strategies CLO, Ltd., Series 2014-1A BR (3 Month LIBOR USD + 1.80%)^	3.53%	04/17/2025	3,004,506
2,000,000	Carlyle Global Market Strategies CLO, Ltd., Series 2014-3R A2R FLT (3 Month LIBOR USD + 1.55%)^	3.31%	07/27/2026	2,003,030
508,681	Continental Airlines Trust, Series 1999-1 A	6.55%	08/02/2020	521,093
679,286	Continental Airlines Trust, Series 2000-1 A-1	8.05%	05/01/2022	728,535
1,800,000	CPS Auto Receivables Trust, Series 2018-A^	3.66%	12/15/2023	1,787,136
1,100,000	Drive Auto Receivables Trust, Series 2017-2 B	2.25%	06/15/2021	1,097,356
1,300,000	Drive Auto Receivables Trust, Series 2017-AA C^	2.98%	01/18/2022	1,300,777
600,000	Drive Auto Receivables Trust, Series 2017-1 C	2.84%	04/15/2022	599,686
1,025,000	Drive Auto Receivables Trust, Series 2018-1 C	3.22%	03/15/2023	1,024,401
520,000	Drive Auto Receivables Trust, Series 2017-2 C	2.75%	09/15/2023	517,262
3,000,000	Drive Auto Receivables Trust, Series 2018-1 D	3.81%	05/15/2024	3,007,459
500,000	DT Auto Owner Trust, Series 2017-3A C^	3.01%	05/15/2023	498,670
2,400,000	DT Auto Owner Trust, Series 2017-4A C^	2.86%	07/17/2023	2,384,551
2,500,000	DT Auto Owner Trust, Series 2018-1A C^	3.47%	12/15/2023	2,499,958
660,000	Exeter Automobile Receivables Trust, Series 2016-3A C^	4.22%	06/15/2022	666,868
138,638	Federal Express Corp., Series 1998-1	6.72%	07/15/2023	148,343
3,000,000	Highbridge Loan Management, Ltd., Series 2015-7A DR (3 Month LIBOR USD + 2.40%)^	4.70%	03/15/2027	3,000,000
126,654	Hilton Grand Vacations Trust, Series 2013-A A^	2.28%	01/25/2026	125,313
257,316	Hilton Grand Vacations Trust, Series 2014-A^	1.77%	11/25/2026	252,708
765,452	Hilton Grand Vacations Trust, Series 2017-AA A^	2.66%	12/26/2028	755,476
500,000	Invitation Homes Trust, Series 2015-SFR3 B (1 Month LIBOR USD + 1.75%)^	3.50%	08/19/2032	502,684
900,000	Invitation Homes Trust, Series 2017-SFR2 B (1 Month LIBOR USD + 1.15%)^	2.96%	12/19/2036	906,071
600,000	Invitation Homes Trust, Series 2017-SFR2 C (1 Month LIBOR USD + 1.45%)^	3.26%	12/19/2036	604,745
1,000,000	Invitation Homes Trust, Series 2018-SFR1 B (1 Month LIBOR USD + 0.95%)^	2.76%	03/19/2037	1,009,577
1,500,000	Madison Park Funding XIII, Ltd., Series 2014-13R D-R (3 Month LIBOR USD + 3.27%)^	5.01%	01/21/2025	1,504,827
750,000	Magnetite IX, Ltd., Series 2014-9A CR (3 Month LIBOR USD + 3.10%)^	4.85%	07/25/2026	752,474
2,898	MMAF Equipment Finance LLC, Series 2015-A^	1.39%	10/16/2019	2,897

10,613	MMAF Equipment Finance LLC, Series 2013-A^	1.68%	05/11/2020	10,600
379,254	MVW Owner Trust, Series 2013-1A A^	2.15%	04/22/2030	372,546
132,796	MVW Owner Trust, Series 2014-1^	2.25%	09/22/2031	130,280
707,031	MVW Owner Trust, Series 2015-1A A^	2.52%	12/20/2032	697,834
483,923	MVW Owner Trust, Series 2016-1A A^	2.25%	12/20/2033	472,915
275,749	MVW Owner Trust, Series 2017-1A A^	2.42%	12/20/2034	269,631
275,749	MVW Owner Trust, Series 2017-1A B^	2.75%	12/20/2034	269,138
1,000,000	Nationstar HECM Loan Trust, Series M1#^	3.24%	02/25/2028	1,002,498
1,600,000	Neuberger Berman Loan Advisers CLO 26, Series 26 (3 Month LIBOR USD + 1.17%)^	2.56%	10/18/2030	1,610,166
546,983	Orange Lake Timeshare Trust, Series 2016-A A^	2.61%	03/08/2029	536,496
585,475	Orange Lake Timeshare Trust, Series 2018-A^	3.10%	11/08/2030	583,476
585,470	Orange Lake Timeshare Trust, Series 2018-A^	3.35%	11/08/2030	583,569
181,517	OSCAR U.S. Funding Trust IV, Series 2016-1A A2B (1 Month LIBOR USD + 1.70%)^	3.29%	07/15/2020	182,584
108,225	OSCAR U.S. Funding Trust V, Series 2016-2A A2B (1 Month LIBOR USD + 1.40%)^	3.18%	11/15/2019	108,485
1,016,980	OSCAR U.S. Funding Trust VI LLC, Series 2017-6^	2.30%	05/11/2020	1,013,090
493,266	OSCAR U.S. Funding Trust VI LLC, Series 2017-1A A2B (1 Month LIBOR USD + 0.80%)^	2.54%	05/11/2020	493,950
600,000	OSCAR U.S. Funding Trust VII LLC, Series 2017-2A A2B (1 Month LIBOR USD + 0.65%)^	2.39%	11/10/2020	600,979
1,250,000	OSCAR U.S. Funding Trust VIII LLC, Series 2018-1A A2B (1 Month LIBOR USD + 0.49%)^	2.42%	04/12/2021	1,253,605
254,000	Prestige Auto Receivables Trust, Series 2016-1 B^	2.98%	11/16/2020	254,480
182,286	Prestige Auto Receivables Trust, Series 2015-1 B^	2.04%	04/15/2021	182,125
600,000	Progress Residential Trust, Series 2018-SFR1^	3.48%	03/19/2035	599,895
600,000	Progress Residential Trust, Series 2018-SFR1^	3.68%	03/19/2035	599,915
2,000,000	Regatta III Funding, Ltd., Series 2014-1A A2R (3 Month LIBOR USD + 1.50%)^	3.22%	04/15/2026	2,002,132
2,000,000	Santander Drive Auto Receivables Trust, Series 2017-1	3.17%	04/17/2023	1,988,400
3,110,000	Santander Drive Auto Receivables Trust, Series 2017-1^	5.05%	07/15/2024	3,182,857
48,910	Sierra Timeshare Receivables Funding LLC, Series 2014-1A A^	2.07%	03/20/2030	48,733
544,514	Sierra Timeshare Receivables Funding LLC, Series 2014-3A A^	2.30%	10/20/2031	540,787
349,571	Sierra Timeshare Receivables Funding LLC, Series 2015-1 A^	2.40%	03/20/2032	346,904
582,808	Sierra Timeshare Receivables Funding LLC, Series 2015-2A A^	2.43%	06/20/2032	577,549
494,201	Sierra Timeshare Receivables Funding LLC, Series 2015-3A A^	2.58%	09/20/2032	493,175
425,022	Sierra Timeshare Receivables Funding LLC, Series 2016-2A A^	2.33%	07/20/2033	420,189
626,788	Sierra Timeshare Receivables Funding LLC, Series 2016-3A A^	2.43%	10/20/2033	616,015
604,501	Sierra Timeshare Receivables Funding LLC, Series 2017-1A A^	2.91%	03/20/2034	598,739
44,998	U.S. Airways Pass Through Trust, Series 1999-1 A	8.36%	07/20/2020	46,038
348,309	VOLT XXXVIII LLC, Series 2015-NP12 A1^ʭ	3.88%	09/25/2045	351,686
667,675	VSE VOI Mortgage LLC, Series 2016-A A^	2.54%	07/20/2033	656,299
99,095	Welk Resorts LLC, Series 2015-A^	2.79%	06/15/2031	97,673
335,000	Westlake Automobile Receivables Trust, Series 2016-1A C^	3.29%	09/15/2021	335,770
750,000	Westlake Automobile Receivables Trust, Series 2016-3A C^	2.46%	01/18/2022	746,798
1,250,000	Westlake Automobile Receivables Trust, Series 2017-2A C^	2.59%	12/15/2022	1,238,276
1,800,000	Westlake Automobile Receivables Trust, Series D^	3.41%	05/15/2023	1,797,957
2,000,000	Westlake Automobile Receivables Trust, Series E^	4.63%	07/15/2024	2,004,571
Total Asset Backed Securities (Cost $69,009,681)				68,787,860

Municipal Bonds - 3.9%
1,475,000	District of Columbia#	4.59%	08/01/2038	1,399,996
2,700,000	District of Columbia#	4.73%	08/01/2038	2,562,705
1,760,000	Maryland Community Development Administration	3.24%	09/01/2048	1,748,824
1,000,000	Massachusetts Port Authority#	3.44%	01/01/2031	992,570
4,250,000	New York State Energy Research & Development Authority#	4.32%	12/01/2023	4,250,000
1,500,000	New York State Energy Research & Development Authority#	4.32%	07/01/2029	1,500,000
Total Municipal Bonds (Cost $12,283,229)				12,454,095

Par Value/Shares
Preferred Stocks - 0.1%
15,000	AGNC Investment Corp., Series B, 7.75%			385,800
Total Preferred Stocks (Cost $383,294)				385,800

Short-Term Investments - 1.5%
Money Market Funds - 1.0%
3,408,192	First American Treasury Obligations Fund - Class Z, 1.52%*			3,408,192
U.S. Treasury Bills - 0.5%
1,200,000	United States Treasury Bill†			1,199,178
300,000	United States Treasury Bill†			299,763
Total U.S. Treasury Bills				1,498,941
Total Short-Term Investments (Cost $4,907,133)				4,907,133
Total Investments - 125.0% (Cost $407,286,869)				403,415,387
Liabilities in Excess of Other Assets - (25.0)%				(80,804,103)
NET ASSETS - 100.0%				$322,611,284

# Variable rate security. Rate disclosed is as of March 31, 2018.
ʭ Step bond; the interest rate shown is the rate in effect as of March 31, 2018.
^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of these securities amounted to $76,262,877 or 23.6% of net assets.

~ Interest Only Security
†All or a portion of this security is pledged or segregated as collateral in connection with open futures contracts or TBA positions.
*Annualized seven-day yield as of March 31, 2018.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows+:

Cost of investments	$407,286,869
Gross unrealized appreciation	1,788,480
Gross unrealized depreciation	(5,659,962)
Net unrealized appreciation (depreciation)	$(3,871,482)

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Futures Contracts - Long
The Mortgage Securities Fund had the following open long futures contracts as of March 31, 2018:

Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond Futures June 2018	155	06/20/2018	$21,962,310	$22,726,875	$764,565
U.S. Treasury Ultra Bond Futures June 2018	95	06/20/2018	12,079,703	12,336,641	256,938
U.S. Treasury 10-Year Ultra Bond Futures June 2018	25	06/20/2018	3,833,911	4,011,719	177,808
			$37,875,924	$39,075,235	$1,199,311
Futures Contracts - Short
The Mortgage Securities Fund had the following open short futures contracts as of March 31, 2018:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note Futures June 2018	(150)	06/29/2018	$(31,862,586)	$(31,891,407)	$(28,821)
U.S. Treasury 5-Year Note Futures June 2018	(150)	06/29/2018	(17,075,745)	(17,169,141)	(93,396)
U.S. Treasury 10-Year Note Futures June 2018	(130)	06/20/2018	(15,550,630)	(15,748,281)	(197,651)
			$(64,488,961)	$(64,808,829)	$(319,868)

There is no variation margin due to or from the fund as of March 31, 2018.

Summary of Fair Value Disclosure at March 31, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3
Mortgage Backed Securities	$-	$316,880,499	$-
Asset Backed Securities	$-	$68,787,860	$-
Municipal Bonds	$-	$12,454,095	$-
Preferred Stocks	$385,800	$-	$-
Short-Term Investments	$3,408,192	$1,498,941	$-
Total Investments	$3,793,992	$399,621,395	$-
Futures Contracts - Long*	$1,199,311	$-	$-
Futures Contracts - Short*	$(319,868)	$-	$-

* Unrealized Appreciation (Depreciation)

Brown Advisory - WMC Strategic European Equity Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 98.1%
Austria - 0.6%
226,388	Porr AG	7,793,607
Belgium - 2.3%
379,170	UCB S.A.	30,879,011
Denmark - 3.5%
57,158	ALK-Abello A/S	7,169,787
432,203	DSV A/S	34,121,710
474,870	Spar Nord Bank A/S	5,663,954
		46,955,451
Finland - 5.1%
794,629	Kone OYJ	39,658,291
320,442	Nokian Renkaat OYJ	14,552,699
256,057	Sampo OYJ	14,265,645
		68,476,635
France - 13.5%
734,851	Altran Technologies S.A.	10,888,400
80,979	BioMerieux S.A.	6,669,417
817,385	Elior Group S.A.	17,780,510
1,378,371	Elis S.A.	34,129,700
602,301	Legrand S.A.	47,257,005
103,685	L'Oreal S.A.	23,418,176
188,656	Pernod Ricard S.A.	31,412,807
36,748	Virbac S.A.*	5,401,295
115,556	Worldline S.A.*	5,872,489
		182,829,799
Germany - 13.4%
73,402	Adidas AG	17,858,536
262,612	Beiersdorf AG	29,761,222
383,275	Brenntag AG	22,817,201
1,036,178	Infineon Technologies AG	27,866,205
397,834	Merck KGaA	38,171,388
297,100	Siemens Healthineers AG*	12,209,940
378,951	United Internet AG	23,877,970
95,009	Washtec AG	9,064,073
		181,626,535
Italy - 0.9%
60,177	DiaSorin S.p.A.	5,420,606
1,138,741	OVS S.p.A.	6,991,980
		12,412,586
Netherlands - 8.0%
413,965	Heineken NV	44,523,652
1,798,262	ING Groep NV	30,346,076
606,375	Unilever NV	34,227,139
		109,096,867
Spain - 1.1%
217,432	Viscofan S.A.	15,014,935
Sweden - 9.6%
2,100,508	Assa Abloy AB	45,529,426
779,539	Atlas Copco AB	33,856,783
2,281,603	Cloetta AB	8,722,750
847,624	Sandvik AB	15,529,508
1,063,394	Trelleborg AB	26,795,553
		130,434,020

Switzerland - 14.3%
1,230	BELIMO Holding AG	4,980,178
247,642	Cie Financiere Richemont S.A.	22,253,572
20,597	Daetwyler Holding AG	3,939,604
64,162	Geberit AG	28,373,871
9,737	INFICON Holding AG*	5,995,145
620,436	Julius Baer Group, Ltd.*	38,182,558
101,697	Kuehne & Nagel International AG	16,017,797
3,646	LEM Holding S.A.	6,066,836
40,337	Tecan Group AG	8,542,644
3,400,328	UBS Group AG*	59,910,130
		194,262,335
United Kingdom - 25.8%
381,404	British American Tobacco PLC	22,047,721
375,280	Bunzl PLC	11,035,588
1,758,569	Compass Group PLC	35,908,054
450,971	Diploma PLC	7,242,104
3,047,425	Electrocomponents PLC	25,668,262
764,884	Halma PLC	12,661,286
1,137,444	Jardine Lloyd Thompson Group PLC	20,458,544
1,419,161	Prudential PLC	35,462,879
706,841	Reckitt Benckiser Group PLC	59,662,750
6,729,101	Rentokil Initial PLC	25,644,582
2,002,575	Smith & Nephew PLC	37,462,077
513,803	Smiths Group PLC	10,929,259
212,382	Spirax-Sarco Engineering PLC	17,132,487
858,641	SSP Group PLC	7,375,768
506,348	Superdry PLC	11,094,099
393,157	WH Smith PLC	10,779,730
		350,565,190
Total Common Stocks (Cost $1,094,052,177)		1,330,346,971

Preferred Stocks - 0.6%
Germany - 0.6%
165,210	Fuchs Petrolub SE	8,968,380
Total Preferred Stocks (Cost $7,777,200)		8,968,380

Rights - 0.1%
France - 0.1%
734,851	Altran Technologies S.A., Exercise price 9.23 EUR expires 04/05/2018*	1,229,891
Total Rights (Cost $1,037,248)		1,229,891

Short-Term Investments - 1.1%
Money Market Funds - 1.1%
14,471,007	Cash Account Trust - Government & Agency Portfolio - Institutional Shares, 1.63%#	14,471,007
Total Short-Term Investments - (Cost $14,471,007)		14,471,007
Total Investments - 99.9% (Cost $1,117,337,632)		1,355,016,249
Other Assets in Excess of Liabilities - 0.1%		1,372,348
NET ASSETS - 100.0%		$1,356,388,597

* Non-Income Producing
# Annualized seven-day yield as of March 31, 2018.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows+:

Cost of investments	$1,117,337,632
Gross unrealized appreciation	262,924,405
Gross unrealized depreciation	(25,245,788)
Net unrealized appreciation (depreciation)	$237,678,617

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at March 31, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3
Common Stocks:
Austria	$-	$7,793,607	$-
Belgium	$-	$30,879,011	$-
Denmark	$-	$46,955,451	$-
Finland	$-	$68,476,635	$-
France	$-	$182,829,799	$-
Germany	$12,209,940	$169,416,595	$-
Italy	$-	$12,412,586	$-
Netherlands	$-	$109,096,867	$-
Spain	$-	$15,014,935	$-
Sweden	$-	$130,434,020	$-
Switzerland	$-	$194,262,335	$-
United Kingdom	$20,458,544	$330,106,646	$-
Preferred Stocks	$-	$8,968,380	$-
Rights	$1,229,891	$-	$-
Short-Term Investments	$14,471,007	$-	$-
Total Investments	$48,369,382	$1,306,646,867	$-

Brown Advisory - WMC Japan Alpha Opportunities Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 94.7%
Japan - 94.7%
Consumer Discretionary - 23.2%
117,200	Adastria Co., Ltd.	2,411,004
31,108	Aeon Delight Co., Ltd.	1,128,902
266,700	Aisan Industry Co., Ltd.	2,849,181
96,492	Alpine Electronics, Inc.	1,825,091
120,074	Altech Corp.	2,793,486
123,900	Asics Corp.	2,307,756
324,598	ASKUL Corp.	10,894,748
376,600	Avex, Inc.	5,338,320
226,719	Bandai Namco Holdings, Inc.	7,337,468
49,700	BELC Co., Ltd.	2,886,666
115,500	Benesse Holdings, Inc.	4,201,816
61,729	Bridgestone Corp.	2,715,696
233,924	Capcom Co., Ltd.	5,420,303
83,870	Casio Computer Co., Ltd.	1,249,313
306,500	DaikyoNishikawa Corp.	5,008,815
139,400	DIP Corp.	4,422,518
227,500	Exedy Corp.	7,198,244
351,045	Fuji Media Holdings, Inc.	5,972,004
170,173	FUJIFILM Holdings Corp.	6,795,635
457,700	Funai Electric Co., Ltd.	3,289,537
96,300	Gendai Agency, Inc.	495,687
2,634	H.I.S. Co., Ltd.	95,958
116,800	H2O Retailing Corp.	2,167,353
8,440	Hikari Tsushin, Inc.	1,361,425
777,200	Honda Motor Co., Ltd.	26,904,017
169,420	Honeys Holdings Co., Ltd.	1,595,066
543,300	IDOM, Inc.	3,856,907
187,100	IJT Technology Holdings Co., Ltd.	1,563,574
159,734	Isuzu Motors, Ltd.	2,447,361
248,649	ITOCHU Corp.	4,855,412
155,900	JAC Recruitment Co., Ltd.	3,328,839
73,100	Katitas Co., Ltd.	2,289,458
423,700	Keihin Corp.	8,717,020
354,096	Kyoritsu Maintenance Co., Ltd.	16,871,554
138,114	Marui Group Co., Ltd.	2,785,122
691,610	Mitsubishi Motors Corp.	4,946,053
618,323	NGK Spark Plug Co., Ltd.	14,899,137
326,800	Nikon Corp.	5,907,192
958,053	Nippon Television Holdings, Inc.	16,833,767
390,066	Nishimatsuya Chain Co., Ltd.	4,415,024
220,882	Nissan Motor Co., Ltd.	2,279,975
363,500	Nissin Kogyo Co., Ltd.	6,306,671
188,589	Pacific Industrial Co., Ltd.	2,515,214
122,900	PAL Group Holdings Co., Ltd.	3,363,150
91,650	Persol Holdings Co., Ltd.	2,663,047
3,663,800	Pioneer Corp.*	6,035,695
322,400	Prestige International, Inc.	3,946,480
65,800	Proto Corp.	1,026,159
298,100	Relia, Inc.	3,645,369

228,920	Sankyo Co., Ltd.	8,008,185
178,800	Sanyo Shokai, Ltd.	3,880,973
168,566	Seiren Co., Ltd.	3,107,235
13,291	Shimamura Co., Ltd.	1,657,232
213,620	Showa Corp.	3,659,730
72,600	Strike Co., Ltd.	4,488,900
51,518	Suzuki Motor Corp.	2,797,085
170,960	TechnoPro Holdings, Inc.	10,318,570
554,734	Tokai Rika Co., Ltd.	11,316,242
10,328	Token Corp.	1,033,946
423,700	Toppan Forms Co., Ltd.	4,692,420
386,800	Toppan Printing Co., Ltd.	3,179,480
1,155,167	Toyo Tire & Rubber Co., Ltd.	19,804,730
345,100	Toyoda Gosei Co., Ltd.	7,992,356
123,066	Toyota Industries Corp.	7,439,872
33,500	Trusco Nakayama Corp.	828,030
211,974	TV Asahi Holdings Corp.	4,685,832
100,900	United Arrows, Ltd.	3,825,781
305,900	XEBIO Holdings Co., Ltd.	6,063,071
118,000	Zojirushi Corp.	1,739,113
		354,682,972
Consumer Staples - 4.2%
41,229	Ain Holdings, Inc.	3,222,606
566,474	Ajinomoto Co., Inc.	10,287,302
58,193	Asahi Group Holdings, Ltd.	3,129,539
96,700	Cawachi, Ltd.	2,409,035
33,000	Ci:z Holdings Co., Ltd.	1,648,577
49,688	Cocokara Fine, Inc.	3,449,177
330,925	Ezaki Glico Co., Ltd.	17,564,538
717,100	Itoham Yonekyu Holdings, Inc.	6,245,517
114,853	Japan Tobacco, Inc.	3,281,007
253,016	Seven & I Holdings Co., Ltd.	10,837,267
68,700	Warabeya Nichiyo Holdings Co., Ltd.	1,710,811
		63,785,376
Energy - 1.3%
1,061,300	Inpex Corp.	13,170,026
308,700	Japan Petroleum Exploration Co., Ltd.	7,025,009
		20,195,035
Financials - 17.7%
2,355,505	Acom Co., Ltd.*	10,577,637
95,527	Bank of Kyoto, Ltd.	5,413,327
349,000	Chiba Bank, Ltd.	2,853,403
62,800	Chugoku Bank, Ltd.	748,605
516,400	Concordia Financial Group, Ltd.	2,915,835
206,050	Credit Saison Co., Ltd.	3,448,775
941,400	Dai-ichi Life Holdings Co., Inc.	17,379,634
446,000	Fukuoka Financial Group, Inc.	2,443,266
321,100	Hachijuni Bank, Ltd.	1,745,083
103,900	Hiroshima Bank, Ltd.	792,533
301,800	Ichiyoshi Securities Co., Ltd.	3,491,388
250,200	Japan Post Bank Co., Ltd.	3,395,444
536,500	Japan Post Holdings Co., Ltd.	6,519,773
292,100	Kyushu Financial Group, Inc.	1,458,860
582,200	Mebuki Financial Group, Inc.	2,261,491
8,843,103	Mitsubishi UFJ Financial Group, Inc.	58,767,879
15,212,600	Mizuho Financial Group, Inc.	27,723,115
103,305	MS&AD Insurance Group Holdings, Inc.	3,209,016
712,500	Resona Holdings, Inc.	3,829,653

428,193	San-In Godo Bank, Ltd.	3,830,270
115,000	Shinsei Bank, Ltd.	1,784,006
280,000	Shizuoka Bank, Ltd.	2,692,625
164,929	Sony Financial Holdings, Inc.	3,011,627
761,200	Sumitomo Mitsui Financial Group, Inc.	32,293,363
490,489	Sumitomo Mitsui Trust Holdings, Inc.	20,050,770
1,123,217	T&D Holdings, Inc.	17,866,090
604,100	Tochigi Bank, Ltd.	2,337,764
344,264	Tokio Marine Holdings, Inc.	15,609,914
125,730	Tokyo TY Financial Group, Inc.	3,031,582
190,000	Yamaguchi Financial Group, Inc.	2,351,230
154,500	Zenkoku Hosho Co., Ltd.	6,789,283
		270,623,241
Health Care - 5.1%
163,900	Asahi Intecc Co., Ltd.	6,600,250
83,505	BML, Inc.	2,177,203
98,500	CMIC Holdings Co., Ltd.	2,567,649
144,000	Eisai Co., Ltd.	9,271,671
164,700	EPS Holdings, Inc.	3,381,380
152,500	Nippon Shinyaku Co., Ltd.	10,323,303
893,903	Nipro Corp.	13,148,361
80,876	ONO Pharmaceutical Co., Ltd.	2,573,215
34,829	SMS Co., Ltd.	1,486,435
185,540	Suzuken Co., Ltd.	7,807,241
387,000	Takeda Pharmaceutical Co., Ltd.	18,870,607
		78,207,315
Industrials - 14.2%
166,306	Amada Holdings Co., Ltd.	2,021,527
865,200	Chiyoda Corp.	8,098,755
139,400	Daiseki Co., Ltd.	3,893,149
269,800	DMG Mori Co., Ltd.	5,083,256
292,500	Fujitsu General, Ltd.	5,239,136
47,700	Furukawa Electric Co., Ltd.	2,565,813
1,015,381	Hazama Ando Corp.	7,704,848
577,413	Hino Motors, Ltd.	7,508,938
140,900	Hisaka Works, Ltd.	1,382,810
278,230	Hitachi Metals, Ltd.	3,269,982
248,400	Hosiden Corp.	3,125,106
113,600	IHI Corp.	3,544,203
123,100	Jamco Corp.	2,568,018
64,057	Japan Airlines Co., Ltd.	2,608,155
164,400	Japan Steel Works, Ltd.	5,403,625
519,248	JGC Corp.	11,305,366
498,716	Kawasaki Heavy Industries, Ltd.	16,093,370
78,785	Kinden Corp.	1,317,894
53,988	Kumagai Gumi Co., Ltd.	1,702,008
171,000	Kyudenko Corp.	8,400,168
389,100	Mitsubishi Heavy Industries, Ltd.	15,003,309
70,200	Mitsui O.S.K. Lines, Ltd.	1,993,521
795,810	NGK Insulators, Ltd.	13,784,993
56,334	Nippo Corp.	1,269,964
509,626	Nippon Yusen K.K.	10,005,968
101,700	Nissin Electric Co., Ltd.	954,936
48,887	Noritz Corp.	887,172
483,800	Sanwa Holdings Corp.	6,238,368
36,300	Shima Seiki Manufacturing, Ltd.	2,549,876
56,568	SHO-BOND Holdings Co., Ltd.	4,214,179
4,528	SMC Corp.	1,841,986

155,900	Sodick Co., Ltd.	2,045,794
1,405,158	Sumitomo Electric Industries, Ltd.	21,475,742
369,325	Tadano, Ltd.	5,563,903
43,601	Taisei Corp.	2,236,282
127,695	Takuma Co., Ltd.	1,405,096
734,000	Toshiba Machine Co., Ltd.	5,103,008
87,706	Toshiba Plant Systems & Services Corp.	1,917,861
355,600	Toyo Engineering Corp.*	3,393,151
231,480	Tsubaki Nakashima Co., Ltd.	5,977,579
460,200	Ushio, Inc.	6,179,009
		216,877,824
Information Technology - 13.3%
31,606	Alpha Systems, Inc.	678,253
399,000	Alps Electric Co., Ltd.	9,876,908
332,200	Canon, Inc.	12,051,654
933,700	Citizen Watch Co., Ltd.	6,587,188
118,600	Cresco, Ltd.	3,949,310
1,028,347	DeNA Co., Ltd.	18,729,082
40,799	DTS Corp.	1,420,130
74,405	Enplas Corp.	2,445,234
398,547	Ferrotec Holdings Corp.	10,022,377
4,556,036	Fujitsu, Ltd.	27,686,720
1,113,400	GREE, Inc.	6,418,380
298,128	Hitachi High-Technologies Corp.	14,172,575
112,323	Kyocera Corp.	6,368,501
222,200	LAC Co., Ltd.	3,005,187
189,300	Maxell Holdings, Ltd.	3,619,220
70,020	Melco Holdings, Inc.	2,330,513
94,400	Miraial Co., Ltd.	1,378,571
504,700	Nichicon Corp.	5,781,751
200,700	Nippon Ceramic Co., Ltd.	5,493,078
48,947	NSD Co., Ltd.	995,645
339,300	Ricoh Co., Ltd.	3,351,886
253,074	SCSK Corp.	10,975,934
33,500	Shibaura Electronics Co., Ltd.	1,626,553
795,100	Shinko Electric Industries Co., Ltd.	5,877,755
253,400	SIIX Corp.	5,425,339
312,466	SMK Corp.	1,291,757
69,200	Systena Corp.	2,809,955
182,100	TechMatrix Corp.	3,001,342
314,934	Tokyo Seimitsu Co., Ltd.	12,778,725
88,200	UT Group Co., Ltd.*	2,878,233
818,100	Yahoo! Japan Corp.	3,829,442
113,000	Yamaichi Electronics Co., Ltd.	1,953,781
199,800	Yume No Machi Souzou Iinkai Co., Ltd.	4,216,580
		203,027,559
Materials - 10.9%
116,221	ADEKA Corp.	2,078,807
144,700	Chubu Steel Plate Co., Ltd.	1,090,709
283,489	Daicel Corp.	3,112,982
146,000	Denka Co., Ltd.	4,942,807
39,235	Fujimi, Inc.	848,319
22,122	Fuso Chemical Co., Ltd.	569,615
497,056	JFE Holdings, Inc.	10,026,295
574,857	JSR Corp.	12,937,699
415,619	Kanto Denka Kogyo Co., Ltd.	4,272,857
224,600	KH Neochem Co., Ltd.	6,512,120
704,701	Kobe Steel, Ltd.*	6,990,164

303,400	Kyoei Steel, Ltd.	5,182,651
542,651	MinebeaMitsumi, Inc.	11,667,929
78,700	Mitsui Mining & Smelting Co., Ltd.	3,489,570
421,000	Nakayama Steel Works, Ltd.	2,780,542
161,400	Neturen Co., Ltd.	1,661,566
78,900	Nippon Shokubai Co., Ltd.	5,455,242
394,900	NOK Corp.	7,711,465
166,000	Pacific Metals Co., Ltd.*	4,984,692
19,897	Sanyo Chemical Industries, Ltd.	935,406
139,062	Sekisui Chemical Co., Ltd.	2,438,723
166,014	Shin-etsu Chemical Co., Ltd.	17,316,785
381,800	Sumitomo Riko Co., Ltd.	3,848,368
163,000	Taiheiyo Cement Corp.	5,854,853
333,200	Tocalo Co., Ltd.	4,050,141
117,100	Tokuyama Corp.	3,711,478
133,000	Tokyo Ohka Kogyo Co., Ltd.	4,838,016
1,279,100	Tokyo Steel Manufacturing Co., Ltd.	10,316,914
146,100	Toyo Seikan Group Holdings, Ltd	2,180,029
164,500	Toyobo Co., Ltd.	3,242,273
90,100	UACJ Corp.	2,314,426
343,412	Yamato Kogyo Co., Ltd.	9,476,208
		166,839,651
Real Estate - 1.4%
1,875,400	Ichigo, Inc.	8,310,698
763,000	Kenedix, Inc.	4,751,838
229,912	Mitsubishi Estate Co., Ltd.	3,851,357
1,000,000	Takara Leben Co., Ltd.	4,325,366
		21,239,259
Telecommunication Services - 2.1%
131,504	KDDI Corp.	3,386,811
450,320	Nippon Telegraph & Telephone Corp.	21,008,811
88,686	SoftBank Group Corp.	6,615,201
		31,010,823
Utilities - 1.3%
325,000	Chubu Electric Power Co., Inc.	4,664,315
252,400	Chugoku Electric Power Co., Inc.	3,083,426
90,900	Electric Power Development Co., Ltd.	2,343,033
128,500	Nippon Gas Co., Ltd.	6,140,990
768,900	Tokyo Electric Power Company Holdings, Inc.*	3,011,764
		19,243,528
Total Common Stocks (Cost $1,263,734,756)		1,445,732,583

Real Estate Investment Trusts - 0.3%
Japan - 0.3%
278	Hoshino Resorts, Inc.	1,465,414
2,683	LaSalle Logiport	2,863,540
Total Real Estate Investment Trusts (Cost $4,295,831)		4,328,954

Exchange Traded Funds - 0.7%
Japan - 0.7%
679,489	Nomura AM TOPIX ETF	11,438,809
Total Exchange Traded Funds (Cost $11,324,213)		11,438,809

Short-Term Investments - 3.4%
Money Market Funds - 3.4%
51,434,404	Cash Account Trust - Government & Agency Portfolio - Instituitional Shares, 1.63%#	51,434,404
Total Short-Term Investments (Cost $51,434,404)		51,434,404
Total Investments - 99.1% (Cost $1,330,789,204)		1,512,934,750
Other Assets in Excess of Liabilities - 0.9%		14,449,511
NET ASSETS - 100.0%		$1,527,384,261

*Non-Income Producing
#Annualized seven-day yield as of March 31, 2018.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows+:

Cost of investments	$1,330,789,204
Gross unrealized appreciation	222,251,081
Gross unrealized depreciation	(40,105,535)
Net unrealized appreciation (depreciation)	$182,145,546

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The market values of securities included on this Schedule of Investments are as of the closing time of the New York Stock Exchange on Thursday, March 29, 2018.  On Friday, March 30, 2018, the U.S. financial markets were closed while the financial markets in Japan were open.  An analysis was performed, and it was determined that cumulative change in market value of securities in Japan on Friday, March  30, 2018 was not material to the Fund as a percentage of net assets.

Futures Contracts - Long

The Brown Advisory - WMC Japan Alpha Opportunities Fund had the following open long futures contracts as of March 31, 2018:

Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
TOPIX Index Futures Contracts^	186	6/7/2018	$29,982,266	$29,830,271	$(151,995)

^ Contracts are denominated in Japanese Yen. Notional amount, notional value and unrealized appreciation (depreciation) have been translated into U.S. Dollars as of March 31, 2018.
There is $70,033 of variation margin due from the broker to the Fund as of March 31, 2018.

Forward Foreign Currency Exchange Contracts
The Brown Advisory - WMC Japan Alpha Opportunities Fund had the following outstanding contracts as of March 31, 2018:
Currency to be Delivered		Currency to be Received		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
U.S. Dollars	47,987,447	Japanese Yen	5,046,000,000	04/27/18	ANZ Securities	$(478,323)
						$(478,323)

Summary of Fair Value Disclosure at March 31, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3
Common Stocks	$-	$1,445,732,583	$-
Real Estate Investment Trusts	-	4,328,954	-
Exchange Traded Funds	-	11,438,809	-
Short-Term Investments	51,434,404	-	-
Total Investments	$51,434,404	$1,461,500,346	$-
Future Contracts - Long*	$(151,995)	$-	$-
Forward Foreign Currency Exchange Contracts*	$-	$(478,323)	$-

*Unrealized Appreciation (Depreciation)

Brown Advisory - Somerset Emerging Markets Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 97.9%
Brazil - 6.4%
1,890,571	Ambev S.A.	13,863,825
2,060,856	Porto Seguro S.A.†	30,237,582
		44,101,407
Chile - 4.6%
3,221,349	AFP Habitat S.A.†	5,323,574
8,604,446	Aguas Andinas S.A.	5,597,093
1,247,316	Cia Cervecerias Unidas S.A.†	18,354,086
1,353,422	Inversiones Aguas Metropolitanas S.A.†	2,492,365
		31,767,118
China - 3.4%
5,581,216	CNOOC, Ltd.	8,264,046
1,243,359	Henderson Land Development Co., Ltd	8,152,799
792,000	Hengan International Group Co., Ltd.	7,383,204
		23,800,049
Greece - 2.0%
6,456,294	Alpha Bank AE*	13,789,162
Hungary - 8.5%
1,948,488	MOL Hungarian Oil & Gas PLC	21,259,371
829,752	OTP Bank PLC	37,282,318
		58,541,689
India - 9.2%
1,572,168	HCL Technologies, Ltd.	23,382,474
188,978	Hero MotoCorp, Ltd.	10,316,372
3,579,096	Power Grid Corp. of India, Ltd.	10,665,498
211,978	Shriram Transport Finance Co., Ltd.	4,713,078
3,032,933	Yes Bank, Ltd.	14,322,484
		63,399,906
Indonesia - 2.4%
8,146,719	AKR Corporindo Tbk PT	3,373,781
49,751,983	Telekomunikasi Indonesia Persero Tbk PT	13,082,537
		16,456,318
Nigeria - 0.8%
182,698,573	Access Bank PLC	5,607,981
Philippines - 1.5%
13,729,081	Aboitiz Power Corp.	10,213,609
Poland - 3.4%
780,262	Eurocash S.A.	5,380,195
1,471,783	Powszechny Zaklad Ubezpieczen S.A.	17,998,121
		23,378,316
Portugal - 1.0%
403,599	Jeronimo Martins SGPS S.A.	7,340,907
Russia - 3.3%
1,221,769	Sberbank of Russia PJSC ADR	22,811,661
South Africa - 5.7%
3,036,292	Sanlam, Ltd.	21,934,862
837,855	Shoprite Holdings, Ltd.	17,887,242
		39,822,104

South Korea - 18.9%
121,230	KT&G Corp.	11,403,478
3,889	NCSoft Corp.	1,504,963
839,940	Nexen Tire Corp.†	9,810,726
50,471	NongShim Co., Ltd.†	14,242,314
12,226	Samsung Electronics Co., Ltd.	28,565,759
65,314	Samsung Fire & Marine Insurance Co., Ltd.	16,477,097
634,572	SK Hynix, Inc.	48,615,807
		130,620,144
Taiwan - 10.3%
708,000	eMemory Technology, Inc.†	8,546,225
872,400	Formosa International Hotels Corp.†	4,541,568
7,844,000	Pou Chen Corp.	10,474,461
869,000	President Chain Store Corp.	8,794,429
1,163,750	Taiwan Semiconductor Manufacturing Co., Ltd.	9,857,196
2,699,584	Win Semiconductors Corp.	29,357,616
		71,571,495
Turkey - 4.8%
2,211,698	Aksa Akrilik Kimya Sanayii A/S†	9,407,122
2,629,499	Anadolu Hayat Emeklilik A/S†	4,965,343
196,051	AvivaSA Emeklilik ve Hayat A/S	886,511
10,425,279	Turk Telekomunikasyon A/S*	17,802,887
		33,061,863
United Arab Emirates - 2.6%
4,384,282	First Abu Dhabi Bank	13,965,533
3,988,700	Union National Bank†	3,855,075
		17,820,608
United Kingdom - 9.1%
492,170	Coca-Cola HBC AG*	18,213,532
2,555,650	HSBC Holdings PLC	24,157,159
613,862	X5 Retail Group NV GDR*	20,586,704
		62,957,395
Total Common Stocks (Cost $514,975,740)		677,061,732

Short-Term Investments - 1.3%
Money Market Funds - 1.3%
8,680,871	Cash Account Trust - Government & Agency Portfolio - Institutional Shares, 1.63%#	8,680,871
Total Short-Term Investments (Cost $8,680,871)		8,680,871
Total Investments - 99.2% (Cost $523,656,611)		685,742,603
Other Assets in Excess of Liabilities - 0.8%		5,272,244
NET ASSETS - 100.0%		$691,014,847

†All or a portion of this security is considered illiquid. At March 31, 2018, the total market value of securities considered illiquid was $54,145,685 or 7.8% of net assets.
#Annualized seven-day yield as of March 31, 2018.
* Non-Income Producing
GDR - Global Depository Receipt
ADR - American Depositary Receipt

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows+:

Cost of investments	$523,656,611
Gross unrealized appreciation	198,133,178
Gross unrealized depreciation	(36,047,186)
Net unrealized appreciation (depreciation)	$162,085,992

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The market values of securities included on this Schedule of Investments are as of the closing time of the New York Stock Exchange on Thursday, March 29, 2018.  On Friday, March 30, 2018, the U.S. financial markets, along with many foreign financial markets, were closed.  An analysis was performed, and it was determined that the cumulative change in market value of securities in those foreign markets that were open on Friday, March  30, 2018 (South Korea, Taiwan and Turkey) were not material to the Fund as a percentage of net assets.

Summary of Fair Value Disclosure at March 31, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3
Common Stocks:
Brazil	$44,101,407	$-	$-
Chile	$10,920,667	$20,846,451	$-
China	$-	$23,800,049	$-
Greece	$-	$13,789,162	$-
Hungary	$-	$58,541,689	$-
India	$-	$63,399,906	$-
Indonesia	$-	$16,456,318	$-
Nigeria	$-	$5,607,981	$-
Philippines	$-	$10,213,609	$-
Poland	$-	$23,378,316	$-
Portugal	$-	$7,340,907	$-
Russia	$5,314,019	$17,497,642	$-
South Africa	$-	$39,822,104	$-
South Korea	$9,810,726	$120,809,418	$-
Taiwan	$-	$71,571,495	$-
Turkey	$5,851,854	$27,210,009	$-
United Arab Emirates	$17,820,608	$-	$-
United Kingdom	$-	$62,957,395	$-
Short-Term Investments	$8,680,871	$-	$-
Total Investments	$102,500,152	$583,242,451	$-

Brown Advisory - Macquarie Asia New Stars Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 97.1%
China - 38.3%
118,303	Autohome, Inc. ADR	10,166,960
70,000	China Biologic Products Holdings, Inc.*	5,670,000
60,934	China Lodging Group, Ltd. ADR	8,025,617
2,138,000	China Medical System Holdings, Ltd.	4,897,906
23,324,000	China Power International Development, Ltd.	6,030,384
8,998,000	China State Construction International Holdings, Ltd.	11,050,597
9,366,000	Guotai Junan International Holdings, Ltd.	2,730,718
1,407,000	Haier Electronics Group Co., Ltd.	5,044,328
13,320,000	Li & Fung, Ltd.	6,566,451
6,940,500	Li Ning Co., Ltd.*	7,146,139
2,473,000	Melco International Development, Ltd.	7,257,759
207,500	Momo, Inc. ADR*	7,756,350
77,366	New Oriental Education & Technology Group, Inc. ADR	6,781,130
2,345,000	Nine Dragons Paper Holdings, Ltd.	3,554,088
17,200	SINA Corp.*	1,793,444
5,454,000	Zhejiang Expressway Co., Ltd.	5,593,548
1,022,700	Zhuzhou CRRC Times Electric Co., Ltd.	4,980,675
		105,046,094
India - 13.6%
366,232	Apollo Hospitals Enterprise, Ltd.	6,017,126
2,408,105	Petronet LNG, Ltd.	8,597,050
473,416	Shriram Transport Finance Co., Ltd.	10,525,840
370,259	UPL, Ltd.	4,173,459
1,703,292	Yes Bank, Ltd.	8,043,492
		37,356,967
Indonesia - 2.4%
8,327,700	Matahari Department Store Tbk PT†	6,651,773
Malaysia - 2.7%
3,950,700	CIMB Group Holdings Bhd	7,351,562
Philippines - 2.7%
4,501,303	Metropolitan Bank & Trust Co.	7,412,312
Singapore - 1.0%
491,100	Singapore Exchange, Ltd.	2,772,470
South Korea - 19.7%
18,010	Hugel, Inc.*	10,159,451
55,148	Innox Advanced Materials Co., Ltd.*	3,407,787
225,860	KB Financial Group, Inc.	13,099,254
12,440	KCC Corp.	3,883,066
66,958	Korea Kolmar Co., Ltd.	4,907,949
65,527	Samsung SDI Co., Ltd.	11,880,150
58,433	S-Oil Corp.	6,616,566
		53,954,223
Taiwan - 13.4%
234,000	Airtac International Group	4,213,894
367,000	General Interface Solution Holding, Ltd.	2,267,987
377,300	Gourmet Master Co., Ltd.	4,955,906
4,126,346	Macronix International Co., Ltd.*	7,069,540
993,000	Nanya Technology Corp.	3,181,664

2,626,000	Pou Chen Corp.	3,506,621
544,000	TCI Co., Ltd.	7,691,470
1,635,000	Zhen Ding Technology Holding, Ltd.	3,950,973
		36,838,055
Thailand - 3.3%
8,205,400	Home Product Center PCL	3,656,417
4,445,500	Minor International PCL	5,416,701
		9,073,118
Total Common Stocks (Cost $243,137,538)		266,456,574

Short-Term Investments - 2.0%
Money Market Funds - 2.0%
5,601,976	Cash Account Trust - Government & Agency Portfolio - Institutional Shares, 1.63%#	5,601,976
Total Short-Term Investments (Cost $5,601,976)		5,601,976
Total Investments - 99.1% (Cost $248,739,514)		272,058,550
Other Assets in Excess of Liabilities - 0.9%		2,459,782
NET ASSETS - 100.0%		$274,518,332

*Non-Income Producing
#Annualized seven-day yield as of March 31, 2018.
ADR - American Depositary Receipt
†All or a portion of this security is considered illiquid. At March 31, 2018, the total market value of securities considered illiquid was $1,535,025 or 0.6% of net assets.
The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows+:

Cost of investments	$248,739,514
Gross unrealized appreciation	38,122,856
Gross unrealized depreciation	(14,803,820)
Net unrealized appreciation (depreciation)	$23,319,036

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The market values of securities included on this Schedule of Investments are as of the closing time of the New York Stock Exchange on Thursday, March 29, 2018. On Friday, March 30, 2018, the U.S. financial markets, along with many foreign financial markets, were closed. An analysis was performed, and it was determined that the cumulative change in market value of securities in those foreign markets that were open on Friday, March 30, 2018 (Malaysia, South Korea, Taiwan and Thailand) were not material to the Fund as a percentage of net assets.

Summary of Fair Value Disclosure at March 31, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3
Common Stocks:
China	$40,193,501	$64,852,593	$-
India	$-	$37,356,967	$-
Indonesia	$-	$6,651,773	$-
Malaysia	$-	$7,351,562	$-
Philippines	$-	$7,412,312	$-
Singapore	$-	$2,772,470	$-
South Korea	$-	$53,954,223	$-
Taiwan	$-	$36,838,055	$-
Thailand	$-	$9,073,118	$-
Short-Term Investments	$5,601,976	$-	$-
Total Investments	$45,795,477	$226,263,073	$-

Brown Advisory - Beutel Goodman Large-Cap Value Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.8%
Consumer Discretionary - 14.8%
9,120	AutoZone, Inc.*	5,916,053
105,490	Harley-Davidson, Inc.	4,523,411
73,420	Omnicom Group, Inc.	5,335,431
		15,774,895
Consumer Staples - 10.1%
79,670	Campbell Soup Co.	3,450,508
76,690	Kellogg Co.	4,985,616
29,760	Procter & Gamble Co.	2,359,373
		10,795,497
Energy - 4.2%
95,640	Halliburton Co.	4,489,342
Financials - 12.7%
54,430	American Express Co.	5,077,230
27,660	Ameriprise Financial, Inc.	4,092,020
24,730	JPMorgan Chase & Co.	2,719,558
31,450	Wells Fargo & Co.	1,648,295
		13,537,103
Health Care - 14.0%
68,680	AmerisourceBergen Corp.	5,920,903
17,210	Baxter International, Inc.	1,119,338
65,750	Eli Lilly & Co.	5,087,078
7,960	Johnson & Johnson	1,020,074
33,570	Merck & Co., Inc.	1,828,558
		14,975,951
Industrials - 12.2%
14,630	Allegion PLC	1,247,793
57,350	Ingersoll-Rand PLC	4,903,999
35,970	Parker-Hannifin Corp.	6,151,949
6,070	United Technologies Corp.	763,727
		13,067,468
Information Technology - 14.9%
73,250	Amdocs, Ltd.	4,887,240
133,810	Oracle Corp.	6,121,808
140,250	Symantec Corp.	3,625,463
26,330	Teradyne, Inc.	1,203,544
		15,838,055
Materials - 4.3%
43,500	LyondellBasell Industries NV	4,597,080
Telecommunication Services - 6.6%
146,320	Verizon Communications, Inc.	6,997,022
Total Common Stocks (Cost $104,354,542)		100,072,413

Short-Term Investments - 5.6%
Money Market Funds - 5.6%
5,988,563	Cash Account Trust - Government & Agency Portfolio - Institutional Shares, 1.63%#	5,988,563
Total Short-Term Investments (Cost $5,988,563)		5,988,563
Total Investments - 99.4% (Cost $110,343,105)		106,060,976
Other Assets in Excess of Liabilities - 0.6%		619,420
NET ASSETS - 100.0%		$106,680,396

*Non-Income Producing
#Annualized seven-day yield as of March 31, 2018.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows+:

Cost of investments	$110,343,105
Gross unrealized appreciation	55,812
Gross unrealized depreciation	(4,337,941)
Net unrealized appreciation (depreciation)	$(4,282,129)

+ Tax adjustments are calculated annually as of the Fund's fiscal year end. The first tax adjustments for the Fund will be calculated as of June 30, 2018.
The above amounts do not reflect any tax adjustments.

Summary of Fair Value Disclosure at March 31, 2018 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1	Level 2	Level 3
Common Stocks	$100,072,413	$-	$-
Short-Term Investments	$5,988,563	$-	$-
Total Investments	$106,060,976	$-	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brown Advisory Funds

By (Signature and Title)  /s/ David M. Churchill
  David M. Churchill, Principal Executive Officer

Date                     5/24/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Daivd M. Churchill
   David M. Churchill, Principal Executive Officer

Date                  5/24/18

By (Signature and Title)* /s/ Jason T. Meix
   Jason T. Meix, Principal Financial Officer

Date                5/24/18

* Print the name and title of each signing officer under his or her signature.